Document and Entity Information	12 Months Ended
Feb. 24, 2013
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb 24, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	stbh
Entity Registrant Name	Stratus Technologies Bermuda Holdings Ltd.
Entity Central Index Key	0001507842
Current Fiscal Year End Date	--02-24
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	44,323,789.38

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Current assets:
Cash and cash equivalents	$ 22,163	$ 27,510
Accounts receivable, net of allowance for doubtful accounts of $281 and $160, respectively	38,330	37,066
Inventory	6,687	7,884
Deferred income taxes	1,667	1,613
Prepaid expenses and other current assets	3,989	4,454
Total current assets	72,836	78,527
Property and equipment, net	10,443	10,490
Intangible assets, net	7,258	3,024
Goodwill	13,024	9,591
Deferred income taxes	9,687	11,655
Deferred financing fees	6,381	9,216
Other assets	1,795	2,810
Total assets	121,424	125,313
Current liabilities:
Current portion of long-term debt	5,000	5,000
Accounts payable	7,763	7,927
Accrued expenses	15,661	13,617
Accrued interest payable	9,238	9,608
Income taxes payable	500	103
Deferred income taxes		1,075
Deferred revenue	37,740	36,713
Total current liabilities	75,902	74,043
Long-term debt, net of discount	273,393	260,405
Embedded derivatives	20,252	25,884
Long-term deferred income taxes	424	232
Deferred revenue and other long-term liabilities	17,556	15,909
Total liabilities	387,527	376,473
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	188,080	174,664
Stockholders' deficit:
Additional paid-in-capital
Accumulated deficit	(478,778)	(452,102)
Accumulated other comprehensive (loss) income	(668)	1,023
Total stockholders' deficit	(454,183)	(425,824)
Total liabilities, redeemable convertible preferred stock and redeemable ordinary stock, and stockholders' deficit	121,424	125,313
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	117,923	109,189
Stockholders' deficit:
Total stockholders' deficit	117,923	109,189
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	63,479	58,776
Stockholders' deficit:
Total stockholders' deficit	63,479	58,776
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	5,518	5,518
Stockholders' deficit:
Total stockholders' deficit	5,518	5,518
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and redeemable ordinary stock:
Total redeemable convertible preferred stock and redeemable ordinary stock	1,160	1,181
Stockholders' deficit:
Total stockholders' deficit	1,160	1,181
Ordinary Stock [Member]
Stockholders' deficit:
Ordinary stock	16,265	16,257
Total stockholders' deficit	16,265	16,257
Series B Ordinary Stock [Member]
Stockholders' deficit:
Ordinary stock	8,998	8,998
Total stockholders' deficit	$ 8,998	$ 8,998

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Allowance for doubtful accounts receivable	$ 281	$ 160
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	7,000,000	7,000,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	6,561,000	6,561,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	6,561,000	6,561,000
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, shares authorized	20,524,000	20,524,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	3,532,000	3,532,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	3,532,000	3,532,000
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and Redeemable ordinary stock, shares issued	773,000	787,000
Redeemable convertible preferred stock and Redeemable ordinary stock, shares outstanding	773,000	787,000
Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	181,003,000	181,003,000
Ordinary stock, shares issued	28,039,000	28,025,000
Ordinary stock, shares outstanding	28,039,000	28,025,000
Series A Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	7,678,000	7,678,000
Ordinary stock, shares issued	0	0
Ordinary stock, shares outstanding	0	0
Series B Ordinary Stock [Member]
Ordinary stock, par value	$ 0.5801	$ 0.5801
Ordinary stock, shares authorized	90,115,000	90,115,000
Ordinary stock, shares issued	15,512,000	15,512,000
Ordinary stock, shares outstanding	15,512,000	15,512,000

Consolidated Statement of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
REVENUE
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Total revenue	205,155	205,679	205,858
COST OF REVENUE
Product	30,192	33,346	32,862
Service	54,801	56,511	58,359
Total cost of revenue	84,993	89,857	91,221
Gross profit	120,162	115,822	114,637
OPERATING EXPENSES
Research and development	25,664	27,468	27,469
Sales and marketing	33,549	31,381	29,643
General and administrative	20,774	20,994	19,899
Restructuring charges	3,531	2,368	1,694
(Gain) on sale of subsidiary			(3,655)
Management and transaction costs	1,200	1,200	1,117
Total operating expenses	84,718	83,411	76,167
Profit from operations	35,444	32,411	38,470
Interest income	28	205	80
Interest expense	(49,996)	(48,334)	(43,728)
Loss on extinguishment of debt	(939)	(1,222)	(3,751)
Gain (loss) on change in fair value for embedded derivatives	4,752	(8,873)	(297)
Other expense, net	(225)	(64)	(1,454)
Loss before income taxes	(10,936)	(25,877)	(10,680)
Provision (benefit) for income taxes	2,532	(6,875)	1,520
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)
Other comprehensive (loss) income, net of taxes:
Cumulative translation adjustments	(1,688)	27	1,258
Changes in market value of equity security:
Unrealized (loss) gain, net of taxes	(3)	(4)	22
Comprehensive loss	$ (15,159)	$ (18,979)	$ (10,920)

Statement of Redeemable Stock and Stockholders' Deficit (USD $) In Thousands, except Share data	Total	Series A Redeemable Convertible Preferred Stock [Member]	Series B Redeemable Convertible Preferred Stock [Member]	Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]	Ordinary Shares Subject to Put Rights [Member]	Total Redeemable Convertible Preferred and Redeemable Ordinary Stock	Ordinary Stock [Member]	Series B Ordinary Stock [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive Income (Loss)
Beginning balance at Feb. 28, 2010	$ (340,480)	$ 93,612			$ 1,329	$ 94,941	$ 16,198		$ 8,889	$ (365,287)	$ (280)
Beginning balance, shares at Feb. 28, 2010		6,561,000			886,000		27,923,000
Net income (loss)	(12,200)									(12,200)
Unrealized foreign currency translation adjustment	1,258										1,258
Unrealized gain on corporate equity security	22										22
Issuance of Series B preferred shares, net of issuance cost of $428			11,023			11,023
Issuance of Series B preferred shares, net of issuance cost of $428, shares			3,532,000
Accretion of Series B preferred stock to redemption value	(43,400)		43,400			43,400			(10,060)	(33,340)
Issuance of Series B ordinary shares, net of issuance cost of $205	5,398							8,998	(205)	(3,395)
Issuance of Series B ordinary shares, net of issuance cost of $205, shares								15,512,000
Accretion of Series A preferred stock to redemption value	(7,489)	7,489				7,489			(661)	(6,828)
Issuance of contingent right to shares of Series B ordinary	1,533								1,533
Issuance of contingent right to shares of Series B preferred				5,518		5,518
Change in ordinary shares subject to puts	59				(59)	(59)	23		36
Change in ordinary shares subject to put, shares					(39,000)		39,000
Stock-based compensation expense	468								468
Ending balance at Feb. 27, 2011	(394,831)	101,101	54,423	5,518	1,270	162,312	16,221	8,998		(421,050)	1,000
Ending balance, shares at Feb. 27, 2011		6,561,000	3,532,000		847,000		27,962,000	15,512,000
Net income (loss)	(19,002)									(19,002)
Unrealized foreign currency translation adjustment	27										27
Unrealized gain on corporate equity security	(4)										(4)
Accretion of Series B preferred stock to redemption value	(4,353)		4,353			4,353			(137)	(4,216)
Accretion of Series A preferred stock to redemption value	(8,088)	8,088				8,088			(254)	(7,834)
Change in ordinary shares subject to puts	89				(89)	(89)	34		55
Change in ordinary shares subject to put, shares					(60,000)		60,000
Exercise of employee stock options	2						2
Exercise of employee stock options, shares	(3,000)						3,000
Stock-based compensation expense	336								336
Ending balance at Feb. 26, 2012	(425,824)	109,189	58,776	5,518	1,181	174,664	16,257	8,998		(452,102)	1,023
Ending balance, shares at Feb. 26, 2012		6,561,000	3,532,000		787,000		28,025,000	15,512,000
Net income (loss)	(13,468)									(13,468)
Unrealized foreign currency translation adjustment	(1,688)										(1,688)
Unrealized gain on corporate equity security	(3)										(3)
Accretion of Series B preferred stock to redemption value	(4,703)		4,703			4,703			(80)	(4,623)
Accretion of Series A preferred stock to redemption value	(8,734)	8,734				8,734			(149)	(8,585)
Change in ordinary shares subject to puts	21				(21)	(21)	8		13
Change in ordinary shares subject to put, shares					(14,000)		14,000
Stock-based compensation expense	216								216
Ending balance at Feb. 24, 2013	$ (454,183)	$ 117,923	$ 63,479	$ 5,518	$ 1,160	$ 188,080	$ 16,265	$ 8,998		$ (478,778)	$ (668)
Ending balance, shares at Feb. 24, 2013		6,561,000	3,532,000		773,000		28,039,000	15,512,000

Statement of Redeemable Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2
Issuance cost of series B ordinary shares			205
Series B Redeemable Convertible Preferred Stock [Member]
Issuance cost of series B preferred shares			428
Total Redeemable Convertible Preferred and Redeemable Ordinary Stock
Issuance cost of series B preferred shares			428
Series B Ordinary Stock [Member]
Issuance cost of series B ordinary shares			205
Additional Paid-in Capital
Issuance cost of series B ordinary shares			205
Accumulated Deficit
Issuance cost of series B ordinary shares			205
Accumulated other comprehensive Income (Loss)
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Cash flows provided by operating activities:
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	7,031	7,490	9,116
Amortization of deferred financing costs and debt discount	11,733	10,501	8,466
Stock-based compensation	216	336	468
Non-cash portion of restructuring charges	393
Deferred tax expense (income)	614	(8,585)	(2,163)
Provision for doubtful accounts	(93)	121	163
Inventory provision	812	716	959
Loss on extinguishment of debt	939	1,222	3,751
Premium on excess cash flow payment	(999)	(999)
(Gain) loss on change in fair value of embedded derivatives	(4,752)	8,873	297
(Gain) from sale of subsidiary			(3,655)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Loss on abandoned patents		45
Interest payable-in-kind	8,611	7,871	6,560
Changes in assets and liabilities
Accounts receivable	(1,158)	982	3,840
Inventory	(451)	(2,012)	(2,315)
Prepaid expenses and other current assets	430	(84)	1,211
Accounts payable	31	604	(721)
Accrued expenses	2,399	309	(50)
Accrued interest	(370)	(1,017)	7,735
Income taxes payable	(44)	(142)	184
Deferred revenue	(333)	(37)	(5,564)
Other long-term assets and liabilities	2,377	1,068	3,158
Net cash provided by (used in) operating activities	13,990	8,417	19,749
Cash flows used in investing activities:
Acquisition of property and equipment	(6,249)	(3,665)	(6,238)
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(6,821)
Proceeds from the disposition of property and equipment		19
Acquisition of other long-term assets	(142)	(100)	(86)
Net cash used in investing activities	(13,212)	(3,746)	(2,769)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			207,281
Payments on long-term debt	(4,995)	(4,997)	(218,000)
Payment of debt and equity issuance fees		(308)	(13,515)
Proceeds from the exercise of stock options		2
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(4,995)	(5,303)	(46,234)
Effect of exchange rate changes on cash	(1,130)	42	586
Net decrease in cash and cash equivalents	(5,347)	(590)	(28,668)
Cash and cash equivalents at beginning of period	27,510	28,100	56,768
Cash and cash equivalents at end of period	22,163	27,510	28,100
Supplemental cash flow information:
Cash paid for interest	30,041	30,983	20,979
Cash paid for income taxes, net of refunds	1,482	1,884	1,479
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series A	8,734	8,088	7,489
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series B	$ 4,703	$ 4,354	$ 43,400

Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 24, 2013
Cash acquired from acquisition	$ 34

Nature of Business	12 Months Ended
Feb. 24, 2013
Nature of Business

NOTE 1 — NATURE OF BUSINESS

Stratus Technologies Bermuda Holdings Ltd (“Stratus” or the “Company”) is a leading global provider of a differentiated suite of continuous availability solutions for mission-critical enterprise applications for the enterprise data center and small to medium-sized businesses. The Company’s customer base includes some of the most recognizable companies in the world across a variety of large industries, including financial services, healthcare and life sciences, manufacturing and logistics, and government and public safety. These customers rely on our products and services for their critical computer-based operations that they require to be continuously or highly available for the proper functioning of their businesses.

Stratus’ suite of products includes servers, services and software. The servers utilize a true, fault-tolerant systems architecture supported by a value-added services platform, which together provide industry-leading continuous availability with 99.999% uptime (i.e., less than five minutes of annual unplanned downtime). The Company’s value added services include maintenance services and managed services. Maintenance services are comprised of remote service management, predictive fault detection, root cause analysis and uptime guarantees. Managed services include long-term engagements where we manage many elements of a customer’s mission-critical server environment, as well as onsite consulting and project management.

The Company provides its products and services through direct sales and third-party channels, including distributors, value added resellers, independent software vendors and systems integrators around the world. As of February 24, 2013, the Company employed 536 people globally.

We believe our cash on hand, expected future operating cash inflows and borrowings available under our Revolving Credit Facility will be sufficient to fund operations, debt payment requirements and capital expenditures and to maintain compliance with the covenants under our debt agreements over the next twelve month period. However, there is no assurance that cash flows from operations and additional financings will be available in the future to fund such obligations in the long-term. Should we not maintain compliance with the covenants under our debt agreements we would not have the funds to repay the debt should the creditors demand payment and there can be no assurance that we will be able to refinance any of our indebtedness obligations on commercially reasonable terms or at all. The Company currently anticipates that it will not have the funds to repay the debt upon maturity and will most likely seek to refinance or restructure the debt in the future.

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Feb. 24, 2013
Basis of Presentation and Significant Accounting Policies

NOTE 2 — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The Company operates on a 52-to-53 week fiscal year that ends on the Sunday closest to the last day of February. The consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries. These consolidated financial statements are for the period covering the fifty-two weeks ended February 24, 2013 (also referred to as the “year-to-date fiscal period ended February 24, 2013” or year-to-date period ended February 24, 2013), the period covering the fifty-two weeks ended February 26, 2012 (also referred to as the “year-to-date fiscal period ended February 26, 2012” or the year-to-date period ended February 26, 2012) and the period covering the fifty-two weeks ended February 27, 2011 (also referred to as the “year-to-date fiscal period ended February 27, 2011” or the year-to-date period ended February 27, 2011). All intercompany accounts and transactions have been eliminated.

Revision of Prior Period Financial Statements

In fiscal 2013, the Company identified certain prior period errors, primarily relating to the timing of recognition of customer service revenue, which affected all previously filed interim financial results and the annual financial results presented in this Form 20-F. Specifically, the Company had historically recognized customer service revenue using a convention whereby a full month of revenue was recognized upon inception of the arrangement, as opposed to recognizing revenue at a daily rate based on the contractual term of the service arrangement. Additionally, certain costs had been capitalized and should have been expensed, customer credits had been recorded in an incorrect period, certain impaired assets had not been expensed, and the Company had historically recorded depreciation and amortization expense using a monthly convention whereby a full month of depreciation and amortization was recorded, as opposed to being recorded on a daily basis. Lastly, the Company changed the balance sheet classification for an asset retirement obligation from short-term to long-term at February 26, 2012. None of these prior period errors impacted total cash flows from operations, investing or financing activities. The Company concluded these errors were not material, individually or in the aggregate, to any of the prior reporting periods and has reflect these corrections as a revision of the consolidated financial statements previously filed.

The following tables summarize the effects of the errors on the prior period financial statements.

Revised Statements of Operations for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012
	(unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$15,627	$—	$15,627	$55,023	$74	$55,097
Service revenue	33,417	(57)	33,360	99,134	(216)	98,918
Cost of revenue	19,960	—	19,960	63,990	(547)	63,443
Other expense	(121)	—	(121)	(506)	30	(476)
Income (loss) before income taxes	1,569	(57)	1,512	(4,297)	434	(3,863)
Provision for income taxes	429	18	447	2,131	88	2,219
Net income (loss)	1,140	(75)	1,065	(6,428)	346	(6,082)

	Period Ended August 26, 2012
	(unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$19,832	$—	$19,832	$39,396	$74	$39,470
Service revenue	32,716	(15)	32,701	65,717	(159)	65,558
Cost of revenue	22,072	—	22,072	44,030	(546)	43,484
Other expense	(394)	90	(304)	(385)	30	(355)
Loss before income taxes	(3,388)	75	(3,313)	(5,866)	491	(5,375)
Provision for income taxes	898	—	898	1,702	71	1,773
Net loss	(4,286)	75	(4,211)	(7,568)	420	(7,148)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Product revenue	$19,564	$74	$19,638
Service revenue	33,001	(144)	32,857
Cost of revenue	21,958	(546)	21,412
Other expense	9	(60)	(51)
Loss before income taxes	(2,478)	416	(2,062)
Provision for income taxes	804	70	874
Net loss	(3,282)	346	(2,936)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$20,127	$(74)	$20,052	$72,566	$(75)	$72,491
Service revenue	34,207	(154)	34,053	133,770	(582)	133,188
Cost of revenue	23,555	(316)	23,239	90,159	(302)	89,857
Other expense	(210)	(30)	(239)	(35)	(29)	(64)
Loss before income taxes	(9,880)	58	(9,822)	(25,493)	(384)	(25,877)
Benefit for income taxes	(7,932)	(172)	(8,104)	(6,703)	(172)	(6,875)
Net loss	(1,948)	230	(1,718)	(18,790)	(212)	(19,002)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,530	$(159)	$33,371	$99,563	$(430)	$99,133
Cost of revenue	23,241	13	23,254	66,604	13	66,617
Loss before income taxes	(4,018)	(172)	(4,190)	(15,613)	(443)	(16,056)
Net Loss	(4,622)	(172)	(4,794)	(16,842)	(443)	(17,285)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,356	$(194)	$33,162	$66,033	$(271)	$65,762
Loss before income taxes	(6,016)	(194)	(6,210)	(11,595)	(271)	(11,866)
Net loss	(6,325)	(194)	(6,519)	(12,220)	(271)	(12,491)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Service revenue	$32,677	$(77)	$32,600
Loss before income taxes	(5,579)	(77)	(5,656)
Net loss	(5,895)	(77)	(5,972)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Service revenue	135,091	(337)	134,754
Cost of revenue	91,251	(30)	91,221
Loss before income taxes	(10,373)	(307)	(10,680)
Net loss	(11,893)	(307)	(12,200)

Revised Statements of Comprehensive (Loss) Income for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$1,140	$(76)	$1,064	$(6,428)	$345	$(6,083)
Unrealized foreign currency translation adjustment	25	—	25	(663)	241	(422)
Comprehensive income (loss)	1,164	(76)	1,088	(7,094)	586	(6,508)

	Period Ended August 26, 2012 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,286)	$76	$(4,210)	$(7,568)	$421	$(7,147)
Unrealized foreign currency translation adjustment	(126)	—	(126)	(688)	241	(447)
Comprehensive loss	(4,413)	76	(4,337)	(8,258)	662	(7,596)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Net loss	$(3,282)	$345	$(2,937)
Unrealized foreign currency translation adjustment	(562)	241	(321)
Comprehensive loss	(3,845)	586	(3,259)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(1,948)	$230	$(1,718)	$(18,790)	$(212)	$(19,002)
Unrealized foreign currency translation adjustment	(158)	28	(130)	60	(33)	27
Comprehensive loss	(2,103)	258	(1,845)	(18,734)	(245)	(18,979)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,622)	$(172)	$(4,794)	$(16,842)	$(443)	$(17,285)
Unrealized foreign currency translation adjustment	(933)	1	(932)	218	(61)	157
Comprehensive loss	(5,557)	(171)	(5,728)	(16,632)	(504)	(17,136)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(6,325)	$(194)	$(6,519)	$(12,220)	$(271)	$(12,491)
Unrealized foreign currency translation adjustment	876	(52)	824	1,151	(62)	1,089
Comprehensive loss	(5,452)	(246)	(5,698)	(11,075)	(333)	(11,408)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Net loss	$(5,895)	$(77)	$(5,972)
Unrealized foreign currency translation adjustment	275	(10)	265
Comprehensive loss	(5,623)	(87)	(5,710)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Net loss	$(11,893)	$(307)	$(12,200)
Unrealized foreign currency translation adjustment	1,324	(66)	1,258
Comprehensive loss	(10,547)	(373)	(10,920)

Revised Balance Sheet was as follows:

	As of February 26, 2012
	As reported	adjustments	As revised
Deferred income taxes	$11,484	$171	$11,655
Accounts payable	7,853	74	7,927
Accrued expenses	13,250	367	13,617
Short-term deferred revenue	35,428	1,285	36,713
Deferred revenue and other long-term liabilities	15,426	483	15,909
Total stockholders’ deficit	(423,786)	(2,038)	(425,824)

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates include, but are not limited to, the fair value of the April 2010 Refinancing, revenue recognition, accounts receivable related provisions, inventory related provisions, warranty provisions, valuation of intangible assets and goodwill, valuation allowance for deferred income tax assets, restructuring charges, asset impairment, embedded derivatives and stock-based compensation expense. Actual results could differ materially from management’s estimates.

Fair value measurements

In accordance with the accounting standards for fair value measurements and disclosures, certain of the Company’s assets and liabilities are measured at fair value. Fair value is defined as the price at which and asset would be sold or a liability would be transferred in an orderly transaction between market participants at the measurement date. We determine fair value using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the Company’s assets and liabilities measured at the fair value on a recurring basis as of February 24, 2013:

	Total February 24, 2013	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$61	$61	$—	$—
Investment in corporate equity security	23	23	—	—

Total	$84	$84	$—	$—

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	20,252	—	—	20,252

Total	$20,252	$—	$—	$20,252

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis as of February 26, 2012:

	Total February 26, 2012	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$5,759	$5,759	$—	$—
Investment in corporate equity security	32	32	—	—
Embedded derivative in Senior Secured Notes (See Note 10)	159	—	—	159

Total	$5,950	$5,791	$—	$159

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	25,884	—	—	25,884

Total	$25,884	$—	$—	$25,884

As of February 24, 2013, the carrying value of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt approximated their fair value due to the short-term nature of these financial instruments. The Company invests in a short-term money market fund that is classified as cash and cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. The Company’s investment in a corporate equity security is held in a security traded on a public market and may be converted to cash based on its market value on that date. As a result, these investments are classified Level 1 assets in the fair value hierarchy.

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events, as well as other data points. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

The Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

As of February 24, 2013, the fair value of the Equity Offering embedded derivative is zero. The fair value of the Change in Control and ECF embedded derivatives are $19,372 and $880, respectively, and are recorded as long term liabilities in the consolidated balance sheet. These embedded derivatives are revalued each reporting period and any change in fair value is recorded in the consolidated statement of operations.

As of February 26, 2012, the fair value of the Equity Offering embedded derivative is $159 and is recorded in other assets in the consolidated balance sheet. The fair value of the Change in Control and ECF embedded derivatives are $25,026 and $858, respectively, and are recorded as long term liabilities in the consolidated balance sheet.

For the year-to-date fiscal periods ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recorded income of $4,752, a loss of $8,873 and a loss of $297, respectively, related to the net change in the fair values of the embedded derivatives.

For the year-to-date fiscal period ended February 24, 2013 and February 26, 2012, the Company recorded income of $720 and $630, respectively, related to the reduction of the ECF embedded derivative in the loss on extinguishment of debt. See Note 10 of these audited consolidated financial statements.

The following table provides a summary of changes in fair value of the Company’s recurring Level 3 financial assets for the years ended February 24, 2013 and February 26, 2012:

	February 24, 2013	February 26, 2012	February 27, 2011
Assets:
Balance, beginning of the year	$159	$1,473	$—
Embedded derivatives at inception	—	—	2,451
Decrease to embedded derivative	(159)	(1,314)	(978)

Balance, end of the year	$—	$159	$1,473

	February 24, 2013	February 26, 2012	February 27, 2011
Liabilities:
Balance, beginning of the year	$25,884	$18,955	$—
Embedded derivatives at inception	—	—	19,636
Decrease due to extinguishment of debt	(720)	(630)	—
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)

Balance, end of the year	$20,252	$25,884	$18,955

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events. The data sources utilized in this valuation model are not directly obtained from observable market activity and are categorized as Level 3 unobservable inputs to the fair value hierarchy.

The significant unobservable inputs in the fair value measurement of the embedded derivatives in the Company’s Senior Secured Notes include changes in the implied yield of the Notes, based on the market index for instruments with similar credit rating, as measured from the issuance date of the Notes through the valuation date. Significant unobservable inputs also include the passage of time and its effect upon each of the three identified features embedded within the Notes as described above, and management’s estimates of probability for the occurrence of an early redemption of the Notes, an optional redemption, or an ECF offer before the maturity date of the Notes. The percentage of probability assigned to any of these events occurring, combined with the effect of the passage of time and any change in the implied yield of the instrument at the valuation date will affect the fair value of the Notes. Significant increases or decreases in any of the probabilities or significant change in the implied yield in isolation could result in a significantly lower or higher fair value measurement. Generally, a decrease in the implied yield will result in an increase in the fair value of the Notes, and thus a decrease in the fair value of the embedded derivatives. Similarly, an increased percentage of probability related to the change of control feature for example, is accompanied by a directionally opposite change in the fair value of both the optional redemption with an equity offering and the ECF offer features.

The following table presents information about significant unobservable inputs related to the Company’s Level 3 financial assets and liabilities at February 24, 2013.

Quantitative Information about Level 3 Fair Value Measurements

Embedded Derivative	Fair Value at February 24, 2013 (in 000s)	Valuation Technique(s)	Unobservable Input(s)	Current/Range
Optional redemption feature	$—	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	0% (4.06)% April 2013 14.32%

Change of control feature	$19,372	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	50%—90% (4.06)% March 2015 14.32%

Excess cash flow feature	$880	Discounted cash flow	Estimated annual offer amount; Change in yield since issue; Maturity date; Implied yield	$5,000 (4.06)% March 2015 14.32%

As part of the April 2010 Refinancing, the Company determined the relative fair value of multiple financial instruments on a non-recurring basis. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments (see Note 8 for a discussion of the related accounting and the values derived for this transaction). The instruments valued on a nonrecurring basis at their inception included the following:

•	The Second Lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	The Senior Secured Notes (the “Notes”)

•

The Lien 2 holders’ contingent right to additional redeemable convertible preferred stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Preferred Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value.

The Company determined the fair value of the Senior Secured Notes by identifying all of the possible redemption combinations that could occur, then constructed a payment schedule for the Senior Secured Notes and discounted the cash flows to their present values using a discount rate determined by adjusting the implied yield of the Senior Secured Notes at their inception. The fair value of the Notes is the weighted average present value of all paths. At February 24, 2013 and February 26, 2012, the fair value of the Notes was approximately $226,823, which includes the net fair value of the embedded derivatives of $20,252, and $227,679 which includes the net fair value of the embedded derivatives of $25,725, respectively.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement. The result was a range of concluded fair values. At February 24, 2013, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind is $96,157, which is less than the carrying value of the debt of $97,945 including accrued interest payable-in-kind. At February 26, 2012, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind was $85,001.

There are three scenarios for how many shares of redeemable convertible preferred stock may be issued to the Lien 2 holders in the event that the Lien 2 debt is not paid in full by April 30, 2013 or April 30, 2014. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Preferred Equity, the Company estimated the probability of each of the three scenarios and determined what the Company’s capitalization table would look like in each scenario. The Company then valued the Contingent Preferred Equity using the allocation methodology as discussed above and calculated the weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of redeemable convertible preferred stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Preferred Equity is equal to the difference between the weighted average value of shares of redeemable convertible preferred stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction. The Contingent Preferred Equity has features similar to those of a liability; therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock.

Cash and cash equivalents

Cash equivalents include investments with maturities of three months or less at time of purchase and primarily consist of a highly liquid money market fund. The Company had $61 and $5,759 recorded as cash equivalents as of February 24, 2013 and February 26, 2012, respectively.

Restricted cash

The Company had $106 and $126 of restricted cash in other long-term assets at February 24, 2013 and February 26, 2012, respectively, for cash collateral obligations required in the ordinary course of business.

Translation of foreign currencies

Assets and liabilities of the Company’s foreign operations for which the local currency is the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date. Revenue and expenses are translated at the average exchange rates prevailing during the year. Foreign currency translation gains and losses are reported separately as a component of accumulated other comprehensive loss in stockholders’ deficit.

The functional currency of the Company’s subsidiary in Ireland is the U.S. dollar. Assets and liabilities in Ireland are translated at year-end exchange rates, except for property and equipment, which is translated at historical rates. Revenues and expenses are translated at average exchange rates in effect during the year. Foreign currency transaction gains or losses are included in the consolidated statements of operations. Foreign currency transaction gains and losses, which are included in other expense were $271, $449 and $(904) during fiscal 2013, 2012 and 2011, respectively. There were no forward foreign contracts outstanding at the end of fiscal 2013, 2012 and 2011, respectively.

Derivatives

For fiscal 2013, 2012 and 2011, the Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

See “Fair Value of April 2010 Refinancing” in this Note and Note 10 regarding derivatives associated with the Company’s April 2010 Refinancing.

Concentration of credit risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company sells its products to customers in diversified industries around the world. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains reserves for potential credit losses and such losses have not been material. At the end of fiscal 2013 and fiscal 2012, no customer had a balance of more than 8% and 2% of our consolidated account receivable balance, respectively.

During the fiscal years ended 2013, 2012 and 2011, no customer accounted for more than 10% of our revenue.

The Company holds its cash and cash equivalents principally in checking accounts and a money market fund at a major financial institution. Deposits held with banks in the United States may exceed the amount of FDIC insurance provided on such deposits. Deposits held with banks outside the United States generally do not benefit from FDIC insurance.

The majority of our day-to-day banking operations globally are maintained with Bank of America and J.P. Morgan Chase. The Company believes that Bank of America’s and J.P. Morgan Chase’s positions as primary clearing banks, coupled with the substantial monitoring of their daily liquidity both by their internal processes and by the Federal Reserve and the FDIC, mitigate some of our risk.

Accounts receivable

The Company states its accounts receivable at their estimated net realizable value. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains allowances for doubtful accounts for specifically identified estimated losses resulting from the inability of its customers to make required payments. If the financial condition of the Company’s customers were to deteriorate resulting in an impairment of their ability to make payments, additional allowances may be required.

Allowance for doubtful accounts at fiscal year-end was as follows:

	Balance at Beginning of Year	Charge to Expense	Foreign Exchange Impact	Recoveries	Write-Offs	Balance at End of Year
February 27, 2011	$1,036	201	(72)	40	(890)	$315
February 26, 2012	$315	249	—	6	(410)	$160
February 24, 2013	$160	173	—	5	(57)	$281

Inventory

Inventory is valued at the lower of cost (first-in, first-out) or market. The Company considers recent historic usage and future demand in estimating the realizable value of its inventory. The Company records a provision upon determination that inventory is excess or obsolete.

Inventory at fiscal year-end was as follows:

	February 24, 2013	February 26, 2012
Parts and assemblies	$598	$287
Work-in-process	3,407	4,424
Finished products	2,682	3,173

Total Inventory	$6,687	$7,884

In the fiscal year ended February 26, 2013, certain reclassifications were made within inventory to reflect the current nature of the business. The adjustments have been made for the fiscal period ended February 26, 2012 to conform to current period presentation.

Property and equipment

Property and equipment are recorded at cost. Depreciation and amortization expense is calculated using the straight-line method based upon the following estimated useful lives:

Machinery, computer equipment and software	2-5 years
Leasehold improvements	shorter of lease term or life of asset
Service and spare parts	4 years

Maintenance and repair costs are charged to expense as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any related gains or losses are included in the determination of net income or loss for the period.

The Company capitalizes internal software development costs in accordance with accounting standards for costs of computer software developed for internal use. Capitalized internal software development costs are amortized over the period of economic benefit, on a straight-line basis. At February 24, 2013 and February 26, 2012, net capitalized internal software included in property and equipment totaled $149 and $540, respectively. The Company did not capitalize any software development costs in fiscal 2013, 2012 or 2011.

Goodwill and intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment at least annually or whenever events and circumstances would more likely than not reduce the fair value below carrying value. This impairment would then be calculated using estimated discounted future cash flows. Based on these tests, there were no impairments of goodwill or indefinite life intangible assets in fiscal 2013, 2012 and 2011.

Acquired intangible assets are amortized using either the straight-line or reducing balance method as follows:

Customer related intangibles	7-11 years
Trademark and tradenames	10 years to indefinite life

Other intellectual property assets are amortized over 10-21 years using the straight-line method.

Long-lived assets

Long-lived assets and amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company periodically evaluates its long-lived assets for potential impairment whenever events or circumstances indicate that the carrying amount of an asset or group of assets is not recoverable. If the Company believes an indicator of potential impairment exists, it tests to determine whether impairment recognition criteria have been met. To analyze a potential impairment, the Company projects undiscounted future cash flows expected to result from the use and eventual disposition of the asset or group of assets over the primary assets remaining useful life. If these projected cash flows are less than the carrying amount, an impairment loss is recognized in the consolidated statements of operations based on the difference between the carrying value of the asset or asset group and its fair value.

Investments

Investments are classified as available for sale and are recorded at market value. Unrealized gains and losses are reflected in stockholders’ deficit. The Company recorded an unrealized gain (loss) of $3, ($4) and $22, net of tax, in fiscal 2013, 2012 and 2011, respectively. The carrying value of the investment, which is included in other assets, totaled $23 and $32 at February 24, 2013 and February 26, 2012, respectively.

Fair Value of April 2010 Refinancing

As part of the debt refinancing discussed in Note 10, the Company allocated the proceeds received from investors to the multiple financial instruments issued and several features embedded within the financial instrument arrangements based on their relative fair values. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments and embedded features. See Note 10 for a discussion of the related accounting and the values derived for this transaction. The instruments and features valued include the following:

•	A second lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	Senior secured notes (the “Notes”)

•

The Company’s right to redeem the debt at a specified price in the event of a future equity offering, the right of the Company’s creditors to sell back the debt to it at a specified price in the event of a change in control, and the Company’s requirement to make an offer to redeem a portion of the debt using a formula based on certain cash-flow metrics on the last day of each fiscal year ended on or after February 27, 2011, (collectively referred to as the “Embedded Derivatives”)

•	Preferred stock and ordinary stock (the “Preferred and Ordinary Shares”)

•	The Lien 2 holders’ contingent right to additional preferred and ordinary stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value as derived above.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement.

The Company valued the Notes and Embedded Derivatives by deriving all of the possible combinations that could occur to cause one of the Embedded Derivatives to be triggered and assigning probabilities to each possible combination (the “Decision Tree”). Depending on the combination identified, the Company constructed a payment schedule for the Notes and discounted the cash flows to their present values using a discount rate that gives the Notes the value as determined above. The value of the Notes (including the Embedded Derivatives) is the weighted average present value of all paths, and the value of each of the Embedded Derivatives was determined by including or removing the respective derivative feature in the Decision Tree.

To value the Preferred and Ordinary Shares, the Company subtracted the value of the outstanding debt instruments (see above for further discussion) from its enterprise value and then allocated the remaining value to its various classes of equity. To allocate the remaining equity value to its individual classes of securities, the Company viewed each security as a call option on its underlying assets, which were valued using a Black-Scholes option pricing model (the “Black-Scholes Model”). The assumptions required to estimate the value of an option using the Black-Scholes Model are the value of the underlying equity, the expected term or exercise date, the volatility of the equity and a risk free interest rate. The fair value of the underlying equity was determined in the valuation of Lien 2 as discussed above. The expected term is the expected date of a liquidity event; the exercise price for the preference shares was estimated as a function of their liquidation preference; the exercise price for an option is the strike price of the option; volatility was estimated based on comparable public company data; and the risk free rate of interest was approximated as the yield for a U.S. Treasury security having a maturity similar to the expected term.

There are three scenarios for how many shares of preferred and common stock may be issued to the Lien 2 holders. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Equity, the Company estimated the probability of each of the three scenarios and determined what our capitalization table would look like in each scenario. The Company then valued its equity securities using the same methodology as discussed above for the Preferred and Ordinary Shares and calculated the probability weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of preferred and common stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Equity is equal to the difference between the weighted average value of shares of preferred and common stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction.

The Contingent Preferred Equity has features similar to those of a liability; therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

Revenue recognition

The Company derives revenue from the sale of products, post contract support, and solution services. The Company’s transactions frequently include the sale of products and services under multiple element arrangements. The products, which consist of hardware servers with embedded value-added software and software-only licenses, and services, are sold to end users, resellers and other third-party channels. The Company’s hardware servers are always enabled with the embedded value added software as they function together to deliver the server’s functionality.

In September 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to exclude tangible products containing software components and non-software components that function together to deliver the product’s essential functionality from the scope of industry specific software revenue recognition guidance. Additionally, the FASB also amended the accounting standards for multiple deliverable revenue arrangements to provide for how the deliverables in an arrangement should be separated and how the consideration should be allocated using the relative selling price method. This guidance requires an entity to allocate revenue in an arrangement using best estimated selling prices (“BESP”) of deliverables if a vendor does not have vendor-specific objective evidence of selling price (“VSOE”) or third-party evidence of selling price (“TPE”) and effectively eliminates use of the residual method in such cases.

The Company adopted this accounting guidance at the beginning of fiscal year 2012 on a prospective basis for applicable transactions originating or materially modified after February 27, 2011. For the year ended February 26, 2012, this new revenue recognition guidance resulted in $105 of total revenue and profit from operations being recorded to the consolidated financial statements that would have been deferred under the previous year’s revenue recognition standards.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or performance of the services has occurred, title and risk of loss has passed to the customer, the sales price is fixed or determinable, and collectability is reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance).

For new contracts entered into or modified on or after February 28, 2011 which contain multiple elements and software and non-software components that function together to deliver the tangible product’s essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE, if available, TPE if VSOE is not available, and BESP if neither VSOE nor TPE is available. The Company then recognizes revenue for each deliverable based on its relative value.

VSOE is based upon the amount charged when an element is sold separately. The Company does not have VSOE for its hardware and software product offerings because substantially all transactions involving the Company’s products are sold together with other elements, such as post contract support and/or other services. TPE is established by evaluating largely interchangeable competitor products in stand-alone sales to similarly situated customers. However, the Company is not typically able to determine TPE because the Company’s products contain a significant element of proprietary value added technology that offers substantially different features and functionality enabling fault tolerance, unlike any other product in the market. The Company has established VSOE on its service offerings. Post contract support VSOE is supported by a substantive maintenance renewal clause coupled with consistent pricing year over year after initially being established. Solution services VSOE is supported by consistent hourly rates charged for such services. If the arrangement contains both software enabled hardware and software-only deliverables, the arrangement consideration is then allocated to software enabled hardware and the software-only deliverables as a group using the relative selling prices based on the selling price hierarchy described above.

When the Company is unable to establish VSOE or TPE for its products, the Company uses BESP in its allocation of the arrangement consideration. The objective of BESP is to determine the price the Company would typically sell the product for on a stand-alone basis. The Company’s discounts vary, and overall average discounts differ from quarter to quarter. However, the Company does sell based on market demands and maintains consistent positive margins and management controls product discounts based on the projected product margins for each transaction. Therefore a margin based BESP has been determined to be most appropriate. The Company has determined BESP for its products based upon geography, operating system, and performance functionality. The Company reviews this margin based BESP on a periodic basis based upon the consistency of product pricing.

For software-only products and all product transactions entered into on or prior to February 27, 2011, the Company recognizes revenue under the software revenue recognition guidance and allocates revenue for multiple element arrangements for which VSOE exists for all undelivered elements using the “residual method”. The company uses the residual method to allocate revenue between the software license and post contract support (“PCS”) for arrangements accounted for under the software revenue recognition guidance. The company’s VSOE of fair value for PCS in software arrangements is based on substantive renewal rates. The company’s software license contracts include first year PCS bundled with the software license. These contracts also have a stated renewal rate for optional PCS renewals in the following year. The majority of customers renew PCS after the first year and such renewals are generally at stated renewal rates. The value of the services is determined using VSOE and deferred initially and then recognized ratably over the maintenance period or as delivered for solution services. The residual amount of the order is then allocated to and recognized for delivered elements.

The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services, future performance obligations, or subject to customer-specific return or refund privileges. If an arrangement includes subjective or other customer acceptance provisions beyond standard acceptance provisions that the product conforms to standard published specifications, revenue recognition occurs upon the earlier of receipt of written customer acceptance or expiration of the acceptance period.

Maintenance and support services are recognized ratably over the life of the maintenance and support service period, which typically is one year or greater, and maintenance agreements automatically renew until such time as termination is invoked per the contract. Maintenance and support services include parts replacement and repair, telephone support, and unspecified rights to operating system upgrades and enhancements on a when and if available basis. Installation and other consulting service revenues are recognized as performed, subject to all other revenue recognition criteria being met. Solution services typically include migration services, performance analysis, application support, managed services and various other consulting services, none of which is considered essential to the functionality of the Company’s products.

If the fee due from the customer is not fixed or determinable, inclusive of when payment terms greater than 90 days have been granted, revenue is recognized as payment is due, assuming all other revenue recognition criteria have been met. If collection is not considered reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance), revenue is recognized upon receipt of cash. In certain regions or countries where collection risk is considered to be high, such as Latin America, and certain Asian and Eastern European countries, revenue is generally recognized only when full cash payment is received from the customer or when a formal letter of credit, or bank guarantee has been put in place.

Revenue for arrangements with resellers is generally recognized when the Company delivers product as designated by the reseller, and all other revenue recognition criteria have been met. Delivery is generally directly to end users or to the reseller if the reseller is integrating the product into its offering or otherwise designates such. If the Company continues to participate in sales to the end user, revenue is deferred and recognized when product is sold through to the end user based on evidence provided by the reseller, provided all other revenue recognition criteria have been met (“sell through”). On a limited basis, when the Company provides a reseller with stock rotation rights or any other return rights, revenue is deferred until the rights have lapsed and all other revenue recognition criteria have been met.

The Company records deferred revenue for product shipped to customers and related services where amounts are billed pursuant to a contractual right and collection occurs or is probable prior to satisfying revenue recognition criteria.

Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue. Sales tax, value-added tax, consumption tax and any other similar taxes are excluded from revenue.

New Accounting Guidance

In June 2011, a pronouncement was issued that amended the guidance allowing the presentation of comprehensive income and its components in the statement of changes in equity. The pronouncement provides the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The methodology for the computation and presentation of earnings per share remains the same. The pronouncement is effective for fiscal years beginning after December 15, 2011 and is to be applied retrospectively. The Company adopted this pronouncement as of February 27, 2012. As this pronouncement relates to disclosure only, the adoption did not have a material impact on our consolidated financial condition, results of operations or cash flows.

In September 2011, a pronouncement was issued that amended the guidance for goodwill impairment testing. The pronouncement allows an entity to perform an initial qualitative assessment to determine whether it is “more likely than not” that the fair value of the reporting unit is less than its carrying amount. This assessment is used as a basis for determining whether it is necessary to perform the two step goodwill impairment test. The methodology for how goodwill is calculated, assigned to the reporting unit and the application of the two step goodwill impairment test have not been revised. The pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this pronouncement as of February 27, 2012. The adoption of this new accounting standard did not have a significant impact on its consolidated financial position, results of operations or cash flows.

Research and development and software development costs

Costs incurred for research and development are expensed as incurred. The costs incurred for the development of computer software that will be sold, leased or otherwise marketed are capitalized when technological feasibility has been established. Capitalized costs are amortized to cost of revenue over the period of economic benefit, which approximates a straight-line basis over the estimated useful lives of the software, generally three years. The Company did not capitalize any software development costs in fiscal 2013, 2012 and 2011. Amortization expense recorded in 2013, 2012 and 2011 was $40, $83 and $83, respectively.

Income taxes

The Company provides deferred income taxes to recognize temporary differences between the financial reporting basis and the tax reporting basis of assets and liabilities. A deferred income tax asset is established for the expected future benefit of net operating loss and credit carry forwards and a valuation allowance is established against deferred income tax assets when it is more likely than not that some or all of the deferred income tax assets will not be realized.

Risks and uncertainties

The Company’s future operating results are subject to a number of risks, including, but not limited to, the Company’s dependence on suppliers and technology partners, the Company’s reliance on contract manufacturers for its current product lines, rapid industry changes, competition, competitive pricing pressures, economic slowdowns, enforcement of the Company’s intellectual property rights, the Company’s ability to sustain and manage growth, the Company’s ability to attract and retain key personnel, systems and service failures of the Company’s customers, undetected problems in the Company’s products, risks associated with interest rates and foreign currency exchange rates, changes in foreign laws and regulations and other risks related to international operations, including the impact of natural disasters.

The Company’s primary financial market risk exposures are in the areas of interest rate risk and foreign currency exchange risk. Although the Company’s exposure to currency rate fluctuations has been moderate due to the fact that the operations of the Company’s international subsidiaries are primarily conducted in their respective local currencies, exchange rate fluctuations may be material in future periods.

Stock-based compensation

The accounting standard for stock based compensation requires that all share-based payments to employees be recognized in the statements of operations based on their fair values. The Company recognizes the expense using the straight-line attribution method. The stock-based compensation expense recognized in the consolidated statements of operations is based on awards that ultimately are expected to vest; therefore, the amount of expense has been reduced for estimated forfeitures. This accounting standard requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from these estimates based on historical experience. If actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations could be materially impacted. In addition, if the Company employs different assumptions in the application this accounting standard, the compensation expense that the Company records in the future periods may differ significantly from what the Company has recorded in the current period.

During fiscal 2013, 2012 and 2011, all of the stock options granted were non-qualified stock options with exercise prices greater than the fair market value on the date of grant. The weighted-average fair value of all stock options granted during fiscal 2013, 2012 and 2011 was $0.03, $0.04 and $0.07 per share, respectively.

There was no stock-based compensation expense associated with the fiscal 2013, 2012 or 2011 restructurings.

The consolidated statements of operations for the years ended February 24, 2013, February 26, 2012 and February 27, 2011 include the following stock-based compensation expense:

	February 24, 2013	February 26, 2012	February 27, 2011
Cost of revenue	$38	$54	$119
Selling, marketing, general and administrative	132	218	247
Research and development	46	64	102

Total stock-based compensation expense	$216	$336	$468

Unamortized stock-based compensation expense related to non-vested awards at February 24, 2013 was $134 and is expected to be recognized over a weighted-average period of approximately 2.3 years. There were no unvested grants of restricted stock outstanding and no stock-based compensation costs were capitalized during the years ended February 24, 2013, February 26, 2012 or February 27, 2011.

Warranty

The Company warrants that its products will perform in all material respects in accordance with the Company’s standard published specifications in effect at the time of delivery of the products to the customer. The Company offers product warranties generally ranging from 30 days to 1 year. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of installed units, whether the units are covered by service contracts, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary.

Changes in the Company’s product warranty liability during the period are as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of the period	$61	$63	$49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)

Balance, end of the period	$56	$61	$63

Acquisitions	12 Months Ended
Feb. 24, 2013
Acquisitions

NOTE 3 — ACQUISITIONS

Marathon Technologies Corporation

On September 21, 2012, the Company acquired certain assets and liabilities of Marathon Technologies Corporation (“Marathon”), a software fault-tolerant systems provider based in Littleton, Massachusetts, for cash consideration of $5,680. The assets and liabilities acquired include intangible assets, customer lists, inventory, fixed assets, accounts receivable, short and long-term deferred revenue, and other current assets and liabilities. The acquisition represents a number of strategic advantages for the Company that will help the business. The Company can immediately take advantage of Marathon’s channel network, customer base and research and development organization.

This acquisition was accounted for under the purchase method of accounting. The purchase price of the acquisition was allocated to tangible and intangible assets based on their fair values with estimates and assumptions provided by management of the Company and Marathon. The Company has allocated $4,300 of the purchase price to intangible assets comprised of completed technology, product trademarks and tradenames, customer relationships and distributor networks. The excess purchase price of $2,755 after this allocation has been accounted for as goodwill. The resulting amount of goodwill reflects the Company’s expectations of the following synergistic benefits: (1) the potential to sell Marathon products into the Company’s customer base and to sell the Company’s products into Marathon’s customer base; and (2) Marathon’s fault-tolerant software technology is entirely complementary to the Company’s and the acquisition has advanced the Company’s research and development calendar by more than a year.

The following table presents the fair value of assets and liabilities recorded in connection with the Marathon acquisition:

Working capital	$857
Prepaid expenses	124
Accounts payable	(152)
Accrued expenses	(278)
Deferred revenue	(1,990)
Fixed assets	58
Other	6
Completed technology	800
Product trademarks and tradenames	100
Customer relationships	1,700
Distributor networks	1,700
Goodwill	2,755

Total purchase consideration	$5,680

Completed technology and product trademark are being amortized over 6 years and 5 months. Customer relationships and the distributor networks are being amortized over 7 years and 5 months. The weighted average life of the completed technology is 2.1 years, product trademark and tradenames is 2.1 years, and customer relationships are 2.6 years. The intangible assets are being amortized based upon the pattern in which the economic benefits of the intangible assets are being utilized. The Company expects that there will be no tax deduction for the goodwill related to this acquisition.

The value of deferred revenue was determined under the income approach, cost build-up method which determines the fair value by estimating the direct and indirect costs related to supporting the obligations plus an assumed operating margin.

The value of the completed technology and product trademark and tradenames were determined using the income approach, relief from royalty method which is used to estimate the cost savings that accrue to the owner of an intangible asset who would otherwise have to pay royalties or license fees on revenue earned through the use of the assets. A royalty rate of 7% was used based on published royalty rates paid for the licensing of similar technology. A discount rate of 12% was used to reflect the overall risk of the assets.

The value of the customer relationships were determined using the income approach, excess earnings method which reflects the potential income streams of an asset after making necessary adjustments with respect to such factors as the waiting nature of the intangible assets and the allowance of a fair return on the net tangible assets and other intangibles assets employed. A discount rate of 12% was used to reflect the overall risk of the asset.

The value of the distributor networks were determined using the cost approach which is based upon the premise that a prudent investor would pay no more for an asset than the amount for which the asset could be replaced.

Proforma results of operations for this acquisition have not been presented because our results of operation, prior to this acquisition, if presented on a proforma basis, would not differ materially from our reported results.

Data Research and Applications Inc.

On April 25, 2012, the Company acquired substantially all of the net assets of Data Research and Applications Inc. (“DRA”), a data storage and recovery company, for consideration of approximately $1,175. DRA developed data storage and recovery products for Stratus customers since 1982. As DRA’s primary customer, the Company made the acquisition to ensure both longevity and the ability to maintain fully functioning DRA product lines. Payment of $975 was made on April 25, 2012 and the remaining $200 was made on July 24, 2012.

This acquisition was accounted for under the purchase method of accounting. The purchase price of the acquisition was allocated to tangible and intangible assets based on their fair values. The Company has allocated $325 of the purchase price to intangible assets comprised of completed technology, product trademarks and trade names and other purchased intangibles. The excess purchase price of $721 after this allocation has been accounted for as goodwill.

The following table presents the fair value of assets and liabilities recorded in connection with the DRA acquisition:

Working capital	$65
Fixed assets	64
Completed technology	235
Product trademarks and trade names	15
Transitional service agreement	75
Goodwill	721

Total purchase consideration	$1,175

Completed technology is being amortized over 9 years. Product trademark and trade names are being amortized over 8 years. Transitional service agreement was amortized over 2 fiscal quarters. The intangible assets are being amortized based upon the pattern in which the economic benefits of the intangible assets are being utilized. There will be no tax deduction for the goodwill related to this acquisition.

The value of core technology and product trademark and tradenames was determined using the income approach, relief from royalty method, which is used to estimate the cost savings that accrue to the owner of an intangible asset who would otherwise have to pay royalties or license fees on revenue earned through the use of the assets. A royalty rate of 15% was used based on published royalty rates paid for the licensing of similar technology. A discount rate of 10% was used to reflect the overall risk of the asset.

The value of the transitional service agreement was determined using the income approach, avoided cost method which considers the concept of avoided cost as an indicator of value. A royalty rate of 1% was used based on consideration of available market data.

Proforma results of operations for this acquisition have not been presented because our results of operation, prior to this acquisition, if presented on a proforma basis, would not differ materially from our reported results.

Goodwill

Changes in the Company’s goodwill during the periods are as follows:

	February 24, 2013	February 26, 2012
Balance, beginning of period	$9,591	$9,584
Acquisition of business	3,476	—
Currency Translation	(43)	7

Balance, end of period	$13,024	$9,591

Restructuring and Other Charges	12 Months Ended
Feb. 24, 2013
Restructuring and Other Charges

NOTE 4 — RESTRUCTURING AND OTHER CHARGES

The following table sets forth the restructuring and other charges for the years ended February 24, 2013, February 26, 2012 and February 27, 2011, respectively.

	Severance and Fringe Benefits	Excess facility charges & other exit costs	Total
Restructuring liability as of February 28, 2010	$2,337	$—	$2,337
Restructuring charges	1,694	—	1,694
Currency translation	(71)	—	(71)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 27, 2011	1,298	—	1,298
Restructuring charges	2,368	—	2,368
Currency translation	5	—	5
Cash payments	(1,858)	—	(1,858)

Restructuring liability as of February 26, 2012	1,813	—	1,813
Restructuring charges	1,946	1,585	3,531
Facility charges	—	393	393
Currency translation	(67)	—	(67)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 24, 2013	$1,030	$1,978	$3,008

The restructuring liability reflects estimates, including those related to termination benefits and settlements of contractual obligations, which are reviewed by the Company periodically throughout the year.

Restructuring fiscal 2013

In February 2013, the Company implemented a cease-use restructuring program on the third floor of its headquarters in Maynard, MA. The Company recorded a charge of $1,585 related to this along with the reclass of a $393 liability related to the Maynard lease originally recorded in accordance with ASC 840 — “Leases”. At the end of fiscal 2013, the remaining liability was $1,978.

In January 2013, in order to further align spending with current business initiatives, the Company implemented a restructuring program. The restructuring program consisted of a reduction in workforce of 34 employees. The Company recorded a charge of $1,750 related to severance and fringe benefits in connection with this plan. At the end of fiscal 2013, the remaining liability was $895.

In November 2012, the Company implemented restructuring programs in order to streamline business practices. The restructuring programs consisted of a reduction in workforce of two sales professionals. The Company recorded a charge of $69 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was $64.

In August 2012, as a result of a change of approach in the utilization of sales and business development, the Company implemented a restructuring program in order to refocus the general sales force. The restructuring program consisted of a reduction in workforce of two sales professionals. The Company recorded a charge of $127 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.

Restructuring fiscal 2012

In fiscal 2012, in order to further align spending with current business initiatives, the Company implemented a restructuring program. The restructuring program consisted of a reduction in workforce of 30 employees. The Company recorded a charge of $2,193 related to severance, fringe benefits and relocation costs in connection with this plan. At the end of fiscal 2013, the remaining liability was $71.

In addition, as a result of a change of approach in the utilization of marketing and customer service resources, on November 21, 2011, the Company implemented a restructuring program in order to align its resources to meet its objectives. The restructuring program consisted of a reduction in workforce of 3 marketing professionals and one customer service professional. The Company recorded a charge of $175 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.

Restructuring fiscal 2011

In fiscal 2011, the Company reduced operating expenses by lowering its headcount by 29 employees, primarily focused on transitioning the logistics business of the company to our Dublin, Ireland location. The Company recorded a charge of $1,694 related to severance and fringe benefits. At the end of fiscal 2013, the remaining liability was zero.

Property and Equipment	12 Months Ended
Feb. 24, 2013
Property and Equipment

NOTE 5 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	February 24, 2013	February 26, 2012
Machinery, computer equipment and software	$44,671	$45,409
Leasehold improvements	10,871	10,309
Service and spare parts	21,786	25,791

Total property and equipment	77,328	81,509
Accumulated depreciation and amortization	(66,885)	(71,019)

Property and equipment, net	$10,443	$10,490

Depreciation and amortization expense relating to property and equipment was $6,484, $7,281 and $8,900 for fiscal 2013, 2012 and 2011, respectively. There were no material disposals of property and equipment with a net book value in fiscal 2013, 2012 or 2011.

Intangible Assets	12 Months Ended
Feb. 24, 2013
Intangible Assets

NOTE 6 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	February 24, 2013	February 26, 2012
Customer related intangibles	$31,941	$28,466
Core technology	19,706	18,671
Trademark and trade names	3,809	3,668
Capitalized software	3,564	3,564
Patents	1,542	1,426

Total intangible assets	60,562	55,795
Customer related amortization	(28,652)	(28,466)
Core technology amortization	(18,844)	(18,671)
Trademark and trade name amortization	(1,633)	(1,589)
Capitalized software amortization	(3,564)	(3,524)
Patent amortization	(611)	(521)

Total accumulated amortization	(53,304)	(52,771)

Intangible assets, net	$7,258	$3,024

Amortization expense related to intangible assets was $547, $209 and $216 in fiscal 2013, 2012 and 2011, respectively. Included in trademarks and trade names is $1,955 of indefinite lived intangible assets.

Estimated future amortization expense related to finite-lived intangible assets at February 24, 2013 is as follows:

Expense
2014	$1,459
2015	1,054
2016	795
2017	580
2018 and thereafter	1,415

Total	$5,303

Accrued Expenses and Other Long Term Liabilities	12 Months Ended
Feb. 24, 2013
Accrued Expenses and Other Long Term Liabilities

NOTE 7 — ACCRUED EXPENSES AND OTHER LONG TERM LIABILITIES

Accrued expenses consist of the following:

	February 24, 2013	February 26, 2012
Compensation and benefits	$7,535	$5,090
Restructuring	1,967	1,813
Sales use and other taxes	951	614
Other	5,208	6,100

Total	$15,661	$13,617

Other long term liabilities consist of the following:

	February 24, 2013	February 26, 2012
Management fees	$3,792	$3,092
Facilities	2,978	3,074
Compensation and benefits	1,842	2,204
Restructuring	1,041	—
Interest	2,130	1,991

Total	$11,783	$10,361

Deferred Revenue	12 Months Ended
Feb. 24, 2013
Deferred Revenue

NOTE 8 — DEFERRED REVENUE

Deferred revenue consists of the following:

	February 24, 2013	February 26, 2012
Product revenue — short-term	$2,090	$2,090
Service revenue — short-term	35,649	34,624
Service revenue — long-term	5,773	5,548

Total	$43,513	$42,261

Income Taxes	12 Months Ended
Feb. 24, 2013
Income Taxes

NOTE 9 — INCOME TAXES

The components of loss before provision (benefit) for income taxes consist of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
United States	$(11,762)	$(17,257)	$(10,703)
Non-U.S.	825	(8,620)	23

Loss before income taxes	$(10,936)	$(25,877)	$(10,680)

The provision (benefit) for income taxes consists of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
CURRENT
Federal	$—	$30	$587
State	11	76	173
Foreign	1,907	1,604	2,923

Total current	$1,918	$1,710	$3,683
DEFERRED
Federal	—	—	(725)
State	—	—	(103)
Foreign	614	(8,585)	(1,335)

Total deferred	614	(8,585)	(2,163)

Provision (benefit) for income taxes	$2,532	$(6,875)	$1,520

The following table reconciles the United States Federal income tax rate to the rate used in the calculation of the provision (benefit) for income taxes as reported in the financial statements:

	February 24, 2013	February 26, 2012	February 27, 2011
Income tax at U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of Federal benefit	—	0.2	0.4
Tax effect of non-U.S. operations	18.1	20.3	11.7
Valuation allowance	34.7	(14.3)	34.5
Permanent items	1.5	0.9	4.3
Other, net	2.8	0.4	(2.7)

Effective tax rate	23.1%	(26.5)%	14.2%

Deferred income tax assets and (liabilities) are comprised of the following:

	February 24, 2013	February 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$1,779	$2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532

Total gross deferred income tax assets	44,386	41,314

Deferred income tax asset valuation allowance	(27,447)	(22,918)

Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties	—	(1,035)
Restructuring lease income	(551)	—

Total deferred income tax liabilities	(5,951)	(6,438)

Total net deferred income tax assets	$10,988	$11,958

The Company has recorded a valuation allowance on certain of its foreign, federal and state deferred income tax assets at February 24, 2013 and February 26, 2012, where management believes that, after considering all of the available evidence, it is more likely than not that these assets will not be realized.

A tabular roll-forward of the Company’s valuation allowance for deferred income tax assets is presented below:

Fiscal year ended	Beginning Balance	Additions	Deductions	Ending Balance
February 27, 2011	$(22,431)	(6,279)	2,890	$(25,820)
February 26, 2012	$(25,820)	(9,215)	12,117	$(22,918)
February 24, 2013	$(22,918)	(11,532)	7,003	$(27,447)

Loss Carryforwards

As of February 24, 2013, the Company has estimated net operating loss carryforwards of approximately $15,236 in the United States to offset future federal taxable income, which will begin to expire in periods 2023 through 2033. The Company also has estimated net operating loss carryforwards and capital loss carryforwards in Ireland of approximately $67,339 and $5,289, respectively, which can be carried forward indefinitely. The deferred tax assets associated with these net operating loss carryforwards exclude unrealized excess tax benefits from stock option deductions of approximately $257 in Ireland. In accordance with Section 382 of the Internal Revenue Code, the use of some of these U.S. carryforwards will be subject to annual limitations based upon ownership changes of the Company. As a result, the Company has adjusted the U.S. carryforward for the amount expected to be realized.

Unremitted Earnings

No additional provision has been made for U.S. or non-U.S. income taxes related to the undistributed earnings of the wholly-owned subsidiaries of Stratus Technologies Bermuda Holdings, Ltd. or for unrecognized deferred tax liabilities for temporary differences related to investments in subsidiaries. As such, earnings are expected to be indefinitely reinvested, the investments are essentially permanent in duration, or the Company has concluded that no additional tax liability will arise as a result of the distribution of such earnings. A liability could arise if amounts are distributed by such subsidiaries or if such subsidiaries are ultimately disposed. It is not practicable to estimate the additional income taxes related to indefinitely reinvested earnings or the basis differences related to investment in subsidiaries as quantification of the deferred tax liability, if any, associated with these undistributed earnings is not practicable. Unremitted earnings at February 24, 2013 and February 26, 2012 is $17,342 and $16,460, respectively.

Uncertain income tax positions

At February 24, 2013, the Company had $27 of gross unrecognized tax benefits, all of which, if recognized, would impact the effective tax rate. At February 26, 2012, we had $34 of gross unrecognized tax benefits, all of which, if recognized, would impact the effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of year	$34	$68	$188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5

Balance, end of year	$27	$34	$68

The Company is subject to U.S. federal income tax as well as income tax of multiple state and foreign jurisdictions. All material federal and state income tax matters through fiscal year ending February 2009 have been concluded. Substantially all material foreign income tax matters have been concluded through fiscal year ending February 2006. The Company concluded its examination of its U.S. federal tax returns for fiscal year 2010 and fiscal year 2011 and the examination did not result in additional income tax expense. The Company does not anticipate any significant changes in the liability for unrecognized tax benefits for uncertain tax positions within the next twelve months.

The Company’s accounting policy is to record estimated interest and penalties related to income tax matters as a component of the income tax provision. As of February 24 2013, $16 of interest and penalties were included in the liability for unrecognized tax benefits. At February 26, 2012, $21 of interest and penalties were included in the liability for unrecognized tax benefits.

The statute of limitations for net operating losses utilized in future years will remain open beginning in the year of utilization.

Debt	12 Months Ended
Feb. 24, 2013
Debt

NOTE 10 — DEBT

Debt consists of the following:

	February 24, 2013	February 26, 2012
Senior Secured Notes	$205,008	$210,003
Second Lien Credit Facility, including interest payable-in-kind	97,947	89,474

Total debt before debt discount	$302,954	$299,477

Debt discount	(24,561)	(34,072)

Total	$278,393	$265,405

The weighted-average interest rate of the Senior Secured Notes was 13.9% and 13.8% for fiscal 2013 and fiscal 2012, respectively.

The weighted-average interest rate of the Second Lien Credit Facility was 14.5% and 14.9% for fiscal 2013 and 2012, respectively.

There were no borrowings under the Revolving Credit Facility in fiscal 2013 or fiscal 2012.

On May 25, 2012, the Company made an ECF offer to the Senior Secured Note holders to redeem 5,000 units at a redemption price of 120%. On June 27, 2012, the Company redeemed 4,995 units at 120% making an ECF payment of $5,994, which included the redemption of $4,995 of Senior Secured Notes and the related premium of $999. A $120 payment of accrued interest was also paid at the time of the ECF payment. The redemption of the 4,995 units of Senior Secured Notes resulted in a loss on extinguishment of debt of $939. The loss on extinguishment of debt consists of a $999 premium, $458 and $155 write-off of related debt discount and deferred finance fees, respectively, and $47 of related fees offset by a $720 gain on the reduction of the ECF derivative liability. The Company was in compliance with all covenants in the Revolving Credit Facility and Senior Secured Notes at the time of the consummation of the ECF offer.

On May 31, 2011, the Company made an ECF offer to the Senior Secured Note holders to redeem 5,000 units at a redemption price of 120%. On June 30, 2011, the Company redeemed 4,997 units at 120% resulting in an ECF payment of $5,996 which included a redemption of $4,997 Senior Secured Notes and related premium of $999. A $125 payment of accrued interest was also paid at the time of the ECF payment. The redemption of the 4,997 units of Senior Secured Notes resulted in a loss on extinguishment of debt of $1,222. The loss on extinguishment of debt consisted of a $999 premium, $582 and $200 write off of a pro rata portion of related debt discount and deferred finance fees, respectively, and $71 of related fees offset by a $630 gain on the reduction of the ECF derivative liability. The Company was in compliance with all covenants in the Revolving Credit Facility and Senior Secured Notes at the time of the consummation of the ECF offer.

The Company’s registration of the Senior Notes with the United States Securities and Exchange Commission went effective on April 18, 2011. The Company completed a 100% exchange of the 215,000 units of unregistered Senior Secured Notes for 215,000 units of registered Senior Secured Notes on May 17, 2011.

On March 22, 2010, the Company entered into the Second Amendment to the First Amended and Restated Second Lien Credit Agreement which would be effective upon an overall refinancing of the Company’s outstanding debt. On April 8, 2010, the Company completed an overall refinancing of its outstanding debt and as such the Lien 2 Amendment became effective. The Company completed a debt and equity offering and the proceeds were utilized to repay the outstanding principal of the First Lien Credit Agreement, which included $193.0 million of term debt and $22.0 million under the previous Revolving Credit Facility, and a partial payment of outstanding debt under the Second Lien Credit Agreement.

Second Lien Credit Agreement

The Lien 2 Amendment eliminated the maximum net leverage ratio and minimum net interest coverage requirements that had previously existed. A principal payment of $25,000 was required and paid on April 8, 2010 and the remaining principal and interest paid-in-kind is due June 30, 2015. The interest rate was amended to Libor plus 500 and the interest paid-in-kind was increased to 900 basis points. In addition, the Lien 2 holders were also issued 11,080,455.38 shares of Series B ordinary stock and 2,523,554.62 shares of Series B preferred stock, resulting in an aggregate 25% ownership in the Company on a post-issuance basis and entitling the Lien 2 holders to all rights and privileges held by the existing equity holders. The Lien 2 holders will also be issued additional Series B ordinary stock and Series B preferred stock equal to 7.5% of the total issued share capital, in each case as in issue immediately after the closing of the refinancing, on April 30, 2013 if the Company does not pay all outstanding principal and interest by that date. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of Series B ordinary stock and Series B preferred stock equal to 52.5% of the total issued ordinary and preferred stock, in each case as in issue immediately after the closing of the refinancing.

As amended, the credit agreement governing the Lien 2 debt contains covenants that restrict among other things, our ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, change our fiscal year end, create or permit to exist certain liens, pledge assets or engage in sale-leaseback transactions, make capital expenditures and change the business the Company conducts. These restrictions could limit our ability to obtain future financing and make acquisitions or needed capital expenditures. The Company is in compliance with all covenants as of February 24, 2013.

The present value of the cash flows under the Second Lien Credit Agreement after the Lien 2 Amendment had been executed is at least ten percent different from the present value of the remaining cash flows under the terms of the Second Lien Credit Agreement before the execution of the Lien 2 Amendment. As a result, the original Second Lien Credit Agreement has been treated as extinguished and recorded as a loss on debt extinguishment of $3,751 in the consolidated statement of operations for the year-to-date period ended February 27, 2011 which represents the Second Lien Credit Agreement unamortized debt discount of $986 and the unamortized financing fees of $2,765 related to the First Lien Credit Agreement and Second Lien Credit Agreement.

Senior Secured Notes and Equity

On April 8, 2010, the Company issued debt and equity and received total proceeds of $207,281. The debt consists of $215,000 principal amount of 12.0% Senior Secured Notes (the “Senior Secured Notes”), with a maturity date of March 29, 2015. The Senior Secured Notes are fully and unconditionally guaranteed by Stratus Technologies, Inc., Stratus Technologies Bermuda Ltd. Stratus Technologies Ireland Ltd., SRA Technologies Cyprus Ltd., Cemprus Technologies, Inc. and Cemprus LLC which are wholly owned subsidiaries of the Company, which is also a guarantor. The Senior Secured Notes and related guarantees rank senior to the Second Lien Credit Agreement and future subordinated debt but effectively subordinated to indebtedness under the New Revolving Credit Agreement. The Senior Secured Notes consists of co-borrowers Stratus Technologies, Inc. which is allocated 52% and Stratus Technologies Bermuda Ltd. which is allocated 48% of the $215,000 principal amount. All principal will be paid at maturity and interest is paid semi-annually, in arrears, on April 15 and October 15 of each year beginning on October 15, 2010. On October 15, 2010, the Company made an interest payment of $13,402. On April 15, 2011 and October 17, 2011, the Company made interest payments of $12,900 and $12,600, respectively. On April 16, 2012 and October 15, 2012, the Company made interest payments of $12,600 and $12,300, respectively.

In addition, the Company issued 4,431,150.00 shares of Series B ordinary stock and 1,008,350.00 shares of Series B redeemable convertible preferred stock, equal to a 10% aggregate ownership in the Company on a post-issuance basis, with all rights and privileges equal to those of the existing equity holders. If additional shares are issued to the Lien 2 holders on April 30, 2013 and April 30, 2014 as noted above, the holders of the Senior Secured Notes will be issued additional Series B ordinary stock and Series B preferred stock to maintain the required 10% aggregate equity ownership.

The Senior Secured Notes also contain registration rights that required the Company to file a registration statement no later than February 2, 2011 and cause the registration statement to become effective by June 2, 2011. The Company filed an initial registration statement on January 25, 2011, which became effective on April 18, 2011. The covenants contained in the Senior Secured Notes restrict among other things, our ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, repurchase or redeem equity interest or indebtedness, create or permit to exist certain liens, pledge assets or engage in sale-leaseback transactions, make capital expenditures and change the business the Company conducts. These restrictions could limit the Company’s ability to obtain future financing and make acquisitions or needed capital expenditures. In addition, there is also an event of default under the indenture governing the Senior Secured Notes if the borrowings and stand-by letter of credit obligations under the Revolving Credit Facility exceed $15,000 immediately following the consummation of an ECF offer. The Company is in compliance with all covenants as of February 24, 2013.

The Company, prior to April 15, 2013, may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes at a premium with the net cash proceeds of certain equity offerings and prior to April 15, 2013 the Company may also redeem at a premium up to 10% of the originally issued principal amount of Senior Secured Notes per year. In addition, the Company may redeem some or all of the Senior Secured Notes at any time prior to April 15, 2013, by paying a “make whole” premium. On or after April 15, 2013, the Company may redeem some or all of the Senior Secured Notes at a premium that will decrease over time. The Bermuda co-borrower may redeem the Bermuda Senior Secured Notes in whole, but not in part, at 100% of their principal amount in the event of certain changes affecting withholding taxes. Upon a change of control, the holders of the Senior Secured Notes will have the right to require the Company to purchase the Senior Secured Notes at a premium. Upon certain asset sales, the Company may be required to offer to use the net proceeds of the asset sale to purchase a portion of the Senior Secured Notes at the principal amount. The Company must make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ending on or after February 27, 2011, at 120% provided, however that if actual ECF for any annual period is less than $5,000, the amount of ECF for such annual period shall be deemed to be $5,000. For fiscal 2013, the calculated amount of the ECF was $3,466, requiring an ECF offer of $5,000. For fiscal 2012, the calculated amount of the ECF was $2,745, requiring an ECF offer of $5,000. The ECF payment for fiscal 2012 was $4,995. For fiscal 2011, the calculated amount of the ECF was 2,377 requiring an ECF offer of $5,000. The fiscal 2011 ECF payment was $4,997.

Before the proceeds from the debt and equity financing could be allocated to the different elements of the arrangement, the Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ending on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

As of February 24, 2013, the fair value of the Equity Offering embedded derivative is zero. The fair value of the Change in Control and ECF embedded derivatives are $19,372 and $880, respectively, and are recorded as long term liabilities in the consolidated balance sheet. As of February 26, 2012, the fair value of the Equity Offering embedded derivative is $159 and is recorded in other assets in the consolidated balance sheet. The fair value of the Change in Control and ECF embedded derivatives are $25,026 and $858, respectively, and are recorded as long term liabilities in the consolidated balance sheet. These embedded derivatives will be revalued each reporting period and any change in fair value will be recorded in the consolidated statement of operations.

For the twelve month periods ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recorded a gain of $4,752, a loss of $8,873 and a loss of $297, respectively, in the consolidated statement of operations related to the net change in the fair value of the embedded derivatives.

Second Lien Credit Agreement and Senior Secured Notes

The net fair value of the three embedded derivatives was subtracted from the total proceeds received since the derivatives are recorded at fair value in accordance with accounting standards for derivative instruments and hedging activities. The residual amount was then allocated among the other instruments and rights based on their relative fair values. This allocation was performed separately for the Senior Secured Notes (Senior Secured Notes, Series B preferred stock and Series B ordinary stock) and Second Lien Credit Agreement (Notes, Series B preferred stock, Series B ordinary stock and rights to additional Series B preferred stock and Series B ordinary stock) and resulted in the following allocated amounts:

Allocated Amount
Senior Secured Notes	184,458
Second Lien Credit Agreement Notes	58,629
Series B preferred stock	11,451
Series B ordinary stock	5,603
Right to shares of Series B preferred stock	5,518
Right to shares of Series B ordinary stock	1,533

After the allocation of proceeds was performed for both the Senior Secured Notes and Second Lien Credit Agreement Notes, the allocated values of the Senior Secured Notes and Second Lien Credit Agreement Notes are less than their principal amounts. As a result, the Company calculated debt discounts of $30,542 and $18,468 for the Senior Secured Notes and the Second Lien Credit Agreement Notes, respectively. The debt discounts will be accreted over the term of the respective debt through interest expense using the effective interest method.

The Company incurred financing costs of $11,999 related to debt and equity issued and these costs have been allocated on a relative fair value basis between the Senior Secured Notes, Second Lien Credit Agreement Notes, Series B preferred stock and Series B ordinary stock. The allocation resulted in $9,631, $1,735, $428 and $205 of financing costs being allocated to these elements, respectively. The financing costs associated with the Senior Secured Notes and Second Lien Credit Agreement Notes have been capitalized on the balance sheet and are being amortized to interest expense using the effective interest method over the life of the respective debt. The financing costs associated with the Series B preferred stock and Series B ordinary stock have been recorded against the Series B preferred stock and Additional paid-in capital respectively.

Revolving Credit Facility

Also on April 8, 2010, Stratus Technologies, Inc. a wholly owned subsidiary of the Company entered into a $25,000 Revolving Credit Agreement, (the “Revolving Credit Facility”) with Jefferies Finance LLC. The Revolving Credit Facility matures September 29, 2014 and is unconditionally guaranteed by the Company and certain of its subsidiaries and is priority to the Senior Secured Notes. The interest rate is variable based on a Libor floor of no lower than 1.50% plus 475. The covenants include, among other requirements compliance with a minimum net interest coverage ratio when the average previous 30 calendar day outstanding balance of Revolving Credit Facility cash borrowings and outstanding stand-by letter of credit obligations exceed $15,000. The minimum net interest coverage ratio requires the Company to maintain a ratio of Consolidated EBITDA (as calculated, thereunder, presented as Adjusted EBITDA elsewhere in this annual report) to cash expense of at least 1.15 to 1.00 through the quarter ending February 24, 2013, at least 1.20 to 1.00 through the quarter ending November 24, 2013 and at least 1.25 to 1.00 thereafter. Certain financial tests are required when an ECF offer or asset sale offer is consummated under the Senior Secured Notes which include (i) consolidated liquidity of no less than $15,000 and (ii) outstanding borrowings and stand-by letter of credit obligations under the Revolving Credit Facility not in excess of $15,000, along with restrictions on the ability to pay dividends, make investments or acquisitions, enter into transactions with affiliates, dispose of assets or enter into business combinations, incur or guarantee additional indebtedness, create or permit to exist certain liens and pledge assets or engage in saleleaseback transactions and will be subject to maximum capital expenditures. The Company was in compliance with all covenants as of February 24, 2013.

Financing costs related to the Revolving Credit Facility were $1,540 and have been capitalized on the balance sheet and are being amortized to interest expense using the straight line method over the term of the facility.

Capitalized Registration Fees

In connection with the filing of the Company’s initial registration statement on January 25, 2011, the Company capitalized $850 of related fees which are being expensed using the effective interest method beginning on the effective date of the registration of April 18, 2011 and continuing through the Senior Secured Notes maturity date of March 29, 2015.

The following annual maturities of both short and long-term debt as of February 27, 2011 are exclusive of future accretion of interest paid-in-kind and the maturities related to the Senior Secured Notes assumes that within 95 days after the end of each fiscal year commencing with fiscal 2011, $5,000 per year will be used by the Company to make ECF offers. See “Item 5. Operating and Financial Review and Prospects — F. Tabular Disclosure of Contractual Obligations” for projected interest paid-in-kind accretion.

Payment
2014	$5,000
2015	5,000
2016	292,954

Total	$302,954

Commitments and Contingencies	12 Months Ended
Feb. 24, 2013
Commitments and Contingencies

NOTE 11 — COMMITMENTS AND CONTINGENCIES

The Company has commitments under non-cancelable operating leases for office and manufacturing space and certain machinery and equipment. The leases range from one to ten years and generally contain renewal options for periods ranging from one to ten years. Some of the leases contain future rent escalation clauses. Total rental expense on operating leases was $6,677, $6,789 and $6,746 in fiscal 2013, 2012 and 2011, respectively.

The following is a schedule of required future minimum lease payments:

Fiscal year ending	Operating Leases
2014	$6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426

Total future minimum lease payments	$22,851

Legal matters

On May 14, 2013, in consideration for the payment of $385 to plaintiff VMOOM, a California general partnership, the Company and VMOOM entered into an agreement (the “Agreement”) discharging all claims and counterclaims, disputes and controversies, pursuant to the lawsuit VMOOM filed in the United States District, Central District of California, Western Division on February 2, 2012 (the “Case”) and releasing each other from any and all liabilities, claims, causes of action, damages, losses, costs, expenses and attorneys’ fees, asserted or unasserted, known or unknown, which each party had, has, or may have had against the other party with respect to the Case prior to the execution of the Agreement.

VMOOM’s claims against the Company were for breach of written contract, intentional interference and fraud, based on the Company’s alleged fail to timely deliver certain ftServer computer systems ordered by Plaintiff for ultimate resale to end-user(s). The Company filed counter claims against Plaintiff for breach of contract and intentional interference by reason of Plaintiff’s alleged breach its agreement with Company by selling certain ftServers to an end-user without first obtaining the Company’s approval as was required under the sales agreements governing the purchase of the ftServer systems.

After reimbursement of a portion of settlement amount the from the Company’s insurance carriers, the Company’s share of the settlement amount is $75.

The Company is involved in various other legal proceedings arising in the ordinary course of business, none of which we currently expect to have a material adverse effect on our results of operations, cash flows or financial condition.

On April 14, 2010, the Company settled a legal matter related to the sale of the Emergent Business and received a final payment of $3,825. See Note 16 for further discussion.

Purchase commitments

As of February 24, 2013 and February 26, 2012, the Company had outstanding purchase commitments to one contract manufacturer amounting to approximately $4,013 and $3,931, respectively.

Guarantor arrangements

The Company’s standard sales contracts and agreements contain infringement indemnification provisions. Pursuant to these provisions, the Company indemnifies, holds harmless and agrees to reimburse the indemnified party for losses suffered or incurred by the indemnified party (generally business partners or customers) in connection with certain patent, copyright or other intellectual property infringement claims in the countries in which the Company operates by any third party with respect to the Company’s products. The term of these indemnification provisions is generally perpetual effective at the time of the sale of the product. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements and management is not aware of any pending, threatened or unasserted claims regarding these agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, no liabilities have been recorded for these agreements as of February 24, 2013 and February 26, 2012, respectively.

As permitted under Bermuda and Delaware law, the Company has agreed to indemnify its officers and directors for certain events or occurrences while the officer or director is, or was serving, at the Company’s request in such capacity. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is unlimited; however, the Company has a Director and Officer insurance policy that limits its exposure and enables it to recover a portion of any future amounts paid. The aggregate limit on this insurance policy is $20,000. As a result of this insurance policy coverage, the Company believes the estimated fair value of these indemnification arrangements is minimal. The Company has no liabilities recorded for these agreements as of February 24, 2013 and February 26, 2012, respectively.

In fiscal 2003, the Company acquired all of the outstanding shares of Cemprus, LLC and its subsidiaries (“Cemprus”) from Platinum Equity, LLC (“Platinum”). Certain of the Company’s subsidiaries entered into an indemnity agreement with Platinum as part of the purchase of Cemprus. Under the indemnity agreement, the subsidiaries agree to indemnify Platinum against certain claims arising after the purchase of Cemprus. The indemnification obligations are limited to claims respecting certain obligations of Platinum under its Cemprus acquisition agreement with Lucent, certain related Platinum guarantees associated with that transaction and a certain letter agreement with Hewlett-Packard for certain product and license agreements between Cemprus and Hewlett-Packard. The Company has never incurred costs to defend lawsuits or settle claims related to these agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, no liabilities have been recorded for these agreements as of the end of fiscal 2013 and 2012.

Redeemable Convertible Preferred Stock	12 Months Ended
Feb. 24, 2013
Redeemable Convertible Preferred Stock

NOTE 12 — REDEEMABLE CONVERTIBLE PREFERRED STOCK

The Company’s capital structure at February 26, 2012 included 6,561,242 issued and outstanding shares of Series A redeemable convertible preferred stock, and 3,531,904.62 issued and outstanding shares of Series B redeemable convertible preferred stock.

Preference Shares

On April 8, 2010, in connection with the 2010 refinancing (see Note 10), the Company issued 2,523,554.62 Series B redeemable convertible preferred shares, par $1.50, (“Series B preferred shares”) to the Lien 2 Debt Holders and 1,008,350.00 Series B preferred shares to the Senior Secured Note Holders. The redemption preferences for the Series B preferred shares are identical to the Series A redeemable convertible preferred shares. The projected redemption preference for the Series A preferred shares and Series B preferred shares for the next five fiscal years is presented in the table below:

	2014	2015	2016	2017	2018
Series A	$127,358	$137,547	$148,551	$160,435	$173,269

Series B	$68,557	$74,041	$79,695	$86,362	$93,271

The Series A redeemable convertible preferred shares and the Series B redeemable convertible preferred shares (collectively the “preference shares”) in the amounts of $117,923 and $63,479 at February 24, 2013, respectively, became redeemable for cash at the option of the holder on February 26, 2007. Such preference shares also include liquidation preferences, which may be triggered in the event of a liquidation, dissolution, winding-up, or change in control of the Company. In connection with the April 8, 2010 Refinancing of the Company’s outstanding debt, the Bye-laws of the Company were amended to, among other things, prevent the redemption of all classes of preference shares until the later of 1) 91 days after the earlier of the stated maturity date of the Senior Secured Notes or the first date on which no Senior Secured Notes are outstanding and 2) 91 days after the first date on which no Second Lien Facility debt is outstanding.

The most significant terms of the preference shares are as follows:

Voting Rights

Holders of the preference shares are entitled to vote on an “as-if” converted basis, such votes to be counted together with all other shares of the Company having general voting power and not counted separately as a class, except as otherwise required by law. As a result, the preference shares have voting control of the Company.

Conversion

The preference shares are convertible into ordinary stock at the option of the holder. The preference shares also automatically convert at their respective conversion rates into ordinary stock upon the closing of a firmly underwritten public offering of ordinary shares resulting in gross proceeds to the Company in excess of $75,000 and at a minimum price of $6.54 per share. The conversion rate for the preference shares is 2.17-to-1.

Dividends

The holders of preference shares are entitled to dividends at an annual rate of 8% of the initial purchase price, on a non-cumulative basis, when and if declared, as determined by the Board of Directors. No dividends have been declared or paid through February 24, 2013.

Redemption

Upon written request and with the consent of the Lien 2 Debt Holders and the Note Holders, each holder of preference shares may require the Company to redeem for cash all of its outstanding preference shares, as defined by the related agreements, as amended, subject to proportional adjustment for stock splits, reverse splits, stock dividends, stock distributions or similar events related to the capitalization of the Company. The Series A and B preferred shareholders’ redemption price is $7.09 per share, subject to anti-dilution adjustments, plus a graduating compounding rate of return that is reduced to 8% after February 1, 2003, as defined in the Company’s bye-laws. Redemption rights commence accrual upon the date of issuance and continue until the date of redemption. As of February 24, 2013, the redemption value of the Series A and Series B preference shares totaled $117,923 and $63,479, respectively.

In connection with the April 8, 2010 Refinancing of the Company’s outstanding debt, the Bye-laws of the Company were amended to, among other things, prevent the redemption of all classes of preference shares until the later of 1) 91 days after the earlier of the stated maturity date of the Senior Secured Notes or the first date on which no Senior Secured Notes are outstanding and 2) 91 days after the first date on which no Second Lien Facility debt is outstanding.

Liquidation Preference

Series A and B preferred shareholders are entitled to receive, in preference to any distribution to the ordinary stockholders, $7.09 per share, subject to anti-dilution adjustments, plus a graduating compounding rate of return that is reduced to 8% after February 1, 2003, as defined in the Company’s bye-laws. As of February 24, 2013, the liquidation preference of Series A and Series B preferred stock was equal to the redemption preferences of $117,923 and $63,479, respectively.

Right to additional Series B preferred shares

In connection with the 2010 refinancing (see Note 10), the Lien 2 holders will be issued additional preferred stock equal to 7.5% of the total issued preferred stock, as in issue immediately after the closing of the refinancing, on April 30, 2013 if the Company does not pay all outstanding principal and interest by that date. The share issuances on April 30, 2013 are described in detail in Note 20, Subsequent Events. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of preferred shares equal to 52.5% of the total issued preferred stock as in issue immediately after the closing of the refinancing.

Stockholders' Deficit	12 Months Ended
Feb. 24, 2013
Stockholders' Deficit

NOTE 13 — STOCKHOLDERS’ DEFICIT

Ordinary Shares

On April 8, 2010, in connection with the 2010 refinancing (see Note 10), the Company issued 11,080,455.38 and 4,431,150.00 Series B ordinary shares, par value $0.5801, to the Lien 2 Debt Holders and the Senior Secured Note Holders, respectively. As of February 24, 2013, the Company’s capital structure included 15,511,605.38 issued and outstanding shares of Series B ordinary stock and 28,812,184 issued and outstanding shares of ordinary stock. Included in ordinary shares outstanding are 773,179 ordinary shares currently subject to puts.

Right to additional Series B ordinary shares

In connection with the 2010 refinancing (see Note 10), the Lien 2 holders will be issued additional ordinary stock equal to 7.5% of the total issued ordinary stock, as in issue immediately after the closing of the refinancing, on April 30, 2013, if the Company does not pay all outstanding principal and interest by that date. The share issuances on April 30, 2013 are described in detail in Note 20, Subsequent Events. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of ordinary shares equal to 52.5% of the total issued ordinary stock, as in issue immediately after the closing of the refinancing.

Stock-Based Compensation	12 Months Ended
Feb. 24, 2013
Stock-Based Compensation

NOTE 14 — STOCK-BASED COMPENSATION

Stock options

The Company established a Stock Incentive Plan (the “Plan”) to facilitate the issuance of shares of its Ordinary Stock to employees, members of management, officers, directors and consultants of the Company and its subsidiaries. The Plan allows for the grant of incentive stock options, non-qualified stock options, stock appreciation rights and shares of restricted stock. Options granted under the Plan have a time-based vesting schedule, generally four years, some with a provision for the acceleration of vesting upon the occurrence of certain events. Substantially all options granted under the Plan have terms of ten years. The Plan was amended on February 27, 2003, increasing to 32,530,970 the total shares approved for issuance under the Plan. On February 24, 2009, the Board of Directors approved an amendment and restatement of the Plan extending the duration of the Plan, which was to expire March 1, 2009, through February 23, 2019, amending the transfer restrictions and granting additional information rights to holders of options granted under the Plan. Under the terms of the Plan, shares issued upon the exercise of stock options may be newly-issued shares or treasury shares. As of February 24, 2013, all of the shares issued upon the exercise of stock options have been newly-issued shares.

As of February 24, 2013, all of the outstanding options issued under the Plan were non-qualified stock options. Stock options are awards which allow employees to purchase shares of the Company’s stock at a fixed price, over a specific period of time. The Company grants stock options at an exercise price equal to or greater than the fair market value of the Company’s ordinary shares at the date of grant. These awards, which generally vest annually at a rate of 25 percent per year, are fully vested four years from the date of grant and have a contractual life of ten years. Awards granted to non-employee members of the Company’s board of directors, if any, vest annually at a rate of approximately 33 percent, are fully vested three years from the date of grant and have a contractual life of ten years.

The Company estimates the fair value of stock options using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the exercise price of the option, the expected option term, volatility of the Company’s stock, the risk-free interest rate with a maturity date equivalent to the expected life of the option, and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value that may ultimately be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option granted during fiscal 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Option term (in years) *	7.8	8.0	8.0
Volatility **	39%	35%	37%
Risk-free interest rate (zero coupon U.S. treasury note)	3.1%	3.4%	3.8%
Dividend yield	0%	0%	0%
Weighted-average fair value per option granted	$0.03	$0.04	$0.07

*	The option term is the number of years the Company estimates, using historical data, that options will be outstanding prior to exercise or forfeiture.
**	The Company’s estimates of expected volatility are principally based on daily price changes of the stock of comparable public companies over the expected option term as well as guidance provided by the accounting standard for stock based compensation.

There were no stock option exercises during fiscal 2013. There was one stock option exercise of 3,000 shares during fiscal 2012, at a total exercise price of $2. At the time of the exercise, the fair market value of the underlying shares was less than the exercise price. There were no cash settlements of equity instruments during fiscal 2013, 2012 or 2011. The Company recognized no windfall tax benefits in connection with the exercise of stock options during fiscal 2013, 2012 and 2011.

At February 24, 2013, there were 31,954,018 authorized but unissued shares of ordinary stock reserved for issuance under the Stratus Technologies, Inc. Stock Incentive Plan.

Stock option activity under the Plan was as follows:

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 28, 2010	23,884,297	$0.72	8.38
Granted	899,600	$0.60
Canceled	(1,881,784)	$0.81
Forfeited	(668,140)	$0.61
Exercised	—	$0.00

Outstanding at February 27, 2011	22,233,973	$0.72	7.61

Exercisable at February 27, 2011	17,795,661	$0.74	7.36
Exercisable and expected to vest at February 27, 2011	21,862,028	$0.72	7.59

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 27,2011	22,233,973	$0.72	7.61
Granted	368,750	$0.60
Canceled	(1,586,658)	$0.65
Forfeited	(462,000)	$0.61
Exercised	(3,000)	$0.60

Outstanding at February 26,2012	20,551,065	$0.72	6.58

Exercisable at February 26, 2012	17,687,390	$0.74	6.38
Exercisable and expected to vest at February 26, 2012	20,390,365	$0.72	6.57

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 26, 2012	20,551,065	$0.72	6.58
Granted	(1,660,100)	$0.60
Canceled	(2,493,984)	$1.08
Forfeited	(570,000)	$0.61

Outstanding at February 24,2013	19,147,181	$0.67	6.21

Exercisable at February 24, 2013	16,408,669	$0.68	5.85
Exercisable and expected to vest at February 24, 2013	18,962,121	$0.67	6.07

The following table summarizes information about stock options outstanding and exercisable as of February 24, 2013:

Exercise price	Outstanding Number	Weighted-average remaining contractual life	Exercisable Number	Weighted Average Exercise Price
$0.60	17,784,140	6.54	15,045,628	$0.60
$1.50	1,294,201	0.15	1,294,201	$1.50
$2.00	62,540	1.83 5	62,540	$2.00
$4.52	6,300	3.13	6,300	$4.52

$0.60-$4.52	19,147,181	6.10	16,408,669	$0.68

There were 12,806,837 shares available for grant under the Plan at February 24, 2013.

Employee Benefit Plans	12 Months Ended
Feb. 24, 2013
Employee Benefit Plans

NOTE 15 — EMPLOYEE BENEFIT PLANS

The Company has a benefit plan available to all United States employees, which qualifies as a defined contribution plan under Section 401(k) of the Internal Revenue Code. Employees may contribute to the plan from 2% to 25% of their salary on a pre-tax basis, subject to certain statutory limitations. In March 2011 the Company reinstated its 401(k) matching program effective January 2011. The Company matches 25% of the first 4% of the employee’s pre-tax contributions. Contributions are invested at the direction of the employee in one or more investment funds. The Company recorded expense of $382, $429 and $0 during fiscal 2013, 2012 and 2011, respectively. The fiscal 2012 expense is for the time period of January 2011 through February 2012 relating to this plan. Employees in several countries outside of the U.S. are covered by defined benefit and defined contribution plans in accordance with applicable government regulations and local practices. Expenses attributable to these plans were $771, $588 and $518 during fiscal 2013, 2012 and 2011 respectively.

Sale of a Subsidiary	12 Months Ended
Feb. 24, 2013
Sale of a Subsidiary

NOTE 16 — SALE OF A SUBSIDIARY

On January 2, 2009, the Company sold the Emergent Networks Telecommunications Infrastructure Control Environment VOIP Software business and certain net assets related to our Telecommunications Business (collectively, the “Emergent Business”) for $1,900 in cash and $5,000 in an 8% two year, note receivable. Assets sold included specific telecommunication inventory and fixed assets, prepaid expenses, intangible assets and certain product and service contracts. Liabilities assumed by the acquirer consisted of accrued vacation for 43 employees and contractors that were transferred, along with accounts payable and deferred revenue.

On January 2, 2010, the Company was due $2,500 related to the first installment payment on the $5,000 note receivable plus accrued interest of $400. A payment of $1,400 was received by the Company, which was allocated per the terms of the promissory note as follows, (i) reimbursement of legal fees $100, (ii) interest $400, and (iii) reduction of principal $900. The Company subsequently entered into litigation with Stratus Telecommunications LLC and its parent guarantor, YMAX Corporation, related to the delinquent payment of $1,600 on the $5,000 installment payment plus interest.

On April 14, 2010, the Company settled the legal matter related to the sale of the Emergent Network Solutions VOIP software and certain net assets and received a final payment of $3,825 which was allocated as follows (i) reimbursement of legal fees $129, (ii) interest $41 and (iii) reduction of principal $3,655. The Company recorded a gain on sale of $3,655 during fiscal 2011.

Segment, Geographic and Customer Information	12 Months Ended
Feb. 24, 2013
Segment, Geographic and Customer Information

NOTE 17 — SEGMENT, GEOGRAPHIC AND CUSTOMER INFORMATION

The Company’s chief decision-maker, as defined under the authoritative guidance for disclosures about segments of an enterprise and related information, is the Chief Executive Officer. The Company operates in one operating segment: providing of a differentiated suite of continuous availability solutions for mission-critical enterprise applications for the enterprise data center and small to medium-sized businesses. The Company is not organized by market, and is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business. The Company does not operate any separate lines of business or separate business entities with respect to its services.

	United States	Japan	EMEA	Asia	Other	Eliminations	Total
Revenues from external customers
Product
2011	$18,991	$19,498	$16,051	$12,829	$3,735	$—	$71,104
2012	18,841	23,076	17,233	12,128	1,213	—	72,491
2013	18,838	23,406	18,677	10,768	2,031	—	73,720

Service
2011	$64,364	$29,301	$29,628	$11,459	$2	$—	$134,754
2012	61,905	30,461	29,062	11,759	1	—	133,188
2013	61,249	32,857	25,317	12,012	—	—	131,435

Long-lived assets
2011	$11,325	$1,502	$2,338	$606	$1,310	$—	$17,081
2012	8,361	1,459	2,167	563	583	—	13,133
2013	7,624	1,431	2,464	536	83	92	12,230

“EMEA” is comprised of Europe, the Middle East and Africa. The “Other” category includes Bermuda, Canada, Mexico, Central America and South America.

The following table shows the total product revenue by product line for the fiscal years ended February 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Legacy	$23,048	$17,574	$21,821
ftServer	47,231	52,763	48,137
Software	3,441	2,154	1,146

Total product revenue	$73,720	$72,491	$71,104

For fiscal 2013, 2012 and 2011, no customer accounted for more than 10% of the Company’s total revenue.

Related Party Transactions	12 Months Ended
Feb. 24, 2013
Related Party Transactions

NOTE 18 — RELATED PARTY TRANSACTIONS

On November 25, 2005 (the “Effective Date”), the Company’s subsidiaries, Stratus Technologies Bermuda Ltd. and Stratus Technologies Ireland Ltd., entered into a Collaboration and Licensing Agreement and a Purchase and Distribution Agreement, respectively, with NEC (collectively, “the NEC Agreements”). The terms of the NEC Agreements are ten years, and will automatically renew on an annual basis on each subsequent anniversary of the Effective Date. The Collaboration and Licensing Agreement provides cooperative terms for the development of software and hardware for fault-tolerant computer systems and certain licenses under each party’s respective intellectual property rights for such purpose. The Purchase and Distribution Agreement provides the terms under which Stratus may purchase from NEC and distribute on a non-exclusive basis certain computer systems, components, spare parts and related software.

As of February 24, 2013 and February 26, 2012, the Company had an outstanding accounts receivable balance of $221 and $238 and an outstanding accounts payable balance of $2,456 and $2,079, respectively, with NEC. In addition, during the fiscal years ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recognized revenue from transactions with NEC of $2,153, $2,095 and $1,938, respectively.

In fiscal 2006, the Company entered into an agreement for management, advisory, strategic planning and consulting services with two significant investors for a yearly fee of $700, which renew on an annual basis. The payment of the yearly fee is restricted by financial performance covenants contained in the 2007 Amendment (see Note 10). Accrued expenses related to this yearly fee totaled $3,792 and $3,092 at February 24, 2013 and February 26, 2012, respectively. In fiscal 2013, 2012 and 2011 an expense of $700 was recorded through the management fee expense line in the consolidated statement of operations for each fiscal year.

In addition, certain managers are party to put option agreements (the “Management Put Options”) pursuant to which such managers have the right to sell to Holdings all (but not less than all) of the ordinary shares held by them under the terms of a Management Shareholder Agreement, at the price at which they purchased such shares, upon the occurrence of certain triggering events, including liquidations, dissolutions or other winding up, or mergers, acquisitions, changes of control or similar events. The total amount payable under the Management Put Options at February 24, 2013 of $1,160 was recorded in redeemable convertible preferred stock and redeemable ordinary stock. The total amounts payable under the Management Put Options at February 26, 2012 and February 27, 2011 were $1,181 and $1,270, respectively.

Consolidating Financial Statements	12 Months Ended
Feb. 24, 2013
Consolidating Financial Statements
NOTE 19 — CONSOLIDATING FINANCIAL STATEMENTS

The Company as parent guarantor (“Bermuda Holdings”) and the Company’s subsidiaries SRA Technologies Cyprus Limited, Stratus Technologies Ireland Limited, Cemprus Technologies, Inc., and Cemprus, LLC (“Guarantor Subsidiaries”) have fully and unconditionally guaranteed on a joint and several basis, the obligation to pay principal and interest with respect to the $215.0 million aggregate principal amount of Senior Secured Notes issued by Stratus Technologies, Inc. (“Stratus US”) and Stratus Technologies Bermuda Ltd. (“Bermuda Ltd.”). The Senior Secured Notes issued by Stratus US are guaranteed by Bermuda Ltd. and the Senior Secured Notes issued by Bermuda Ltd. are guaranteed by Stratus US. Under certain circumstances, contractual and legal restrictions, as well as the financial condition and operating requirements of the Company and its subsidiaries, could limit Stratus Technologies, Inc. and Stratus Technologies Bermuda Ltd.’s ability to obtain cash for the purpose of meeting the debt service obligations, including payment of principal and interest on the Senior Secured Notes. The holders of the Senior Secured Notes will be direct creditors of Stratus Technologies, Inc. and Stratus Technologies Bermuda, Ltd, the Company and the Company’s principal direct subsidiaries by virtue of the guarantees. The Company has indirect subsidiaries located primarily in Europe and Asia (“Non-Guarantor Subsidiaries”) that are not included among the Guarantor Subsidiaries, and such subsidiaries will not be obligated with respect to the Senior Secured Notes. As a result, the claims of creditors of the Non-Guarantor Subsidiaries will effectively have priority with respect to the assets and earnings of such companies over the claims of creditors of the Company, including the holders of the Senior Secured Notes. The consolidating financial statements include the accounts of the Company and its 100% owned subsidiaries.

The Non-Guarantor subsidiaries represent more than an inconsequential portion of the consolidated assets and revenues of the Company.

The following supplemental consolidating financial statements are presented:

1.	Consolidating balance sheets as of February 24, 2013 and February 26, 2012.

2.	Consolidating statements of operations, comprehensive loss and cash flows for each of the three fiscal years in the period ended February 24, 2013, February 26, 2012 and February 27, 2011.

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 24, 2013

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$50	$144	$931	$11,925	$9,113	$—	$22,163
Accounts receivable, net of allowance for doubtful accounts	—	101	9,186	20,600	8,488	(45)	38,330
Intercompany receivable	152	10,276	32,006	280	12,263	(54,977)	—
Inventory	—	—	6,317	949	1,883	(2,462)	6,687
Deferred income taxes	—	—	424	72	1,171	—	1,667
Income taxes receivable	—	—	199	36	—	(235)	—
Prepaid expenses and other current assets	500	16	2,002	382	1,634	(545)	3,989

Total current assets	702	10,537	51,065	34,244	34,552	(58,264)	72,836
Property and equipment, net	—	—	7,496	1,615	1,240	92	10,443
Intangible assets, net	—	3,970	—	3,288	—	—	7,258
Goodwill	—	9,044	1,935	1,344	701	—	13,024
Deferred income taxes	—	—	—	8,440	1,247	—	9,687
Deferred financing	431	2,599	3,351	—	—	—	6,381
Investment in subsidiaries	—	24,128	41,381	1,919	—	(67,428)	—
Other assets	83	—	161	19	1,532	—	1,795
Long-term intercompany receivable	5,839	—	105,567	—	—	(111,406)	—

Total assets	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	3	—	2,272	3,212	2,658	(382)	7,763
Intercompany payable	1,099	39,060	276	14,542	—	(54,977)	—
Accrued expenses	191	(1)	8,607	1,420	5,653	(209)	15,661
Accrued interest payable	—	4,435	4,803	—	—	—	9,238
Income taxes payable	—	132	—	—	603	(235)	500
Deferred revenue	—	—	2,081	34,251	1,408	—	37,740

Total current liabilities	1,293	46,026	20,639	53,425	10,322	(55,803)	75,902
Long-term debt, net of discount	—	131,520	141,873	—	—	—	273,393
Long-term intercompany payable	—	53,964	—	57,442	—	(111,406)	—
Liability in subsidiaries	16,061	—	—	—	—	(16,061)	—
Embedded derivatives	—	9,721	10,531	—	—	—	20,252
Long-term deferred income taxes	—	—	424	—	—	—	424
Deferred revenue and other liabilities	—	1,030	7,858	5,725	2,943	—	17,556

Total Liabilities	17,354	242,261	181,325	116,592	13,265	(183,270)	387,527

Redeemable convertible preferred stock and redeemable ordinary stock
Series A redeembable convertible preferred stock	117,923	—	—	—	—	—	117,923
Series B redeemable convertible preferred stock	63,479	—	—	—	—	—	63,479
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,160	—	—	—	—	—	1,160

Total redeemable convertible preferred stock and redeemable ordinary stock	188,080	—	—	—	—	—	188,080

Stockholders’ (deficit) equity:
Ordinary stock	16,265	71	20,000	2,370	5,324	(27,765)	16,265
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,806	—	3,944	(123,419)	—
Accumulated (deficit) income	(223,642)	(245,723)	(56,204)	(68,414)	17,924	97,281	(478,778)
Accumulated other comprehensive (loss) income	—	—	29	321	(1,185)	167	(668)

Total stockholders’ (deficit) equity	(198,379)	(191,983)	29,631	(65,723)	26,007	(53,736)	(454,183)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 26, 2012

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$93	$262	$8,389	$11,767	$6,999	$—	$27,510
Accounts receivable, net of allowance for doubtful accounts	—	75	7,968	18,558	10,700	(235)	37,066
Intercompany receivable	—	—	44,792	—	11,335	(56,127)	—
Inventory	—	—	7,028	798	2,925	(2,867)	7,884
Deferred income taxes	—	—	232	—	1,381	—	1,613
Income taxes receivable	—	—	146	89	—	(235)	—
Prepaid expenses and other current assets	529	47	2,085	371	2,566	(1,144)	4,454

Total current assets	622	384	70,640	31,583	35,906	(60,608)	78,527
Property and equipment, net	—	—	8,127	1,129	1,234	—	10,490
Intangible assets, net	—	2,984	40	—	—	—	3,024
Goodwill	—	6,197	1,306	1,345	743	—	9,591
Deferred income taxes	—	—	—	10,029	1,626	—	11,655
Deferred financing	654	3,689	4,873	—	—	—	9,216
Investment in subsidiaries	—	32,056	40,452	1,904	—	(74,412)	—
Other assets	583	76	345	38	1,768	—	2,810
Long-term intercompany receivable	7,850	—	87,443	—	—	(95,293)	—

Total assets	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK, AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	—	—	2,550	2,881	3,536	(1,040)	7,927
Intercompany payable	2,880	40,489	—	12,758	—	(56,127)	—
Accrued expenses	129	4	6,399	1,284	6,141	(340)	13,617
Accrued interest payable	—	4,613	4,995	—	—	—	9,608
Income taxes payable	—	132	—	—	206	(235)	103
Deferred income taxes	—	—	—	1,075	—	—	1,075
Deferred revenue	—	—	1,175	34,017	1,521	—	36,713

Total current liabilities	3,009	47,638	17,719	52,015	11,404	(57,742)	74,043
Long-term debt, net of discount	—	125,247	135,158	—	—	—	260,405
Long-term intercompany payable	—	37,850	—	57,443	—	(95,293)	—
Liability in subsidiaries	3,529	—	—	—	—	(3,529)	—
Embedded derivatives	—	12,424	13,460	—	—	—	25,884
Long-term deferred income taxes	—	—	232	—	—	—	232
Deferred revenue and other liabilities	—	962	6,359	5,690	2,898	—	15,909

Total liabilities	6,538	224,121	172,928	115,148	14,302	(156,564)	376,473

Redeemable convertible preferred stock and ordinary shares
Series A redeemable convertible preferred stock	109,189	—	—	—	—	—	109,189
Series B redeemable convertible preferred stock	58,776	—	—	—	—	—	58,776
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,181	—	—	—	—	—	1,181

Total redeemable convertible preferred stock and ordinary shares	174,664	—	—	—	—	—	174,664

Stockholders’ (deficit) equity:
Ordinary stock	16,257	71	20,000	2,370	5,318	(27,759)	16,257
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,742	—	4,008	(123,419)	—
Accumulated (deficit) income	(196,748)	(232,475)	(45,491)	(71,610)	16,960	77,262	(452,102)
Accumulated other comprehensive income	—	—	47	120	689	167	1,023

Total stockholders’ (deficit) equity	(171,493)	(178,735)	40,298	(69,120)	26,975	(73,749)	(425,824)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 24, 2013

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$586	$20,845	$9,115	$43,174	$—	$73,720
Service	—	300	10,037	107,324	13,774	—	131,435
Intercompany	—	46,822	77,275	31,803	18,137	(174,037)	—

Total revenue	—	47,708	108,157	148,242	75,085	(174,037)	205,155

COST OF REVENUE
Product	—	401	17,212	25,896	28,313	(41,630)	30,192
Service	—	—	27,064	3,925	23,812	—	54,801
Intercompany	—	27,026	137	104,420	1,228	(132,811)	—

Total cost of revenue	—	27,427	44,413	134,241	53,353	(174,441)	84,993

Gross profit	—	20,281	63,744	14,001	21,732	404	120,162
OPERATING EXPENSES
Research and development	—	—	25,497	1	166	—	25,664
Sales and marketing	—	—	17,141	397	16,011	—	33,549
General and administrative	813	110	15,901	503	3,539	(92)	20,774
Restructuring charges	—	1,233	3,274	—	(970)	(6)	3,531
Intercompany	—	—	(3,274)	2,262	1,012	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,313	1,343	59,239	3,163	19,758	(98)	84,718

Profit (loss) from operations	(1,313)	18,938	4,505	10,838	1,974	502	35,444
Interest income	—	1	1	17	9	—	28
Interest expense	(209)	(23,801)	(26,007)	(6)	27	—	(49,996)
Interest income (expense), intercompany	609	(2,149)	8,114	(6,546)	(28)	—	—
Loss on extinguishment of debt	(14)	(444)	(481)	—	—	—	(939)
Gain on change in fair value for embedded derivatives	—	2,281	2,471	—	—	—	4,752
Other (expense) income, net	(10)	(54)	(361)	5	(19)	214	(225)
Other income (expense), intercompany	—	—	—	28	(28)	—	—

(Loss) income before income taxes	(937)	(5,228)	(11,758)	4,336	1,935	716	(10,936)
Provision for income taxes	—	92	71	1,374	995	—	2,532
Equity in profit (loss) in subsidiaries	(12,531)	(7,928)	923	15	—	19,521	—

Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 26, 2012

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$459	$20,503	$7,830	$43,699	$—	$72,491
Service	—	300	8,599	110,369	13,920	—	133,188
Intercompany	—	46,600	79,097	30,964	17,585	(174,246)	—

Total revenue	—	47,359	108,199	149,163	75,204	(174,246)	205,679

COST OF REVENUE
Product	—	194	15,260	26,603	30,122	(38,833)	33,346
Service	—	50	27,883	3,819	24,759	—	56,511
Intercompany	—	29,116	—	104,137	1,572	(134,825)	—

Total cost of revenue	—	29,360	43,143	134,559	56,453	(173,658)	89,857

Gross profit	—	17,999	65,056	14,604	18,751	(588)	115,822

OPERATING EXPENSES
Research and development	—	—	27,468	—	—	—	27,468
Sales and marketing	—	—	16,699	197	14,485	—	31,381
General and administrative	1,164	44	15,709	293	3,784	—	20,994
Restructuring charges	—	—	1,639	—	729	—	2,368
Intercompany	—	554	(1,639)	1,814	(729)	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,664	598	60,576	2,304	18,269	—	83,411

Profit (loss) from operations	(1,664)	17,401	4,480	12,300	482	(588)	32,411
Interest income	—	1	2	193	9	—	205
Interest expense	(177)	(23,002)	(25,154)	—	(1)	—	(48,334)
Interest income (expense), intercompany	608	(2,189)	8,106	(6,525)	—	—	—
Loss on extinguishment of debt	(90)	(543)	(589)	—	—	—	(1,222)
Loss on change in fair value for embedded derivatives	—	(4,259)	(4,614)	—	—	—	(8,873)
Other (expense) income, net	(9)	(51)	(273)	438	(123)	(46)	(64)
Other income (expense), intercompany	—	—	30	(1,336)	1,306	—	—

(Loss) income before income taxes	(1,332)	(12,642)	(18,012)	5,070	1,673	(634)	(25,877)
(Benefit) Provision for income taxes	—	92	110	(8,038)	961	—	(6,875)
Equity in profit (loss) in subsidiaries	(17,670)	(4,302)	1,457	16	—	20,499	—

Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$370	$20,255	$6,078	$44,401	$—	$71,104
Service	—	375	8,953	111,800	13,626	—	134,754
Intercompany	—	45,918	84,297	32,829	16,780	(179,824)	—

Total revenue	—	46,663	113,505	150,707	74,807	(179,824)	205,858

COST OF REVENUE
Product	—	185	17,501	27,546	30,708	(43,078)	32,862
Service	—	—	31,967	3,279	23,113	—	58,359
Intercompany	—	29,131	—	106,558	3,126	(138,815)	—

Total cost of revenue	—	29,316	49,468	137,383	56,947	(181,893)	91,221

Gross profit	—	17,347	64,037	13,324	17,860	2,069	114,637

OPERATING EXPENSES
Research and development	—	—	27,483	30	—	(44)	27,469
Sales and marketing	—	—	16,248	4	13,415	(24)	29,643
General and administrative	390	197	14,896	437	3,882	97	19,899
Restructuring charges	—	—	1,632	1	61	—	1,694
(Gain) on sale of business	—	(3,655)	—	—	—	—	(3,655)
Intercompany	—	—	(1,632)	1,693	(61)	—	—
Management fees	417	—	700	—	—	—	1,117

Total operating expenses	807	(3,458)	59,327	2,165	17,297	29	76,167

Profit (loss) from operations	(807)	20,805	4,710	11,159	563	2,040	38,470
Interest income	—	41	7	28	4	—	80
Interest expense	—	(20,825)	(22,903)	—	—	—	(43,728)
Interest income (expense), intercompany	608	(2,117)	8,195	(6,686)	—	—	—
Loss on extinguishment of debt	—	(1,724)	(2,027)	—	—	—	(3,751)
Loss on change in fair value for embedded derivatives	—	(142)	(155)	—	—	—	(297)
Other (expense), net	(10)	(53)	(366)	(685)	(215)	(125)	(1,454)
Other income (expense), intercompany	—	—	—	(1,398)	1,398	—	—

(Loss) income before income taxes	(209)	(4,015)	(12,539)	2,418	1,750	1,915	(10,680)
Provision (benefit) for income taxes	—	86	(189)	930	693	—	1,520
Equity in profit (loss) in subsidiaries	(11,991)	(9,806)	2,391	15	—	19,391	—

Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(18)	201	(1,871)	—	(1,688)
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(3)	—	(3)

Comprehensive (loss) income	$(13,468)	$(13,248)	$(10,924)	$3,178	$(934)	$20,237	$(15,159)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(46)	(33)	106	—	27
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(4)	—	(4)

Comprehensive (loss) income	$(19,002)	$(17,036)	$(16,711)	$13,091	$814	$19,865	$(18,979)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(9)	(59)	1,326	—	1,258
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $2 and $2	—	—	—	—	22	—	22

Comprehensive (loss) income	$(12,200)	$(13,907)	$(9,968)	$1,444	$2,405	$21,306	$(10,920)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities, net of acquisition:
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	381	5,141	635	966	(92)	7,031
Amortization of deferred financing cost and debt discount	209	5,380	6,144	—	—	—	11,733
Stock-based compensation	—	—	186	—	30	—	216
Non-cash portion of restructuring charges	—	—	393	—	—	—	393
Deferred tax expense				443	171		614
Provision for doubtful accounts	—	—	1	(93)	(1)	—	(93)
Inventory provision	—	—	1,723	(254)	(657)	—	812
Loss on extinguishment of debt	14	444	481	—	—	—	939
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Gain on change in fair value of embedded derivatives	—	(2,281)	(2,471)	—	—	—	(4,752)
Loss on retirement of property and equipment	—	—	72	—	—	—	72
Interest payable-in-kind	—	4,133	4,478	—	—	—	8,611
Equity in profit (loss) subsidiaries	12,531	7,928	(923)	(15)	—	(19,521)	—
Changes in assets and liabilities:
Accounts receivable	—	(26)	(1,218)	(1,093)	1,369	(190)	(1,158)
Inventory	—	—	(1,578)	103	1,428	(404)	(451)
Prepaid expenses and other current assets	29	31	84	92	794	(600)	430
Accounts payable	80	4,284	(7,854)	4,644	(1,561)	438	31
Accrued expenses	62	194	4,814	(3,087)	284	132	2,399
Accrued Interest	—	(177)	(193)	—	—	—	(370)
Income taxes payable	—	—	(482)	53	385	—	(44)
Deferred revenue	—	—	963	(1,510)	214	—	(333)
Other long-term assets and liabilities	500	(72)	2,837	(552)	(336)	—	2,377

Net cash provided by (used in) operating activities	(43)	6,491	1,173	2,343	4,026	—	13,990

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(5,394)	(3)	(852)	—	(6,249)
Acquisition of business, net of cash acquired of $34	—	(4,069)	(525)	(2,265)	38	—	(6,821)
Acquisition of other long-term assets	—	(142)	—	—	—	—	(142)

Net cash used in investing activities	—	(4,211)	(5,919)	(2,268)	(814)	—	(13,212)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,398)	(2,597)	—	—	—	(4,995)

Net cash used in financing activities	—	(2,398)	(2,597)	—	—	—	(4,995)

Effect of exchange rate changes on cash	—		(115)	83	(1,098)	—	(1,130)

Net (decrease) increase in cash and cash equivalents	(43)	(118)	(7,458)	158	2,114	—	(5,347)
Cash and cash equivalents at beginning of period	93	262	8,389	11,767	6,999	—	27,510

Cash and cash equivalents at end of period	$50	$144	$931	$11,925	$9,113	$—	$22,163

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities:
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	90	6,097	387	916	—	7,490
Amortization of deferred financing cost and debt discount	177	4,798	5,526	—	—	—	10,501
Stock-based compensation	—	—	297	—	39	—	336
Deferred tax (income) expense	—	—	—	(8,954)	369	—	(8,585)
Provision for doubtful accounts	—	—	7	118	(4)	—	121
Inventory provision	—	—	546	48	122	—	716
Loss on extinguishment of debt	90	543	589	—	—	—	1,222
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Loss on change in fair value of embedded derivatives	—	4,260	4,613	—	—	—	8,873
Loss on sale of asset	—	—	13	—	—	—	13
Loss on retirement of property and equipment	—	—	144	—	—	—	144
Loss on abandoned patents		45					45
Interest payable-in-kind	—	3,785	4,086	—	—	—	7,871
Equity in profit (loss) subsidiaries	17,670	4,302	(1,457)	(16)	—	(20,499)	—
Changes in assets and liabilities:
Accounts receivable	—	—	(1,318)	1,757	308	235	982
Inventory	—	—	(1,605)	249	(1,245)	589	(2,012)
Prepaid expenses and other current assets	(29)	69	303	(100)	(1,247)	920	(84)
Accounts payable	1,554	(14,924)	7,587	6,683	661	(957)	604
Accrued expenses	(188)	(30)	397	(20)	303	(153)	309
Accrued interest	—	(490)	(527)	—	—	—	(1,017)
Income taxes payable	—	—	18	(17)	(143)	—	(142)
Deferred revenue	—	—	659	(612)	(84)	—	(37)
Proceeds (payments) on intercompany dividend	—	17,428	—	(17,428)	—	—	—
Other long-term assets and liabilities	63	(179)	1,577	(340)	(53)	—	1,068

Net cash provided by (used in) operating activities	335	2,181	10,368	(5,121)	654	—	8,417

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(3,233)	—	(432)	—	(3,665)
Proceeds from the disposition of property and equipment	—	—	19	—	—	—	19
Acquisition of other long-term assets	—	(100)	—	—	—	—	(100)

Net cash used in investing activities	—	(100)	(3,214)	—	(432)	—	(3,746)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,399)	(2,598)	—	—	—	(4,997)
Payment of debt and equity issuance fees	(264)	—	(44)	—	—	—	(308)
Proceeds from the exercise of stock options	2	—	—	—	—	—	2
Proceeds (payments) on intercompany financing	—	(10,999)	—	10,999	—	—	—
Proceeds (payments) on intercompany financing	—	10,999	—	(10,999)	—	—	—

Net cash used in financing activities	(262)	(2,399)	(2,642)	—	—	—	(5,303)

Effect of exchange rate changes on cash	—	—	58	58	(74)	—	42

Net (decrease) increase in cash and cash equivalents	73	(318)	4,570	(5,063)	148	—	(590)
Cash and cash equivalents at beginning of period	20	580	3,819	16,830	6,851	—	28,100

Cash and cash equivalents at end of period	$93	$262	$8,389	$11,767	$6,999	$—	$27,510

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 27, 2011

CONSOLIDATING STATEMENT OF CASH FLOW

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows (used in) provided by operating activities:
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	—	133	7,380	426	1,159	18	9,116
Amortization of deferred financing cost and debt discount	—	3,918	4,548	—	—	—	8,466
Stock-based compensation	—	—	384	9	75	—	468
Deferred tax income	—	—	(828)	(1,288)	(47)	—	(2,163)
Provision for doubtful accounts	—	—	(18)	270	(89)	—	163
Inventory provision	—	—	1,472	(541)	28	—	959
Loss on extinguishment of debt	—	1,724	2,027	—	—	—	3,751
Loss on change in fair value of embedded derivatives	—	142	155	—	—	—	297
(Gain) from sale of subsidiary	—	(3,655)	—	—	—	—	(3,655)
Loss on sale of asset	—	—	27	—	—	—	27
Loss on retirement of property and equipment	—	—	482	—	—	—	482
Interest payable-in-kind	—	3,170	3,390	—	—	—	6,560
Equity in profit (loss) subsidiaries	11,991	9,806	(2,391)	(15)	—	(19,391)	—
Changes in assets and liabilities:
Accounts receivable	—	(75)	3,149	3,083	(2,317)	—	3,840
Inventory	—	—	(3,055)	1,468	1,329	(2,057)	(2,315)
Prepaid expenses and other current assets	(500)	(9)	715	(240)	1,599	(354)	1,211
Accounts payable	1,464	4,031	(7,113)	(59)	561	395	(721)
Accrued expenses	325	(20)	167	(263)	(342)	83	(50)
Accrued interest	—	3,713	4,022	—	—	—	7,735
Income taxes payable	—	12	22	57	93	—	184
Deferred revenue	—	—	(1,172)	(3,735)	(657)	—	(5,564)
Other long-term assets and liabilities	27	(832)	2,593	1,132	238	—	3,158

Net cash provided by operating activities	1,107	8,151	5,997	1,807	2,687	—	19,749

Investing activities
Cash flows (used in) provided by investing activities:
Acquisition of property and equipment	—	—	(5,280)	(262)	(696)	—	(6,238)
Proceeds from sale of subsidiary	—	3,555	—	—	—	—	3,555
Acquisition of other long lived assets	—	(86)	—	—	—	—	(86)

Net cash (used in) provided by investing activities	—	3,469	(5,280)	(262)	(696)	—	(2,769)

Financing activities
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock	—	99,495	107,786	—	—	—	207,281
Payments on long-term debt	—	(105,359)	(112,641)	—	—	—	(218,000)
Payment of debt and equity issuance fees	(1,218)	(5,189)	(7,108)	—	—	—	(13,515)
Proceeds (payments) on intercompany financing	—	—	15,000	(15,000)	—	—	—
Proceeds from revolving credit facility	—	—	8,000	—	—	—	8,000
Payments on revolving credit facility	—	—	(30,000)	—	—	—	(30,000)

Net cash used in financing activities	(1,218)	(11,053)	(18,963)	(15,000)	—	—	(46,234)

Effect of exchange rate changes on cash	—	8	(129)	(13)	720	—	586

Net (decrease) increase in cash and cash equivalents	(111)	575	(18,375)	(13,468)	2,711	—	(28,668)
Cash and cash equivalents at beginning of period	131	5	22,194	30,298	4,140	—	56,768

Cash and cash equivalents at end of period	$20	$580	$3,819	$16,830	$6,851	$—	$28,100

Subsequent Events	12 Months Ended
Feb. 24, 2013
Subsequent Events

NOTE 20 — SUBSEQUENT EVENTS

On April 30, 2013, pursuant to the Subscription and Shareholders Agreement dated April 8, 2010, the Company issued to the Lien 2 debt holders (the “Lien 2 holders”) additional ordinary stock and additional preferred stock, each equal to 7.5% of the total issued stock of each respective class, as in issue immediately after the closing of the April 8, 2010 refinancing. An aggregate total of 3,324,059.20 Series B ordinary shares and 756,986.00 Series B preferred shares were issued to the Lien 2 holders.

In addition, on April 30, 2013, pursuant to the Subscription and Shareholders Agreement, the Company issued to the Note Purchaser Shareholders (as defined in the Subscription and Shareholders Agreement) additional ordinary stock and additional preferred stock, each equal to 0.83% of the ordinary and preferred stock issued to them in connection with the April 2010 refinancing. An aggregate total of 367,862.57 Series B ordinary shares and 83,773.11 Series B preferred shares were issued to the Note Purchaser Shareholders.

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Feb. 24, 2013
Basis of Presentation and Principles of Consolidation

Basis of presentation and principles of consolidation

The Company operates on a 52-to-53 week fiscal year that ends on the Sunday closest to the last day of February. The consolidated financial statements include the accounts of the Company and its 100% owned subsidiaries. These consolidated financial statements are for the period covering the fifty-two weeks ended February 24, 2013 (also referred to as the “year-to-date fiscal period ended February 24, 2013” or year-to-date period ended February 24, 2013), the period covering the fifty-two weeks ended February 26, 2012 (also referred to as the “year-to-date fiscal period ended February 26, 2012” or the year-to-date period ended February 26, 2012) and the period covering the fifty-two weeks ended February 27, 2011 (also referred to as the “year-to-date fiscal period ended February 27, 2011” or the year-to-date period ended February 27, 2011). All intercompany accounts and transactions have been eliminated.

Revision of Prior Period Financial Statements

Revision of Prior Period Financial Statements

In fiscal 2013, the Company identified certain prior period errors, primarily relating to the timing of recognition of customer service revenue, which affected all previously filed interim financial results and the annual financial results presented in this Form 20-F. Specifically, the Company had historically recognized customer service revenue using a convention whereby a full month of revenue was recognized upon inception of the arrangement, as opposed to recognizing revenue at a daily rate based on the contractual term of the service arrangement. Additionally, certain costs had been capitalized and should have been expensed, customer credits had been recorded in an incorrect period, certain impaired assets had not been expensed, and the Company had historically recorded depreciation and amortization expense using a monthly convention whereby a full month of depreciation and amortization was recorded, as opposed to being recorded on a daily basis. Lastly, the Company changed the balance sheet classification for an asset retirement obligation from short-term to long-term at February 26, 2012. None of these prior period errors impacted total cash flows from operations, investing or financing activities. The Company concluded these errors were not material, individually or in the aggregate, to any of the prior reporting periods and has reflect these corrections as a revision of the consolidated financial statements previously filed.

The following tables summarize the effects of the errors on the prior period financial statements.

Revised Statements of Operations for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012
	(unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$15,627	$—	$15,627	$55,023	$74	$55,097
Service revenue	33,417	(57)	33,360	99,134	(216)	98,918
Cost of revenue	19,960	—	19,960	63,990	(547)	63,443
Other expense	(121)	—	(121)	(506)	30	(476)
Income (loss) before income taxes	1,569	(57)	1,512	(4,297)	434	(3,863)
Income taxes	429	18	447	2,131	88	2,219
Net income (loss)	1,140	(75)	1,065	(6,428)	346	(6,082)

	Period Ended August 26, 2012
	(unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$19,832	$—	$19,832	$39,396	$74	$39,470
Service revenue	32,716	(15)	32,701	65,717	(159)	65,558
Cost of revenue	22,072	—	22,072	44,030	(546)	43,484
Other expense	(394)	90	(304)	(385)	30	(355)
Loss before income taxes	(3,388)	75	(3,313)	(5,866)	491	(5,375)
Income taxes	898	—	898	1,702	71	1,773
Net loss	(4,286)	75	(4,211)	(7,568)	420	(7,148)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Product revenue	$19,564	$74	$19,638
Service revenue	33,001	(144)	32,857
Cost of revenue	21,958	(546)	21,412
Other expense	9	(60)	(51)
Loss before income taxes	(2,478)	416	(2,062)
Income taxes	804	70	874
Net loss	(3,282)	346	(2,936)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$20,127	$(74)	$20,052	$72,566	$(75)	$72,491
Service revenue	34,207	(154)	34,053	133,770	(582)	133,188
Cost of revenue	23,555	(316)	23,239	90,159	(302)	89,857
Other expense	(210)	(30)	(239)	(35)	(29)	(64)
Loss before income taxes	(9,880)	58	(9,822)	(25,493)	(384)	(25,877)
Benefit for income taxes	(7,932)	(172)	(8,104)	(6,703)	(172)	(6,875)
Net loss	(1,948)	230	(1,718)	(18,790)	(212)	(19,002)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,530	$(159)	$33,371	$99,563	$(430)	$99,133
Cost of revenue	23,241	13	23,254	66,604	13	66,617
Loss before income taxes	(4,018)	(172)	(4,190)	(15,613)	(443)	(16,056)
Net Loss	(4,622)	(172)	(4,794)	(16,842)	(443)	(17,285)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,356	$(194)	$33,162	$66,033	$(271)	$65,762
Loss before income taxes	(6,016)	(194)	(6,210)	(11,595)	(271)	(11,866)
Net loss	(6,325)	(194)	(6,519)	(12,220)	(271)	(12,491)

	Period Ended May 29, 2011 (unaudited)
	Thirteen Weeks Ended
	As reported	adjustments	As revised
Service revenue	$32,677	$(77)	$32,600
Loss before income taxes	(5,579)	(77)	(5,656)
Net loss	(5,895)	(77)	(5,972)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Service revenue	135,091	(337)	134,754
Cost of revenue	91,251	(30)	91,221
Loss before income taxes	(10,373)	(307)	(10,680)
Net loss	(11,893)	(307)	(12,200)

Revised Statements of Comprehensive (Loss) Income for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$1,140	$(76)	$1,064	$(6,428)	$345	$(6,083)
Unrealized foreign currency translation adjustment	25	—	25	(663)	241	(422)
Comprehensive income (loss)	1,164	(76)	1,088	(7,094)	586	(6,508)

	Period Ended August 26, 2012 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,286)	$76	$(4,210)	$(7,568)	$421	$(7,147)
Unrealized foreign currency translation adjustment	(126)	—	(126)	(688)	241	(447)
Comprehensive loss	(4,413)	76	(4,337)	(8,258)	662	(7,596)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Net loss	$(3,282)	$345	$(2,937)
Unrealized foreign currency translation adjustment	(562)	241	(321)
Comprehensive loss	(3,845)	586	(3,259)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(1,948)	$230	$(1,718)	$(18,790)	$(212)	$(19,002)
Unrealized foreign currency translation adjustment	(158)	28	(130)	60	(33)	27
Comprehensive loss	(2,103)	258	(1,845)	(18,734)	(245)	(18,979)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,622)	$(172)	$(4,794)	$(16,842)	$(443)	$(17,285)
Unrealized foreign currency translation adjustment	(933)	1	(932)	218	(61)	157
Comprehensive loss	(5,557)	(171)	(5,728)	(16,632)	(504)	(17,136)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(6,325)	$(194)	$(6,519)	$(12,220)	$(271)	$(12,491)
Unrealized foreign currency translation adjustment	876	(52)	824	1,151	(62)	1,089
Comprehensive loss	(5,452)	(246)	(5,698)	(11,075)	(333)	(11,408)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Net loss	$(5,895)	$(77)	$(5,972)
Unrealized foreign currency translation adjustment	275	(10)	265
Comprehensive loss	(5,623)	(87)	(5,710)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Net loss	$(11,893)	$(307)	$(12,200)
Unrealized foreign currency translation adjustment	1,324	(66)	1,258
Comprehensive loss	(10,547)	(373)	(10,920)

Revised Balance Sheet was as follows:

	As of February 26, 2012
	As reported	adjustments	As revised
Deferred income taxes	$11,484	$171	$11,655
Accounts payable	7,853	74	7,927
Accrued expenses	13,250	367	13,617
Short-term deferred revenue	35,428	1,285	36,713
Deferred revenue and other long-term liabilities	15,426	483	15,909
Total stockholders’ deficit	(423,786)	(2,038)	(425,824)

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates include, but are not limited to, the fair value of the April 2010 Refinancing, revenue recognition, accounts receivable related provisions, inventory related provisions, warranty provisions, valuation of intangible assets and goodwill, valuation allowance for deferred income tax assets, restructuring charges, asset impairment, embedded derivatives and stock-based compensation expense. Actual results could differ materially from management’s estimates.

Fair Value Measurements

Fair value measurements

In accordance with the accounting standards for fair value measurements and disclosures, certain of the Company’s assets and liabilities are measured at fair value. Fair value is defined as the price at which and asset would be sold or a liability would be transferred in an orderly transaction between market participants at the measurement date. We determine fair value using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following table represents the Company’s assets and liabilities measured at the fair value on a recurring basis as of February 24, 2013:

	Total February 24, 2013	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$61	$61	$—	$—
Investment in corporate equity security	23	23	—	—

Total	$84	$84	$—	$—

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	20,252	—	—	20,252

Total	$20,252	$—	$—	$20,252

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis as of February 26, 2012:

	Total February 26, 2012	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$5,759	$5,759	$—	$—
Investment in corporate equity security	32	32	—	—
Embedded derivative in Senior Secured Notes (See Note 10)	159	—	—	159

Total	$5,950	$5,791	$—	$159

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	25,884	—	—	25,884

Total	$25,884	$—	$—	$25,884

As of February 24, 2013, the carrying value of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and short-term debt approximated their fair value due to the short-term nature of these financial instruments. The Company invests in a short-term money market fund that is classified as cash and cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. The Company’s investment in a corporate equity security is held in a security traded on a public market and may be converted to cash based on its market value on that date. As a result, these investments are classified Level 1 assets in the fair value hierarchy.

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events, as well as other data points. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

The Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

As of February 24, 2013, the fair value of the Equity Offering embedded derivative is zero. The fair value of the Change in Control and ECF embedded derivatives are $19,372 and $880, respectively, and are recorded as long term liabilities in the consolidated balance sheet. These embedded derivatives are revalued each reporting period and any change in fair value is recorded in the consolidated statement of operations.

As of February 26, 2012, the fair value of the Equity Offering embedded derivative is $159 and is recorded in other assets in the consolidated balance sheet. The fair value of the Change in Control and ECF embedded derivatives are $25,026 and $858, respectively, and are recorded as long term liabilities in the consolidated balance sheet.

For the year-to-date fiscal periods ended February 24, 2013, February 26, 2012 and February 27, 2011, the Company recorded income of $4,752, a loss of $8,873 and a loss of $297, respectively, related to the net change in the fair values of the embedded derivatives.

For the year-to-date fiscal period ended February 24, 2013 and February 26, 2012, the Company recorded income of $720 and $630, respectively, related to the reduction of the ECF embedded derivative in the loss on extinguishment of debt. See Note 10 of these audited consolidated financial statements.

The following table provides a summary of changes in fair value of the Company’s recurring Level 3 financial assets for the years ended February 24, 2013 and February 26, 2012:

	February 24, 2013	February 26, 2012	February 27, 2011
Assets:
Balance, beginning of the year	$159	$1,473	$—
Embedded derivatives at inception	—	—	2,451
Decrease to embedded derivative	(159)	(1,314)	(978)

Balance, end of the year	$—	$159	$1,473

	February 24, 2013	February 26, 2012	February 27, 2011
Liabilities:
Balance, beginning of the year	$25,884	$18,955	$—
Embedded derivatives at inception	—	—	19,636
Decrease due to extinguishment of debt	(720)	(630)	—
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)

Balance, end of the year	$20,252	$25,884	$18,955

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fair value of the Company’s embedded derivatives is derived using a valuation model that utilizes the income valuation approach. This valuation model takes into account cash flows expected to be generated over the instrument’s remaining life, the contract terms and other inputs such as management’s estimation of the probability of certain events. The data sources utilized in this valuation model are not directly obtained from observable market activity and are categorized as Level 3 unobservable inputs to the fair value hierarchy.

The significant unobservable inputs in the fair value measurement of the embedded derivatives in the Company’s Senior Secured Notes include changes in the implied yield of the Notes, based on the market index for instruments with similar credit rating, as measured from the issuance date of the Notes through the valuation date. Significant unobservable inputs also include the passage of time and its effect upon each of the three identified features embedded within the Notes as described above, and management’s estimates of probability for the occurrence of an early redemption of the Notes, an optional redemption, or an ECF offer before the maturity date of the Notes. The percentage of probability assigned to any of these events occurring, combined with the effect of the passage of time and any change in the implied yield of the instrument at the valuation date will affect the fair value of the Notes. Significant increases or decreases in any of the probabilities or significant change in the implied yield in isolation could result in a significantly lower or higher fair value measurement. Generally, a decrease in the implied yield will result in an increase in the fair value of the Notes, and thus a decrease in the fair value of the embedded derivatives. Similarly, an increased percentage of probability related to the change of control feature for example, is accompanied by a directionally opposite change in the fair value of both the optional redemption with an equity offering and the ECF offer features.

The following table presents information about significant unobservable inputs related to the Company’s Level 3 financial assets and liabilities at February 24, 2013.

Quantitative Information about Level 3 Fair Value Measurements

Embedded Derivative	Fair Value at February 24, 2013 (in 000s)	Valuation Technique(s)	Unobservable Input(s)	Current/Range
Optional redemption feature	$—	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	0% (4.06)% April 2013 14.32%

Change of control feature	$19,372	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	50%—90% (4.06)% March 2015 14.32%

Excess cash flow feature	$880	Discounted cash flow	Estimated annual offer amount; Change in yield since issue; Maturity date; Implied yield	$5,000 (4.06)% March 2015 14.32%

As part of the April 2010 Refinancing, the Company determined the relative fair value of multiple financial instruments on a non-recurring basis. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments (see Note 8 for a discussion of the related accounting and the values derived for this transaction). The instruments valued on a nonrecurring basis at their inception included the following:

•	The Second Lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	The Senior Secured Notes (the “Notes”)

•

The Lien 2 holders’ contingent right to additional redeemable convertible preferred stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Preferred Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value.

The Company determined the fair value of the Senior Secured Notes by identifying all of the possible redemption combinations that could occur, then constructed a payment schedule for the Senior Secured Notes and discounted the cash flows to their present values using a discount rate determined by adjusting the implied yield of the Senior Secured Notes at their inception. The fair value of the Notes is the weighted average present value of all paths. At February 24, 2013 and February 26, 2012, the fair value of the Notes was approximately $226,823, which includes the net fair value of the embedded derivatives of $20,252, and $227,679 which includes the net fair value of the embedded derivatives of $25,725, respectively.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement. The result was a range of concluded fair values. At February 24, 2013, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind is $96,157, which is less than the carrying value of the debt of $97,945 including accrued interest payable-in-kind. At February 26, 2012, the concluded fair value of the Lien 2 debt including accrued interest payable-in-kind was $85,001.

There are three scenarios for how many shares of redeemable convertible preferred stock may be issued to the Lien 2 holders in the event that the Lien 2 debt is not paid in full by April 30, 2013 or April 30, 2014. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Preferred Equity, the Company estimated the probability of each of the three scenarios and determined what the Company’s capitalization table would look like in each scenario. The Company then valued the Contingent Preferred Equity using the allocation methodology as discussed above and calculated the weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of redeemable convertible preferred stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Preferred Equity is equal to the difference between the weighted average value of shares of redeemable convertible preferred stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction. The Contingent Preferred Equity has features similar to those of a liability; therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock.

Cash and Cash Equivalents

Cash and cash equivalents

Cash equivalents include investments with maturities of three months or less at time of purchase and primarily consist of a highly liquid money market fund. The Company had $61 and $5,759 recorded as cash equivalents as of February 24, 2013 and February 26, 2012, respectively.

Restricted Cash

Restricted cash

The Company had $106 and $126 of restricted cash in other long-term assets at February 24, 2013 and February 26, 2012, respectively, for cash collateral obligations required in the ordinary course of business.

Translation of Foreign Currencies

Translation of foreign currencies

Assets and liabilities of the Company’s foreign operations for which the local currency is the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date. Revenue and expenses are translated at the average exchange rates prevailing during the year. Foreign currency translation gains and losses are reported separately as a component of accumulated other comprehensive loss in stockholders’ deficit.

The functional currency of the Company’s subsidiary in Ireland is the U.S. dollar. Assets and liabilities in Ireland are translated at year-end exchange rates, except for property and equipment, which is translated at historical rates. Revenues and expenses are translated at average exchange rates in effect during the year. Foreign currency transaction gains or losses are included in the consolidated statements of operations. Foreign currency transaction gains and losses, which are included in other expense were $271, $449 and $(904) during fiscal 2013, 2012 and 2011, respectively. There were no forward foreign contracts outstanding at the end of fiscal 2013, 2012 and 2011, respectively.

Derivatives

Derivatives

For fiscal 2013, 2012 and 2011, the Company analyzed the Senior Secured Notes in accordance with accounting standards for derivative instruments and hedging activities and identified certain features that were considered embedded derivatives:

•	the Issuer’s right to redeem the Senior Secured Notes at a specified price in the event of an Equity Offering;

•	the right of the holder of the Senior Secured Notes to sell back the Senior Secured Notes to the Company at a specified price in the event of a Change in Control;

•

the Issuer’s requirement to make an offer to purchase the Senior Secured Notes with 100% of ECF for each annual period ending on the last day of each fiscal year ended on or after February 27, 2011 at 120% of the principal amount together with accrued and unpaid interest.

See “Fair Value of April 2010 Refinancing” in this Note and Note 10 regarding derivatives associated with the Company’s April 2010 Refinancing.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable. The Company sells its products to customers in diversified industries around the world. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains reserves for potential credit losses and such losses have not been material. At the end of fiscal 2013 and fiscal 2012, no customer had a balance of more than 8% and 2% of our consolidated account receivable balance, respectively.

During the fiscal years ended 2013, 2012 and 2011, no customer accounted for more than 10% of our revenue.

The Company holds its cash and cash equivalents principally in checking accounts and a money market fund at a major financial institution. Deposits held with banks in the United States may exceed the amount of FDIC insurance provided on such deposits. Deposits held with banks outside the United States generally do not benefit from FDIC insurance.

The majority of our day-to-day banking operations globally are maintained with Bank of America and J.P. Morgan Chase. The Company believes that Bank of America’s and J.P. Morgan Chase’s positions as primary clearing banks, coupled with the substantial monitoring of their daily liquidity both by their internal processes and by the Federal Reserve and the FDIC, mitigate some of our risk.

Accounts Receivable

Accounts receivable

The Company states its accounts receivable at their estimated net realizable value. The Company performs ongoing credit evaluations of its customers and generally does not require collateral. The Company maintains allowances for doubtful accounts for specifically identified estimated losses resulting from the inability of its customers to make required payments. If the financial condition of the Company’s customers were to deteriorate resulting in an impairment of their ability to make payments, additional allowances may be required.

Allowance for doubtful accounts at fiscal year-end was as follows:

	Balance at Beginning of Year	Charge to Expense	Foreign Exchange Impact	Recoveries	Write-Offs	Balance at End of Year
February 27, 2011	$1,036	201	(72)	40	(890)	$315
February 26, 2012	$315	249	—	6	(410)	$160
February 24, 2013	$160	173	—	5	(57)	$281

Inventory

Inventory

Inventory is valued at the lower of cost (first-in, first-out) or market. The Company considers recent historic usage and future demand in estimating the realizable value of its inventory. The Company records a provision upon determination that inventory is excess or obsolete.

Inventory at fiscal year-end was as follows:

	February 24, 2013	February 26, 2012
Parts and assemblies	$598	$287
Work-in-process	3,407	4,424
Finished products	2,682	3,173

Total Inventory	$6,687	$7,884

In the fiscal year ended February 26, 2013, certain reclassifications were made within inventory to reflect the current nature of the business. The adjustments have been made for the fiscal period ended February 26, 2012 to conform to current period presentation.

Property and Equipment

Property and equipment

Property and equipment are recorded at cost. Depreciation and amortization expense is calculated using the straight-line method based upon the following estimated useful lives:

Machinery, computer equipment and software	2-5 years
Leasehold improvements	shorter of lease term or life of asset
Service and spare parts	4 years

Maintenance and repair costs are charged to expense as incurred. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any related gains or losses are included in the determination of net income or loss for the period.

The Company capitalizes internal software development costs in accordance with accounting standards for costs of computer software developed for internal use. Capitalized internal software development costs are amortized over the period of economic benefit, on a straight-line basis. At February 24, 2013 and February 26, 2012, net capitalized internal software included in property and equipment totaled $149 and $540, respectively. The Company did not capitalize any software development costs in fiscal 2013, 2012 or 2011.

Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill and intangible assets with indefinite useful lives are not amortized and are tested for impairment at least annually or whenever events and circumstances would more likely than not reduce the fair value below carrying value. This impairment would then be calculated using estimated discounted future cash flows. Based on these tests, there were no impairments of goodwill or indefinite life intangible assets in fiscal 2013, 2012 and 2011.

Acquired intangible assets are amortized using either the straight-line or reducing balance method as follows:

Customer related intangibles	7-11 years
Trademark and tradenames	10 years to indefinite life

Other intellectual property assets are amortized over 10-21 years using the straight-line method.

Long-Lived Assets

Long-lived assets

Long-lived assets and amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company periodically evaluates its long-lived assets for potential impairment whenever events or circumstances indicate that the carrying amount of an asset or group of assets is not recoverable. If the Company believes an indicator of potential impairment exists, it tests to determine whether impairment recognition criteria have been met. To analyze a potential impairment, the Company projects undiscounted future cash flows expected to result from the use and eventual disposition of the asset or group of assets over the primary assets remaining useful life. If these projected cash flows are less than the carrying amount, an impairment loss is recognized in the consolidated statements of operations based on the difference between the carrying value of the asset or asset group and its fair value.

Investments

Investments

Investments are classified as available for sale and are recorded at market value. Unrealized gains and losses are reflected in stockholders’ deficit. The Company recorded an unrealized gain (loss) of $3, ($4) and $22, net of tax, in fiscal 2013, 2012 and 2011, respectively. The carrying value of the investment, which is included in other assets, totaled $23 and $32 at February 24, 2013 and February 26, 2012, respectively.

Fair Value of April 2010 Refinancing

Fair Value of April 2010 Refinancing

As part of the debt refinancing discussed in Note 10, the Company allocated the proceeds received from investors to the multiple financial instruments issued and several features embedded within the financial instrument arrangements based on their relative fair values. Such allocation required significant judgment, and the Company was assisted by an independent valuation firm in determining fair value for the financial instruments and embedded features. See Note 10 for a discussion of the related accounting and the values derived for this transaction. The instruments and features valued include the following:

•	A second lien loan (“Lien 2”), issued pursuant to the Second Lien Credit Facility

•	Senior secured notes (the “Notes”)

•

The Company’s right to redeem the debt at a specified price in the event of a future equity offering, the right of the Company’s creditors to sell back the debt to it at a specified price in the event of a change in control, and the Company’s requirement to make an offer to redeem a portion of the debt using a formula based on certain cash-flow metrics on the last day of each fiscal year ended on or after February 27, 2011, (collectively referred to as the “Embedded Derivatives”)

•	Preferred stock and ordinary stock (the “Preferred and Ordinary Shares”)

•	The Lien 2 holders’ contingent right to additional preferred and ordinary stock should the Company not repay Lien 2 in full by either April 30, 2013 or April 30, 2014 (the “Contingent Equity”)

The first phase in valuing the above instruments and features required that the Company determine its enterprise value. The Company used the income approach to estimate its fair value, which is a valuation technique that provides an estimation of the fair value of a business based on the future cash flows that it can be expected to generate. Significant judgment is required in estimating future cash flows the business is expected to generate, the rate of return used to convert the projected cash flows to their present value, and the present value of the residual value of the business. The Company selected this valuation methodology due to its belief that this approach provides the most reliable valuation indicator as it is based on our long-term financial projections for the Company, which allows the Company to capture anticipated changes in areas such as product mix and cost structure.

The Company’s enterprise value was then allocated among the debt and equity financial instruments such that the total value of the debt and equity equals the estimated enterprise value as derived above.

The income approach was used to value Lien 2. The cash flows for Lien 2 were projected as of the valuation date based on the contractual terms and conditions contained within the credit agreement relating to that loan. The cash flows generated were discounted to their present value using an estimated rate of return that reflected the relative risk of the security, as well as the time value of money. Factors used to determine the appropriate discount rate included an estimate of our credit quality based on comparable company financial metrics, seniority of the debt relative to the Company’s other outstanding financial instruments, as well as the interest terms under the Lien 2 credit agreement.

The Company valued the Notes and Embedded Derivatives by deriving all of the possible combinations that could occur to cause one of the Embedded Derivatives to be triggered and assigning probabilities to each possible combination (the “Decision Tree”). Depending on the combination identified, the Company constructed a payment schedule for the Notes and discounted the cash flows to their present values using a discount rate that gives the Notes the value as determined above. The value of the Notes (including the Embedded Derivatives) is the weighted average present value of all paths, and the value of each of the Embedded Derivatives was determined by including or removing the respective derivative feature in the Decision Tree.

To value the Preferred and Ordinary Shares, the Company subtracted the value of the outstanding debt instruments (see above for further discussion) from its enterprise value and then allocated the remaining value to its various classes of equity. To allocate the remaining equity value to its individual classes of securities, the Company viewed each security as a call option on its underlying assets, which were valued using a Black-Scholes option pricing model (the “Black-Scholes Model”). The assumptions required to estimate the value of an option using the Black-Scholes Model are the value of the underlying equity, the expected term or exercise date, the volatility of the equity and a risk free interest rate. The fair value of the underlying equity was determined in the valuation of Lien 2 as discussed above. The expected term is the expected date of a liquidity event; the exercise price for the preference shares was estimated as a function of their liquidation preference; the exercise price for an option is the strike price of the option; volatility was estimated based on comparable public company data; and the risk free rate of interest was approximated as the yield for a U.S. Treasury security having a maturity similar to the expected term.

There are three scenarios for how many shares of preferred and common stock may be issued to the Lien 2 holders. Under the first scenario, Lien 2 holders will receive only what was issued as part of the initial refinancing transaction. The amounts received by Lien 2 holders under the other two scenarios are dependent upon whether the Company fails to repay Lien 2 in full by the dates indicated above. In order to value the Contingent Equity, the Company estimated the probability of each of the three scenarios and determined what our capitalization table would look like in each scenario. The Company then valued its equity securities using the same methodology as discussed above for the Preferred and Ordinary Shares and calculated the probability weighted average value of the equity shares that would be owned by the Lien 2 holders. Due to the fact that the number of shares of preferred and common stock issued as part of the initial refinancing transaction was fixed, the value of the Contingent Equity is equal to the difference between the weighted average value of shares of preferred and common stock to be issued to the Lien 2 holders should the Company not repay Lien 2 in full, and the value of such shares as determined upon the initial refinancing transaction.

The Contingent Preferred Equity has features similar to those of a liability, therefore, the Company recorded its fair value of $5,518 in redeemable convertible preferred stock and redeemable ordinary stock. The data sources utilized in this valuation model are not directly obtained from observable market activity and are significant to the fair value measurement of Level 3 unobservable inputs to the fair value hierarchy.

Revenue Recognition

Revenue recognition

The Company derives revenue from the sale of products, post contract support, and solution services. The Company’s transactions frequently include the sale of products and services under multiple element arrangements. The products, which consist of hardware servers with embedded value-added software and software-only licenses, and services, are sold to end users, resellers and other third-party channels. The Company’s hardware servers are always enabled with the embedded value added software as they function together to deliver the server’s functionality.

In September 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to exclude tangible products containing software components and non-software components that function together to deliver the product’s essential functionality from the scope of industry specific software revenue recognition guidance. Additionally, the FASB also amended the accounting standards for multiple deliverable revenue arrangements to provide for how the deliverables in an arrangement should be separated and how the consideration should be allocated using the relative selling price method. This guidance requires an entity to allocate revenue in an arrangement using best estimated selling prices (“BESP”) of deliverables if a vendor does not have vendor-specific objective evidence of selling price (“VSOE”) or third-party evidence of selling price (“TPE”) and effectively eliminates use of the residual method in such cases.

The Company adopted this accounting guidance at the beginning of fiscal year 2012 on a prospective basis for applicable transactions originating or materially modified after February 27, 2011. For the year ended February 26, 2012, this new revenue recognition guidance resulted in $105 of total revenue and profit from operations being recorded to the consolidated financial statements that would have been deferred under the previous year’s revenue recognition standards.

Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product or performance of the services has occurred, title and risk of loss has passed to the customer, the sales price is fixed or determinable, and collectability is reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance).

For new contracts entered into or modified on or after February 28, 2011 which contain multiple elements and software and non-software components that function together to deliver the tangible product’s essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on VSOE, if available, TPE if VSOE is not available, and BESP if neither VSOE nor TPE is available. The Company then recognizes revenue for each deliverable based on its relative value.

VSOE is based upon the amount charged when an element is sold separately. The Company does not have VSOE for its hardware and software product offerings because substantially all transactions involving the Company’s products are sold together with other elements, such as post contract support and/or other services. TPE is established by evaluating largely interchangeable competitor products in stand-alone sales to similarly situated customers. However, the Company is not typically able to determine TPE because the Company’s products contain a significant element of proprietary value added technology that offers substantially different features and functionality enabling fault tolerance, unlike any other product in the market. The Company has established VSOE on its service offerings. Post contract support VSOE is supported by a substantive maintenance renewal clause coupled with consistent pricing year over year after initially being established. Solution services VSOE is supported by consistent hourly rates charged for such services. If the arrangement contains both software enabled hardware and software-only deliverables, the arrangement consideration is then allocated to software enabled hardware and the software-only deliverables as a group using the relative selling prices based on the selling price hierarchy described above.

When the Company is unable to establish VSOE or TPE for its products, the Company uses BESP in its allocation of the arrangement consideration. The objective of BESP is to determine the price the Company would typically sell the product for on a stand-alone basis. The Company’s discounts vary, and overall average discounts differ from quarter to quarter. However, the Company does sell based on market demands and maintains consistent positive margins and management controls product discounts based on the projected product margins for each transaction. Therefore a margin based BESP has been determined to be most appropriate. The Company has determined BESP for its products based upon geography, operating system, and performance functionality. The Company reviews this margin based BESP on a periodic basis based upon the consistency of product pricing.

For software-only products and all product transactions entered into on or prior to February 27, 2011, the Company recognizes revenue under the software revenue recognition guidance and allocates revenue for multiple element arrangements for which VSOE exists for all undelivered elements using the “residual method”. The company uses the residual method to allocate revenue between the software license and post contract support (“PCS”) for arrangements accounted for under the software revenue recognition guidance. The company’s VSOE of fair value for PCS in software arrangements is based on substantive renewal rates. The company’s software license contracts include first year PCS bundled with the software license. These contracts also have a stated renewal rate for optional PCS renewals in the following year. The majority of customers renew PCS after the first year and such renewals are generally at stated renewal rates. The value of the services is determined using VSOE and deferred initially and then recognized ratably over the maintenance period or as delivered for solution services. The residual amount of the order is then allocated to and recognized for delivered elements.

The Company limits the amount of revenue recognition for delivered elements to the amount that is not contingent on the future delivery of products or services, future performance obligations, or subject to customer-specific return or refund privileges. If an arrangement includes subjective or other customer acceptance provisions beyond standard acceptance provisions that the product conforms to standard published specifications, revenue recognition occurs upon the earlier of receipt of written customer acceptance or expiration of the acceptance period.

Maintenance and support services are recognized ratably over the life of the maintenance and support service period, which typically is one year or greater, and maintenance agreements automatically renew until such time as termination is invoked per the contract. Maintenance and support services include parts replacement and repair, telephone support, and unspecified rights to operating system upgrades and enhancements on a when and if available basis. Installation and other consulting service revenues are recognized as performed, subject to all other revenue recognition criteria being met. Solution services typically include migration services, performance analysis, application support, managed services and various other consulting services, none of which is considered essential to the functionality of the Company’s products.

If the fee due from the customer is not fixed or determinable, inclusive of when payment terms greater than 90 days have been granted, revenue is recognized as payment is due, assuming all other revenue recognition criteria have been met. If collection is not considered reasonably assured (or probable for those arrangements accounted for under the software revenue recognition guidance), revenue is recognized upon receipt of cash. In certain regions or countries where collection risk is considered to be high, such as Latin America, and certain Asian and Eastern European countries, revenue is generally recognized only when full cash payment is received from the customer or when a formal letter of credit, or bank guarantee has been put in place.

Revenue for arrangements with resellers is generally recognized when the Company delivers product as designated by the reseller, and all other revenue recognition criteria have been met. Delivery is generally directly to end users or to the reseller if the reseller is integrating the product into its offering or otherwise designates such. If the Company continues to participate in sales to the end user, revenue is deferred and recognized when product is sold through to the end user based on evidence provided by the reseller, provided all other revenue recognition criteria have been met (“sell through”). On a limited basis, when the Company provides a reseller with stock rotation rights or any other return rights, revenue is deferred until the rights have lapsed and all other revenue recognition criteria have been met.

The Company records deferred revenue for product shipped to customers and related services where amounts are billed pursuant to a contractual right and collection occurs or is probable prior to satisfying revenue recognition criteria.

Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue. Sales tax, value-added tax, consumption tax and any other similar taxes are excluded from revenue.

New Accounting Guidance

New Accounting Guidance

In June 2011, a pronouncement was issued that amended the guidance allowing the presentation of comprehensive income and its components in the statement of changes in equity. The pronouncement provides the option to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The methodology for the computation and presentation of earnings per share remains the same. The pronouncement is effective for fiscal years beginning after December 15, 2011 and is to be applied retrospectively. The Company adopted this pronouncement as of February 27, 2012. As this pronouncement relates to disclosure only, the adoption did not have a material impact on our consolidated financial condition, results of operations or cash flows.

In September 2011, a pronouncement was issued that amended the guidance for goodwill impairment testing. The pronouncement allows an entity to perform an initial qualitative assessment to determine whether it is “more likely than not” that the fair value of the reporting unit is less than its carrying amount. This assessment is used as a basis for determining whether it is necessary to perform the two step goodwill impairment test. The methodology for how goodwill is calculated, assigned to the reporting unit and the application of the two step goodwill impairment test have not been revised. The pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this pronouncement as of February 27, 2012. The adoption of this new accounting standard did not have a significant impact on its consolidated financial position, results of operations or cash flows.

Research and Development and Software Development Costs

Research and development and software development costs

Costs incurred for research and development are expensed as incurred. The costs incurred for the development of computer software that will be sold, leased or otherwise marketed are capitalized when technological feasibility has been established. Capitalized costs are amortized to cost of revenue over the period of economic benefit, which approximates a straight-line basis over the estimated useful lives of the software, generally three years. The Company did not capitalize any software development costs in fiscal 2013, 2012 and 2011. Amortization expense recorded in 2013, 2012 and 2011 was $40, $83 and $83, respectively.

Income Taxes

Income taxes

The Company provides deferred income taxes to recognize temporary differences between the financial reporting basis and the tax reporting basis of assets and liabilities. A deferred income tax asset is established for the expected future benefit of net operating loss and credit carry forwards and a valuation allowance is established against deferred income tax assets when it is more likely than not that some or all of the deferred income tax assets will not be realized.

Risks and Uncertainties

Risks and uncertainties

The Company’s future operating results are subject to a number of risks, including, but not limited to, the Company’s dependence on suppliers and technology partners, the Company’s reliance on contract manufacturers for its current product lines, rapid industry changes, competition, competitive pricing pressures, economic slowdowns, enforcement of the Company’s intellectual property rights, the Company’s ability to sustain and manage growth, the Company’s ability to attract and retain key personnel, systems and service failures of the Company’s customers, undetected problems in the Company’s products, risks associated with interest rates and foreign currency exchange rates, changes in foreign laws and regulations and other risks related to international operations, including the impact of natural disasters.

The Company’s primary financial market risk exposures are in the areas of interest rate risk and foreign currency exchange risk. Although the Company’s exposure to currency rate fluctuations has been moderate due to the fact that the operations of the Company’s international subsidiaries are primarily conducted in their respective local currencies, exchange rate fluctuations may be material in future periods.

Stock-Based Compensation

Stock-based compensation

The accounting standard for stock based compensation requires that all share-based payments to employees be recognized in the statements of operations based on their fair values. The Company recognizes the expense using the straight-line attribution method. The stock-based compensation expense recognized in the consolidated statements of operations is based on awards that ultimately are expected to vest; therefore, the amount of expense has been reduced for estimated forfeitures. This accounting standard requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from these estimates based on historical experience. If actual results differ significantly from these estimates, stock-based compensation expense and the Company’s results of operations could be materially impacted. In addition, if the Company employs different assumptions in the application this accounting standard, the compensation expense that the Company records in the future periods may differ significantly from what the Company has recorded in the current period.

During fiscal 2013, 2012 and 2011, all of the stock options granted were non-qualified stock options with exercise prices greater than the fair market value on the date of grant. The weighted-average fair value of all stock options granted during fiscal 2013, 2012 and 2011 was $0.03, $0.04 and $0.07 per share, respectively.

There was no stock-based compensation expense associated with the fiscal 2013, 2012 or 2011 restructurings.

The consolidated statements of operations for the years ended February 24, 2013, February 26, 2012 and February 27, 2011 include the following stock-based compensation expense:

	February 24, 2013	February 26, 2012	February 27, 2011
Cost of revenue	$38	$54	$119
Selling, marketing, general and administrative	132	218	247
Research and development	46	64	102

Total stock-based compensation expense	$216	$336	$468

Unamortized stock-based compensation expense related to non-vested awards at February 24, 2013 was $134 and is expected to be recognized over a weighted-average period of approximately 2.3 years. There were no unvested grants of restricted stock outstanding and no stock-based compensation costs were capitalized during the years ended February 24, 2013, February 26, 2012 or February 27, 2011.

Warranty

Warranty

The Company warrants that its products will perform in all material respects in accordance with the Company’s standard published specifications in effect at the time of delivery of the products to the customer. The Company offers product warranties generally ranging from 30 days to 1 year. The Company estimates the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time product revenue is recognized. Factors that affect the Company’s warranty liability include the number of installed units, whether the units are covered by service contracts, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amount as necessary.

Changes in the Company’s product warranty liability during the period are as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of the period	$61	$63	$49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)

Balance, end of the period	$56	$61	$63

Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Feb. 24, 2013
Effects of the Errors on the Prior Period Financial Statements

The following tables summarize the effects of the errors on the prior period financial statements.

Revised Statements of Operations for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012
	(unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$15,627	$—	$15,627	$55,023	$74	$55,097
Service revenue	33,417	(57)	33,360	99,134	(216)	98,918
Cost of revenue	19,960	—	19,960	63,990	(547)	63,443
Other expense	(121)	—	(121)	(506)	30	(476)
Income (loss) before income taxes	1,569	(57)	1,512	(4,297)	434	(3,863)
Provision for income taxes	429	18	447	2,131	88	2,219
Net income (loss)	1,140	(75)	1,065	(6,428)	346	(6,082)

	Period Ended August 26, 2012
	(unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$19,832	$—	$19,832	$39,396	$74	$39,470
Service revenue	32,716	(15)	32,701	65,717	(159)	65,558
Cost of revenue	22,072	—	22,072	44,030	(546)	43,484
Other expense	(394)	90	(304)	(385)	30	(355)
Loss before income taxes	(3,388)	75	(3,313)	(5,866)	491	(5,375)
Provision for income taxes	898	—	898	1,702	71	1,773
Net loss	(4,286)	75	(4,211)	(7,568)	420	(7,148)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Product revenue	$19,564	$74	$19,638
Service revenue	33,001	(144)	32,857
Cost of revenue	21,958	(546)	21,412
Other expense	9	(60)	(51)
Loss before income taxes	(2,478)	416	(2,062)
Provision for income taxes	804	70	874
Net loss	(3,282)	346	(2,936)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Product revenue	$20,127	$(74)	$20,052	$72,566	$(75)	$72,491
Service revenue	34,207	(154)	34,053	133,770	(582)	133,188
Cost of revenue	23,555	(316)	23,239	90,159	(302)	89,857
Other expense	(210)	(30)	(239)	(35)	(29)	(64)
Loss before income taxes	(9,880)	58	(9,822)	(25,493)	(384)	(25,877)
Benefit for income taxes	(7,932)	(172)	(8,104)	(6,703)	(172)	(6,875)
Net loss	(1,948)	230	(1,718)	(18,790)	(212)	(19,002)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,530	$(159)	$33,371	$99,563	$(430)	$99,133
Cost of revenue	23,241	13	23,254	66,604	13	66,617
Loss before income taxes	(4,018)	(172)	(4,190)	(15,613)	(443)	(16,056)
Net Loss	(4,622)	(172)	(4,794)	(16,842)	(443)	(17,285)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Service revenue	$33,356	$(194)	$33,162	$66,033	$(271)	$65,762
Loss before income taxes	(6,016)	(194)	(6,210)	(11,595)	(271)	(11,866)
Net loss	(6,325)	(194)	(6,519)	(12,220)	(271)	(12,491)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Service revenue	$32,677	$(77)	$32,600
Loss before income taxes	(5,579)	(77)	(5,656)
Net loss	(5,895)	(77)	(5,972)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Service revenue	135,091	(337)	134,754
Cost of revenue	91,251	(30)	91,221
Loss before income taxes	(10,373)	(307)	(10,680)
Net loss	(11,893)	(307)	(12,200)

Revised Statements of Comprehensive (Loss) Income for the fiscal quarter-to-date and year-to-date periods was as follows:

	Period Ended November 25, 2012 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$1,140	$(76)	$1,064	$(6,428)	$345	$(6,083)
Unrealized foreign currency translation adjustment	25	—	25	(663)	241	(422)
Comprehensive income (loss)	1,164	(76)	1,088	(7,094)	586	(6,508)

	Period Ended August 26, 2012 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,286)	$76	$(4,210)	$(7,568)	$421	$(7,147)
Unrealized foreign currency translation adjustment	(126)	—	(126)	(688)	241	(447)
Comprehensive loss	(4,413)	76	(4,337)	(8,258)	662	(7,596)

	Thirteen Weeks Ended May 27, 2012 (unaudited)
	As reported	adjustments	As revised
Net loss	$(3,282)	$345	$(2,937)
Unrealized foreign currency translation adjustment	(562)	241	(321)
Comprehensive loss	(3,845)	586	(3,259)

	Period Ended February 26, 2012
	Thirteen Weeks Ended			Fifty-Two Weeks Ended
	(unaudited)
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(1,948)	$230	$(1,718)	$(18,790)	$(212)	$(19,002)
Unrealized foreign currency translation adjustment	(158)	28	(130)	60	(33)	27
Comprehensive loss	(2,103)	258	(1,845)	(18,734)	(245)	(18,979)

	Period Ended November 27, 2011 (unaudited)
	Thirteen Weeks Ended			Thirty-Nine Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(4,622)	$(172)	$(4,794)	$(16,842)	$(443)	$(17,285)
Unrealized foreign currency translation adjustment	(933)	1	(932)	218	(61)	157
Comprehensive loss	(5,557)	(171)	(5,728)	(16,632)	(504)	(17,136)

	Period Ended August 28, 2011 (unaudited)
	Thirteen Weeks Ended			Twenty-Six Weeks Ended
	As reported	adjustments	As revised	As reported	adjustments	As revised
Net loss	$(6,325)	$(194)	$(6,519)	$(12,220)	$(271)	$(12,491)
Unrealized foreign currency translation adjustment	876	(52)	824	1,151	(62)	1,089
Comprehensive loss	(5,452)	(246)	(5,698)	(11,075)	(333)	(11,408)

	Thirteen Weeks Ended May 29, 2011 (unaudited)
	As reported	adjustments	As revised
Net loss	$(5,895)	$(77)	$(5,972)
Unrealized foreign currency translation adjustment	275	(10)	265
Comprehensive loss	(5,623)	(87)	(5,710)

	Fifty-Two Weeks Ended February 27, 2011
	As reported	adjustments	As revised
Net loss	$(11,893)	$(307)	$(12,200)
Unrealized foreign currency translation adjustment	1,324	(66)	1,258
Comprehensive loss	(10,547)	(373)	(10,920)

Revised Balance Sheet was as follows:

	As of February 26, 2012
	As reported	adjustments	As revised
Deferred income taxes	$11,484	$171	$11,655
Accounts payable	7,853	74	7,927
Accrued expenses	13,250	367	13,617
Short-term deferred revenue	35,428	1,285	36,713
Deferred revenue and other long-term liabilities	15,426	483	15,909
Total stockholders’ deficit	(423,786)	(2,038)	(425,824)

Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table represents the Company’s assets and liabilities measured at the fair value on a recurring basis as of February 24, 2013:

	Total February 24, 2013	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$61	$61	$—	$—
Investment in corporate equity security	23	23	—	—

Total	$84	$84	$—	$—

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	20,252	—	—	20,252

Total	$20,252	$—	$—	$20,252

The following table represents the Company’s assets and liabilities measured at fair value on a recurring basis as of February 26, 2012:

	Total February 26, 2012	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash equivalents in a highly liquid money market fund	$5,759	$5,759	$—	$—
Investment in corporate equity security	32	32	—	—
Embedded derivative in Senior Secured Notes (See Note 10)	159	—	—	159

Total	$5,950	$5,791	$—	$159

Liabilities:
Embedded derivatives in Senior Secured Notes (See Note 10)	25,884	—	—	25,884

Total	$25,884	$—	$—	$25,884

Fair Value Assets Measured on Recurring Basis Level 3

The following table provides a summary of changes in fair value of the Company’s recurring Level 3 financial assets for the years ended February 24, 2013 and February 26, 2012:

	February 24, 2013	February 26, 2012	February 27, 2011
Assets:
Balance, beginning of the year	$159	$1,473	$—
Embedded derivatives at inception	—	—	2,451
Decrease to embedded derivative	(159)	(1,314)	(978)

Balance, end of the year	$—	$159	$1,473

	February 24, 2013	February 26, 2012	February 27, 2011
Liabilities:
Balance, beginning of the year	$25,884	$18,955	$—
Embedded derivatives at inception	—	—	19,636
Decrease due to extinguishment of debt	(720)	(630)	—
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)

Balance, end of the year	$20,252	$25,884	$18,955

Significant Unobservable Inputs Related to the Company's Level 3 Financial Assets and Liabilities

The following table presents information about significant unobservable inputs related to the Company’s Level 3 financial assets and liabilities at February 24, 2013.

Quantitative Information about Level 3 Fair Value Measurements

Embedded Derivative	Fair Value at February 24, 2013 (in 000s)	Valuation Technique(s)	Unobservable Input(s)	Current/Range
Optional redemption feature	$—	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	0% (4.06)% April 2013 14.32%

Change of control feature	$19,372	Discounted cash flow	Probability of occurrence; Change in yield since issue; Maturity date; Implied yield	50%—90% (4.06)% March 2015 14.32%

Excess cash flow feature	$880	Discounted cash flow	Estimated annual offer amount; Change in yield since issue; Maturity date; Implied yield	$5,000 (4.06)% March 2015 14.32%

Allowance for Doubtful Accounts

Allowance for doubtful accounts at fiscal year-end was as follows:

	Balance at Beginning of Year	Charge to Expense	Foreign Exchange Impact	Recoveries	Write-Offs	Balance at End of Year
February 27, 2011	$1,036	201	(72)	40	(890)	$315
February 26, 2012	$315	249	—	6	(410)	$160
February 24, 2013	$160	173	—	5	(57)	$281

Inventory at Fiscal Year-End

Inventory at fiscal year-end was as follows:

	February 24, 2013	February 26, 2012
Parts and assemblies	$598	$287
Work-in-process	3,407	4,424
Finished products	2,682	3,173

Total Inventory	$6,687	$7,884

Estimated Useful Lives

Property and equipment are recorded at cost. Depreciation and amortization expense is calculated using the straight-line method based upon the following estimated useful lives:

Machinery, computer equipment and software	2-5 years
Leasehold improvements	shorter of lease term or life of asset
Service and spare parts	4 years

Amortization of Acquired Intangible Assets

Acquired intangible assets are amortized using either the straight-line or reducing balance method as follows:

Customer related intangibles	7-11 years
Trademark and tradenames	10 years to indefinite life

Other intellectual property assets are amortized over 10-21 years using the straight-line method.

Stock-Based Compensation Expense Included in Statements of Operation

The consolidated statements of operations for the years ended February 24, 2013, February 26, 2012 and February 27, 2011 include the following stock-based compensation expense:

	February 24, 2013	February 26, 2012	February 27, 2011
Cost of revenue	$38	$54	$119
Selling, marketing, general and administrative	132	218	247
Research and development	46	64	102

Total stock-based compensation expense	$216	$336	$468

Changes in Company's Product Warranty Liability

Changes in the Company’s product warranty liability during the period are as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of the period	$61	$63	$49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)

Balance, end of the period	$56	$61	$63

Acquisitions (Tables)	12 Months Ended
Feb. 24, 2013
Schedule of Changes in Company's Goodwill

Changes in the Company’s goodwill during the periods are as follows:

	February 24, 2013	February 26, 2012
Balance, beginning of period	$9,591	$9,584
Acquisition of business	3,476	—
Currency Translation	(43)	7

Balance, end of period	$13,024	$9,591

Marathon Technologies Corporation [Member]
Fair Value of Assets and Liabilities Related to Acquisition

The following table presents the fair value of assets and liabilities recorded in connection with the Marathon acquisition:

Working capital	$857
Prepaid expenses	124
Accounts payable	(152)
Accrued expenses	(278)
Deferred revenue	(1,990)
Fixed assets	58
Other	6
Completed technology	800
Product trademarks and tradenames	100
Customer relationships	1,700
Distributor networks	1,700
Goodwill	2,755

Total purchase consideration	$5,680

Data Research and Applications Inc. [Member]
Fair Value of Assets and Liabilities Related to Acquisition

The following table presents the fair value of assets and liabilities recorded in connection with the DRA acquisition:

Working capital	$65
Fixed assets	64
Completed technology	235
Product trademarks and trade names	15
Transitional service agreement	75
Goodwill	721

Total purchase consideration	$1,175

Restructuring and Other Charges (Tables)	12 Months Ended
Feb. 24, 2013
Restructuring and Other Charges

The following table sets forth the restructuring and other charges for the years ended February 24, 2013, February 26, 2012 and February 27, 2011, respectively.

	Severance and Fringe Benefits	Excess facility charges & other exit costs	Total
Restructuring liability as of February 28, 2010	$2,337	$—	$2,337
Restructuring charges	1,694	—	1,694
Currency translation	(71)	—	(71)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 27, 2011	1,298	—	1,298
Restructuring charges	2,368	—	2,368
Currency translation	5	—	5
Cash payments	(1,858)	—	(1,858)

Restructuring liability as of February 26, 2012	1,813	—	1,813
Restructuring charges	1,946	1,585	3,531
Facility charges	—	393	393
Currency translation	(67)	—	(67)
Cash payments	(2,662)	—	(2,662)

Restructuring liability as of February 24, 2013	$1,030	$1,978	$3,008

Property and Equipment (Tables)	12 Months Ended
Feb. 24, 2013
Property and Equipment

Property and equipment consist of the following:

	February 24, 2013	February 26, 2012
Machinery, computer equipment and software	$44,671	$45,409
Leasehold improvements	10,871	10,309
Service and spare parts	21,786	25,791

Total property and equipment	77,328	81,509
Accumulated depreciation and amortization	(66,885)	(71,019)

Property and equipment, net	$10,443	$10,490

Intangible Assets (Tables)	12 Months Ended
Feb. 24, 2013
Intangible Assets

Intangible assets consist of the following:

	February 24, 2013	February 26, 2012
Customer related intangibles	$31,941	$28,466
Core technology	19,706	18,671
Trademark and trade names	3,809	3,668
Capitalized software	3,564	3,564
Patents	1,542	1,426

Total intangible assets	60,562	55,795
Customer related amortization	(28,652)	(28,466)
Core technology amortization	(18,844)	(18,671)
Trademark and trade name amortization	(1,633)	(1,589)
Capitalized software amortization	(3,564)	(3,524)
Patent amortization	(611)	(521)

Total accumulated amortization	(53,304)	(52,771)

Intangible assets, net	$7,258	$3,024

Amortization Expense

Estimated future amortization expense related to finite-lived intangible assets at February 24, 2013 is as follows:

Expense
2014	$1,459
2015	1,054
2016	795
2017	580
2018 and thereafter	1,415

Total	$5,303

Accrued Expenses and Other Long Term Liabilities (Tables)	12 Months Ended
Feb. 24, 2013
Accrued Expenses

Accrued expenses consist of the following:

	February 24, 2013	February 26, 2012
Compensation and benefits	$7,535	$5,090
Restructuring	1,967	1,813
Sales use and other taxes	951	614
Other	5,208	6,100

Total	$15,661	$13,617

Other Long Term Liabilities

Other long term liabilities consist of the following:

	February 24, 2013	February 26, 2012
Management fees	$3,792	$3,092
Facilities	2,978	3,074
Compensation and benefits	1,842	2,204
Restructuring	1,041	—
Interest	2,130	1,991

Total	$11,783	$10,361

Deferred Revenue (Tables)	12 Months Ended
Feb. 24, 2013
Components of Deferred Revenue

Deferred revenue consists of the following:

	February 24, 2013	February 26, 2012
Product revenue — short-term	$2,090	$2,090
Service revenue — short-term	35,649	34,624
Service revenue — long-term	5,773	5,548

Total	$43,513	$42,261

Income Taxes (Tables)	12 Months Ended
Feb. 24, 2013
Components of Loss Before Provision (Benefit) for Income Taxes

The components of loss before provision (benefit) for income taxes consist of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
United States	$(11,762)	$(17,257)	$(10,703)
Non-U.S.	825	(8,620)	23

Loss before income taxes	$(10,936)	$(25,877)	$(10,680)

Components of Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	February 24, 2013	February 26, 2012	February 27, 2011
CURRENT
Federal	$—	$30	$587
State	11	76	173
Foreign	1,907	1,604	2,923

Total current	$1,918	$1,710	$3,683
DEFERRED
Federal	—	—	(725)
State	—	—	(103)
Foreign	614	(8,585)	(1,335)

Total deferred	614	(8,585)	(2,163)

Provision (benefit) for income taxes	$2,532	$(6,875)	$1,520

Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles the United States Federal income tax rate to the rate used in the calculation of the provision (benefit) for income taxes as reported in the financial statements:

	February 24, 2013	February 26, 2012	February 27, 2011
Income tax at U.S. Federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes, net of Federal benefit	—	0.2	0.4
Tax effect of non-U.S. operations	18.1	20.3	11.7
Valuation allowance	34.7	(14.3)	34.5
Permanent items	1.5	0.9	4.3
Other, net	2.8	0.4	(2.7)

Effective tax rate	23.1%	(26.5)%	14.2%

Components of Deferred Income Tax Assets and (Liabilities)

Deferred income tax assets and (liabilities) are comprised of the following:

	February 24, 2013	February 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$1,779	$2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532

Total gross deferred income tax assets	44,386	41,314

Deferred income tax asset valuation allowance	(27,447)	(22,918)

Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties	—	(1,035)
Restructuring lease income	(551)	—

Total deferred income tax liabilities	(5,951)	(6,438)

Total net deferred income tax assets	$10,988	$11,958

Schedule of Company's Valuation Allowance for Deferred Income Tax Assets

A tabular roll forward of the Company’s valuation allowance for deferred income tax assets is presented below:

Fiscal year ended	Beginning Balance	Additions	Deductions	Ending Balance
February 27, 2011	$(22,431)	(6,279)	2,890	$(25,820)
February 26, 2012	$(25,820)	(9,215)	12,117	$(22,918)
February 24, 2013	$(22,918)	(11,532)	7,003	$(27,447)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	February 24, 2013	February 26, 2012	February 27, 2011
Balance, beginning of year	$34	$68	$188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5

Balance, end of year	$27	$34	$68

Debt (Tables)	12 Months Ended
Feb. 24, 2013
Debt

Debt consists of the following:

	February 24, 2013	February 26, 2012
Senior Secured Notes	$205,008	$210,003
Second Lien Credit Facility, including interest payable-in-kind	97,947	89,474

Total debt before debt discount	$302,954	$299,477

Debt discount	(24,561)	(34,072)

Total	$278,393	$265,405

Senior Secured Notes

This allocation was performed separately for the Senior Secured Notes (Senior Secured Notes, Series B preferred stock and Series B ordinary stock) and Second Lien Credit Agreement (Notes, Series B preferred stock, Series B ordinary stock and rights to additional Series B preferred stock and Series B ordinary stock) and resulted in the following allocated amounts:

Allocated Amount
Senior Secured Notes	184,458
Second Lien Credit Agreement Notes	58,629
Series B preferred stock	11,451
Series B ordinary stock	5,603
Right to shares of Series B preferred stock	5,518
Right to shares of Series B ordinary stock	1,533

Contractual Obligations	Tabular Disclosure of Contractual Obligations” for projected interest paid-in-kind accretion.

Payment
2014	$5,000
2015	5,000
2016	292,954

Total	$302,954

Commitments and Contingencies (Tables)	12 Months Ended
Feb. 24, 2013
Future Minimum Lease Payments

The following is a schedule of required future minimum lease payments:

Fiscal year ending	Operating Leases
2014	$6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426

Total future minimum lease payments	$22,851

Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Feb. 24, 2013
Redemption Preference for Preferred Shares

The projected redemption preference for the Series A preferred shares and Series B preferred shares for the next five fiscal years is presented in the table below:

	2014	2015	2016	2017	2018
Series A	$127,358	$137,547	$148,551	$160,435	$173,269

Series B	$68,557	$74,041	$79,695	$86,362	$93,271

Stock-Based Compensation (Tables)	12 Months Ended
Feb. 24, 2013
Weighted-average Assumptions Used in Valuation and Resulting Weighted-average Fair Value Per Option Granted

The following table presents the weighted-average assumptions used in the valuation and the resulting weighted-average fair value per option granted during fiscal 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Option term (in years) *	7.8	8.0	8.0
Volatility **	39%	35%	37%
Risk-free interest rate (zero coupon U.S. treasury note)	3.1%	3.4%	3.8%
Dividend yield	0%	0%	0%
Weighted-average fair value per option granted	$0.03	$0.04	$0.07

*	The option term is the number of years the Company estimates, using historical data, that options will be outstanding prior to exercise or forfeiture.
**	The Company’s estimates of expected volatility are principally based on daily price changes of the stock of comparable public companies over the expected option term as well as guidance provided by the accounting standard for stock based compensation.

Stock Option Activity

Stock option activity under the Plan was as follows:

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 28, 2010	23,884,297	$0.72	8.38
Granted	899,600	$0.60
Canceled	(1,881,784)	$0.81
Forfeited	(668,140)	$0.61
Exercised	—	$0.00

Outstanding at February 27, 2011	22,233,973	$0.72	7.61

Exercisable at February 27, 2011	17,795,661	$0.74	7.36
Exercisable and expected to vest at February 27, 2011	21,862,028	$0.72	7.59

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 27,2011	22,233,973	$0.72	7.61
Granted	368,750	$0.60
Canceled	(1,586,658)	$0.65
Forfeited	(462,000)	$0.61
Exercised	(3,000)	$0.60

Outstanding at February 26,2012	20,551,065	$0.72	6.58

Exercisable at February 26, 2012	17,687,390	$0.74	6.38
Exercisable and expected to vest at February 26, 2012	20,390,365	$0.72	6.57

	Shares under options	Weighted-average exercise price	Weighted-average remaining contractual term
Outstanding at February 26, 2012	20,551,065	$0.72	6.58
Granted	(1,660,100)	$0.60
Canceled	(2,493,984)	$1.08
Forfeited	(570,000)	$0.61

Outstanding at February 24,2013	19,147,181	$0.67	6.21

Exercisable at February 24, 2013	16,408,669	$0.68	5.85
Exercisable and expected to vest at February 24, 2013	18,962,121	$0.67	6.07

Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable as of February 24, 2013:

Exercise price	Outstanding Number	Weighted-average remaining contractual life	Exercisable Number	Weighted Average Exercise Price
$0.60	17,784,140	6.54	15,045,628	$0.60
$1.50	1,294,201	0.15	1,294,201	$1.50
$2.00	62,540	1.83 5	62,540	$2.00
$4.52	6,300	3.13	6,300	$4.52

$0.60-$4.52	19,147,181	6.10	16,408,669	$0.68

Segment, Geographic and Customer Information (Tables)	12 Months Ended
Feb. 24, 2013
Revenue from External Customers

	United States	Japan	EMEA	Asia	Other	Eliminations	Total
Revenues from external customers
Product
2011	$18,991	$19,498	$16,051	$12,829	$3,735	$—	$71,104
2012	18,841	23,076	17,233	12,128	1,213	—	72,491
2013	18,838	23,406	18,677	10,768	2,031	—	73,720

Service
2011	$64,364	$29,301	$29,628	$11,459	$2	$—	$134,754
2012	61,905	30,461	29,062	11,759	1	—	133,188
2013	61,249	32,857	25,317	12,012	—	—	131,435

Long-lived assets
2011	$11,325	$1,502	$2,338	$606	$1,310	$—	$17,081
2012	8,361	1,459	2,167	563	583	—	13,133
2013	7,624	1,431	2,464	536	83	92	12,230

Total Product Revenue by Product Line

The following table shows the total product revenue by product line for the fiscal years ended February 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Legacy	$23,048	$17,574	$21,821
ftServer	47,231	52,763	48,137
Software	3,441	2,154	1,146

Total product revenue	$73,720	$72,491	$71,104

Consolidating Financial Statements (Tables)	12 Months Ended
Feb. 24, 2013
Consolidating Balance Sheet

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 24, 2013

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$50	$144	$931	$11,925	$9,113	$—	$22,163
Accounts receivable, net of allowance for doubtful accounts	—	101	9,186	20,600	8,488	(45)	38,330
Intercompany receivable	152	10,276	32,006	280	12,263	(54,977)	—
Inventory	—	—	6,317	949	1,883	(2,462)	6,687
Deferred income taxes	—	—	424	72	1,171	—	1,667
Income taxes receivable	—	—	199	36	—	(235)	—
Prepaid expenses and other current assets	500	16	2,002	382	1,634	(545)	3,989

Total current assets	702	10,537	51,065	34,244	34,552	(58,264)	72,836
Property and equipment, net	—	—	7,496	1,615	1,240	92	10,443
Intangible assets, net	—	3,970	—	3,288	—	—	7,258
Goodwill	—	9,044	1,935	1,344	701	—	13,024
Deferred income taxes	—	—	—	8,440	1,247	—	9,687
Deferred financing	431	2,599	3,351	—	—	—	6,381
Investment in subsidiaries	—	24,128	41,381	1,919	—	(67,428)	—
Other assets	83	—	161	19	1,532	—	1,795
Long-term intercompany receivable	5,839	—	105,567	—	—	(111,406)	—

Total assets	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	3	—	2,272	3,212	2,658	(382)	7,763
Intercompany payable	1,099	39,060	276	14,542	—	(54,977)	—
Accrued expenses	191	(1)	8,607	1,420	5,653	(209)	15,661
Accrued interest payable	—	4,435	4,803	—	—	—	9,238
Income taxes payable	—	132	—	—	603	(235)	500
Deferred revenue	—	—	2,081	34,251	1,408	—	37,740

Total current liabilities	1,293	46,026	20,639	53,425	10,322	(55,803)	75,902
Long-term debt, net of discount	—	131,520	141,873	—	—	—	273,393
Long-term intercompany payable	—	53,964	—	57,442	—	(111,406)	—
Liability in subsidiaries	16,061	—	—	—	—	(16,061)	—
Embedded derivatives	—	9,721	10,531	—	—	—	20,252
Long-term deferred income taxes	—	—	424	—	—	—	424
Deferred revenue and other liabilities	—	1,030	7,858	5,725	2,943	—	17,556

Total Liabilities	17,354	242,261	181,325	116,592	13,265	(183,270)	387,527

Redeemable convertible preferred stock and redeemable ordinary stock
Series A redeembable convertible preferred stock	117,923	—	—	—	—	—	117,923
Series B redeemable convertible preferred stock	63,479	—	—	—	—	—	63,479
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,160	—	—	—	—	—	1,160

Total redeemable convertible preferred stock and redeemable ordinary stock	188,080	—	—	—	—	—	188,080

Stockholders’ (deficit) equity:
Ordinary stock	16,265	71	20,000	2,370	5,324	(27,765)	16,265
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,806	—	3,944	(123,419)	—
Accumulated (deficit) income	(223,642)	(245,723)	(56,204)	(68,414)	17,924	97,281	(478,778)
Accumulated other comprehensive (loss) income	—	—	29	321	(1,185)	167	(668)

Total stockholders’ (deficit) equity	(198,379)	(191,983)	29,631	(65,723)	26,007	(53,736)	(454,183)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$7,055	$50,278	$210,956	$50,869	$39,272	$(237,006)	$121,424

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS — (Continued)

(Dollars in thousands)

As of February 26, 2012

CONSOLIDATING BALANCE SHEET

	Bermuda Holdings	Bermuda Ltd.	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$93	$262	$8,389	$11,767	$6,999	$—	$27,510
Accounts receivable, net of allowance for doubtful accounts	—	75	7,968	18,558	10,700	(235)	37,066
Intercompany receivable	—	—	44,792	—	11,335	(56,127)	—
Inventory	—	—	7,028	798	2,925	(2,867)	7,884
Deferred income taxes	—	—	232	—	1,381	—	1,613
Income taxes receivable	—	—	146	89	—	(235)	—
Prepaid expenses and other current assets	529	47	2,085	371	2,566	(1,144)	4,454

Total current assets	622	384	70,640	31,583	35,906	(60,608)	78,527
Property and equipment, net	—	—	8,127	1,129	1,234	—	10,490
Intangible assets, net	—	2,984	40	—	—	—	3,024
Goodwill	—	6,197	1,306	1,345	743	—	9,591
Deferred income taxes	—	—	—	10,029	1,626	—	11,655
Deferred financing	654	3,689	4,873	—	—	—	9,216
Investment in subsidiaries	—	32,056	40,452	1,904	—	(74,412)	—
Other assets	583	76	345	38	1,768	—	2,810
Long-term intercompany receivable	7,850	—	87,443	—	—	(95,293)	—

Total assets	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

LIABILITIES, REDEEMABLE CONVERTIBLE PREFERRED STOCK, REDEEMABLE ORDINARY STOCK, AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Current portion of long-term debt	$—	$2,400	$2,600	$—	$—	$—	$5,000
Accounts payable	—	—	2,550	2,881	3,536	(1,040)	7,927
Intercompany payable	2,880	40,489	—	12,758	—	(56,127)	—
Accrued expenses	129	4	6,399	1,284	6,141	(340)	13,617
Accrued interest payable	—	4,613	4,995	—	—	—	9,608
Income taxes payable	—	132	—	—	206	(235)	103
Deferred income taxes	—	—	—	1,075	—	—	1,075
Deferred revenue	—	—	1,175	34,017	1,521	—	36,713

Total current liabilities	3,009	47,638	17,719	52,015	11,404	(57,742)	74,043
Long-term debt, net of discount	—	125,247	135,158	—	—	—	260,405
Long-term intercompany payable	—	37,850	—	57,443	—	(95,293)	—
Liability in subsidiaries	3,529	—	—	—	—	(3,529)	—
Embedded derivatives	—	12,424	13,460	—	—	—	25,884
Long-term deferred income taxes	—	—	232	—	—	—	232
Deferred revenue and other liabilities	—	962	6,359	5,690	2,898	—	15,909

Total liabilities	6,538	224,121	172,928	115,148	14,302	(156,564)	376,473

Redeemable convertible preferred stock and ordinary shares
Series A redeemable convertible preferred stock	109,189	—	—	—	—	—	109,189
Series B redeemable convertible preferred stock	58,776	—	—	—	—	—	58,776
Right to shares of Series B redeemable convertible preferred stock	5,518	—	—	—	—	—	5,518
Ordinary shares subject to puts	1,181	—	—	—	—	—	1,181

Total redeemable convertible preferred stock and ordinary shares	174,664	—	—	—	—	—	174,664

Stockholders’ (deficit) equity:
Ordinary stock	16,257	71	20,000	2,370	5,318	(27,759)	16,257
Series B ordinary stock	8,998	—	—	—	—	—	8,998
Additional paid in capital	—	53,669	65,742	—	4,008	(123,419)	—
Accumulated (deficit) income	(196,748)	(232,475)	(45,491)	(71,610)	16,960	77,262	(452,102)
Accumulated other comprehensive income	—	—	47	120	689	167	1,023

Total stockholders’ (deficit) equity	(171,493)	(178,735)	40,298	(69,120)	26,975	(73,749)	(425,824)

Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders’ (deficit) equity	$9,709	$45,386	$213,226	$46,028	$41,277	$(230,313)	$125,313

Consolidating Statement of Operations

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 24, 2013

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$586	$20,845	$9,115	$43,174	$—	$73,720
Service	—	300	10,037	107,324	13,774	—	131,435
Intercompany	—	46,822	77,275	31,803	18,137	(174,037)	—

Total revenue	—	47,708	108,157	148,242	75,085	(174,037)	205,155

COST OF REVENUE
Product	—	401	17,212	25,896	28,313	(41,630)	30,192
Service	—	—	27,064	3,925	23,812	—	54,801
Intercompany	—	27,026	137	104,420	1,228	(132,811)	—

Total cost of revenue	—	27,427	44,413	134,241	53,353	(174,441)	84,993

Gross profit	—	20,281	63,744	14,001	21,732	404	120,162
OPERATING EXPENSES
Research and development	—	—	25,497	1	166	—	25,664
Sales and marketing	—	—	17,141	397	16,011	—	33,549
General and administrative	813	110	15,901	503	3,539	(92)	20,774
Restructuring charges	—	1,233	3,274	—	(970)	(6)	3,531
Intercompany	—	—	(3,274)	2,262	1,012	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,313	1,343	59,239	3,163	19,758	(98)	84,718

Profit (loss) from operations	(1,313)	18,938	4,505	10,838	1,974	502	35,444
Interest income	—	1	1	17	9	—	28
Interest expense	(209)	(23,801)	(26,007)	(6)	27	—	(49,996)
Interest income (expense), intercompany	609	(2,149)	8,114	(6,546)	(28)	—	—
Loss on extinguishment of debt	(14)	(444)	(481)	—	—	—	(939)
Gain on change in fair value for embedded derivatives	—	2,281	2,471	—	—	—	4,752
Other (expense) income, net	(10)	(54)	(361)	5	(19)	214	(225)
Other income (expense), intercompany	—	—	—	28	(28)	—	—

(Loss) income before income taxes	(937)	(5,228)	(11,758)	4,336	1,935	716	(10,936)
Provision for income taxes	—	92	71	1,374	995	—	2,532
Equity in profit (loss) in subsidiaries	(12,531)	(7,928)	923	15	—	19,521	—

Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 26, 2012

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$459	$20,503	$7,830	$43,699	$—	$72,491
Service	—	300	8,599	110,369	13,920	—	133,188
Intercompany	—	46,600	79,097	30,964	17,585	(174,246)	—

Total revenue	—	47,359	108,199	149,163	75,204	(174,246)	205,679

COST OF REVENUE
Product	—	194	15,260	26,603	30,122	(38,833)	33,346
Service	—	50	27,883	3,819	24,759	—	56,511
Intercompany	—	29,116	—	104,137	1,572	(134,825)	—

Total cost of revenue	—	29,360	43,143	134,559	56,453	(173,658)	89,857

Gross profit	—	17,999	65,056	14,604	18,751	(588)	115,822

OPERATING EXPENSES
Research and development	—	—	27,468	—	—	—	27,468
Sales and marketing	—	—	16,699	197	14,485	—	31,381
General and administrative	1,164	44	15,709	293	3,784	—	20,994
Restructuring charges	—	—	1,639	—	729	—	2,368
Intercompany	—	554	(1,639)	1,814	(729)	—	—
Management fees	500	—	700	—	—	—	1,200

Total operating expenses	1,664	598	60,576	2,304	18,269	—	83,411

Profit (loss) from operations	(1,664)	17,401	4,480	12,300	482	(588)	32,411
Interest income	—	1	2	193	9	—	205
Interest expense	(177)	(23,002)	(25,154)	—	(1)	—	(48,334)
Interest income (expense), intercompany	608	(2,189)	8,106	(6,525)	—	—	—
Loss on extinguishment of debt	(90)	(543)	(589)	—	—	—	(1,222)
Loss on change in fair value for embedded derivatives	—	(4,259)	(4,614)	—	—	—	(8,873)
Other (expense) income, net	(9)	(51)	(273)	438	(123)	(46)	(64)
Other income (expense), intercompany	—	—	30	(1,336)	1,306	—	—

(Loss) income before income taxes	(1,332)	(12,642)	(18,012)	5,070	1,673	(634)	(25,877)
(Benefit) Provision for income taxes	—	92	110	(8,038)	961	—	(6,875)
Equity in profit (loss) in subsidiaries	(17,670)	(4,302)	1,457	16	—	20,499	—

Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF OPERATIONS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
REVENUE
Product	$—	$370	$20,255	$6,078	$44,401	$—	$71,104
Service	—	375	8,953	111,800	13,626	—	134,754
Intercompany	—	45,918	84,297	32,829	16,780	(179,824)	—

Total revenue	—	46,663	113,505	150,707	74,807	(179,824)	205,858

COST OF REVENUE
Product	—	185	17,501	27,546	30,708	(43,078)	32,862
Service	—	—	31,967	3,279	23,113	—	58,359
Intercompany	—	29,131	—	106,558	3,126	(138,815)	—

Total cost of revenue	—	29,316	49,468	137,383	56,947	(181,893)	91,221

Gross profit	—	17,347	64,037	13,324	17,860	2,069	114,637

OPERATING EXPENSES
Research and development	—	—	27,483	30	—	(44)	27,469
Sales and marketing	—	—	16,248	4	13,415	(24)	29,643
General and administrative	390	197	14,896	437	3,882	97	19,899
Restructuring charges	—	—	1,632	1	61	—	1,694
(Gain) on sale of business	—	(3,655)	—	—	—	—	(3,655)
Intercompany	—	—	(1,632)	1,693	(61)	—	—
Management fees	417	—	700	—	—	—	1,117

Total operating expenses	807	(3,458)	59,327	2,165	17,297	29	76,167

Profit (loss) from operations	(807)	20,805	4,710	11,159	563	2,040	38,470
Interest income	—	41	7	28	4	—	80
Interest expense	—	(20,825)	(22,903)	—	—	—	(43,728)
Interest income (expense), intercompany	608	(2,117)	8,195	(6,686)	—	—	—
Loss on extinguishment of debt	—	(1,724)	(2,027)	—	—	—	(3,751)
Loss on change in fair value for embedded derivatives	—	(142)	(155)	—	—	—	(297)
Other (expense), net	(10)	(53)	(366)	(685)	(215)	(125)	(1,454)
Other income (expense), intercompany	—	—	—	(1,398)	1,398	—	—

(Loss) income before income taxes	(209)	(4,015)	(12,539)	2,418	1,750	1,915	(10,680)
Provision (benefit) for income taxes	—	86	(189)	930	693	—	1,520
Equity in profit (loss) in subsidiaries	(11,991)	(9,806)	2,391	15	—	19,391	—

Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)

Consolidating Statement of Comprehensive Loss

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(18)	201	(1,871)	—	(1,688)
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(3)	—	(3)

Comprehensive (loss) income	$(13,468)	$(13,248)	$(10,924)	$3,178	$(934)	$20,237	$(15,159)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(46)	(33)	106	—	27
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	—	—	—	—	(4)	—	(4)

Comprehensive (loss) income	$(19,002)	$(17,036)	$(16,711)	$13,091	$814	$19,865	$(18,979)

52 weeks ended February 27, 2011

CONSOLIDATING STATEMENT OF COMPREHENSIVE LOSS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	—	—	(9)	(59)	1,326	—	1,258
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $2 and $2	—	—	—	—	22	—	22

Comprehensive (loss) income	$(12,200)	$(13,907)	$(9,968)	$1,444	$2,405	$21,306	$(10,920)

Consolidating Statement of Cash Flows

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 24, 2013

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities, net of acquisition:
Net (loss) income	$(13,468)	$(13,248)	$(10,906)	$2,977	$940	$20,237	$(13,468)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	381	5,141	635	966	(92)	7,031
Amortization of deferred financing cost and debt discount	209	5,380	6,144	—	—	—	11,733
Stock-based compensation	—	—	186	—	30	—	216
Non-cash portion of restructuring charges	—	—	393	—	—	—	393
Deferred tax expense				443	171		614
Provision for doubtful accounts	—	—	1	(93)	(1)	—	(93)
Inventory provision	—	—	1,723	(254)	(657)	—	812
Loss on extinguishment of debt	14	444	481	—	—	—	939
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Gain on change in fair value of embedded derivatives	—	(2,281)	(2,471)	—	—	—	(4,752)
Loss on retirement of property and equipment	—	—	72	—	—	—	72
Interest payable-in-kind	—	4,133	4,478	—	—	—	8,611
Equity in profit (loss) subsidiaries	12,531	7,928	(923)	(15)	—	(19,521)	—
Changes in assets and liabilities:
Accounts receivable	—	(26)	(1,218)	(1,093)	1,369	(190)	(1,158)
Inventory	—	—	(1,578)	103	1,428	(404)	(451)
Prepaid expenses and other current assets	29	31	84	92	794	(600)	430
Accounts payable	80	4,284	(7,854)	4,644	(1,561)	438	31
Accrued expenses	62	194	4,814	(3,087)	284	132	2,399
Accrued Interest	—	(177)	(193)	—	—	—	(370)
Income taxes payable	—	—	(482)	53	385	—	(44)
Deferred revenue	—	—	963	(1,510)	214	—	(333)
Other long-term assets and liabilities	500	(72)	2,837	(552)	(336)	—	2,377

Net cash provided by (used in) operating activities	(43)	6,491	1,173	2,343	4,026	—	13,990

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(5,394)	(3)	(852)	—	(6,249)
Acquisition of business, net of cash acquired of $34	—	(4,069)	(525)	(2,265)	38	—	(6,821)
Acquisition of other long-term assets	—	(142)	—	—	—	—	(142)

Net cash used in investing activities	—	(4,211)	(5,919)	(2,268)	(814)	—	(13,212)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,398)	(2,597)	—	—	—	(4,995)

Net cash used in financing activities	—	(2,398)	(2,597)	—	—	—	(4,995)

Effect of exchange rate changes on cash	—		(115)	83	(1,098)	—	(1,130)

Net (decrease) increase in cash and cash equivalents	(43)	(118)	(7,458)	158	2,114	—	(5,347)
Cash and cash equivalents at beginning of period	93	262	8,389	11,767	6,999	—	27,510

Cash and cash equivalents at end of period	$50	$144	$931	$11,925	$9,113	$—	$22,163

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 26, 2012

CONSOLIDATING STATEMENT OF CASH FLOWS

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows provided by (used in) operating activities:
Net (loss) income	$(19,002)	$(17,036)	$(16,665)	$13,124	$712	$19,865	$(19,002)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	—	90	6,097	387	916	—	7,490
Amortization of deferred financing cost and debt discount	177	4,798	5,526	—	—	—	10,501
Stock-based compensation	—	—	297	—	39	—	336
Deferred tax (income) expense	—	—	—	(8,954)	369	—	(8,585)
Provision for doubtful accounts	—	—	7	118	(4)	—	121
Inventory provision	—	—	546	48	122	—	716
Loss on extinguishment of debt	90	543	589	—	—	—	1,222
Premium on excess cash flow payment	—	(480)	(519)	—	—	—	(999)
Loss on change in fair value of embedded derivatives	—	4,260	4,613	—	—	—	8,873
Loss on sale of asset	—	—	13	—	—	—	13
Loss on retirement of property and equipment	—	—	144	—	—	—	144
Loss on abandoned patents		45					45
Interest payable-in-kind	—	3,785	4,086	—	—	—	7,871
Equity in profit (loss) subsidiaries	17,670	4,302	(1,457)	(16)	—	(20,499)	—
Changes in assets and liabilities:
Accounts receivable	—	—	(1,318)	1,757	308	235	982
Inventory	—	—	(1,605)	249	(1,245)	589	(2,012)
Prepaid expenses and other current assets	(29)	69	303	(100)	(1,247)	920	(84)
Accounts payable	1,554	(14,924)	7,587	6,683	661	(957)	604
Accrued expenses	(188)	(30)	397	(20)	303	(153)	309
Accrued interest	—	(490)	(527)	—	—	—	(1,017)
Income taxes payable	—	—	18	(17)	(143)	—	(142)
Deferred revenue	—	—	659	(612)	(84)	—	(37)
Proceeds (payments) on intercompany dividend	—	17,428	—	(17,428)	—	—	—
Other long-term assets and liabilities	63	(179)	1,577	(340)	(53)	—	1,068

Net cash provided by (used in) operating activities	335	2,181	10,368	(5,121)	654	—	8,417

Investing activities
Cash flows used in investing activities:
Acquisition of property and equipment	—	—	(3,233)	—	(432)	—	(3,665)
Proceeds from the disposition of property and equipment	—	—	19	—	—	—	19
Acquisition of other long-term assets	—	(100)	—	—	—	—	(100)

Net cash used in investing activities	—	(100)	(3,214)	—	(432)	—	(3,746)

Financing activities
Cash flows used in financing activities:
Payments on long-term debt	—	(2,399)	(2,598)	—	—	—	(4,997)
Payment of debt and equity issuance fees	(264)	—	(44)	—	—	—	(308)
Proceeds from the exercise of stock options	2	—	—	—	—	—	2
Proceeds (payments) on intercompany financing	—	(10,999)	—	10,999	—	—	—
Proceeds (payments) on intercompany financing	—	10,999	—	(10,999)	—	—	—

Net cash used in financing activities	(262)	(2,399)	(2,642)	—	—	—	(5,303)

Effect of exchange rate changes on cash	—	—	58	58	(74)	—	42

Net (decrease) increase in cash and cash equivalents	73	(318)	4,570	(5,063)	148	—	(590)
Cash and cash equivalents at beginning of period	20	580	3,819	16,830	6,851	—	28,100

Cash and cash equivalents at end of period	$93	$262	$8,389	$11,767	$6,999	$—	$27,510

STRATUS TECHNOLOGIES BERMUDA HOLDINGS LTD.

NOTES TO CONSOLIDATED FINANCIALS STATEMENTS — (Continued)

(Dollars in thousands)

Twelve-month period ended February 27, 2011

CONSOLIDATING STATEMENT OF CASH FLOW

	Bermuda Holdings	Bermuda Ltd	Stratus US	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Total
Operating activities
Cash flows (used in) provided by operating activities:
Net (loss) income	$(12,200)	$(13,907)	$(9,959)	$1,503	$1,057	$21,306	$(12,200)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	—	133	7,380	426	1,159	18	9,116
Amortization of deferred financing cost and debt discount	—	3,918	4,548	—	—	—	8,466
Stock-based compensation	—	—	384	9	75	—	468
Deferred tax income	—	—	(828)	(1,288)	(47)	—	(2,163)
Provision for doubtful accounts	—	—	(18)	270	(89)	—	163
Inventory provision	—	—	1,472	(541)	28	—	959
Loss on extinguishment of debt	—	1,724	2,027	—	—	—	3,751
Loss on change in fair value of embedded derivatives	—	142	155	—	—	—	297
(Gain) from sale of subsidiary	—	(3,655)	—	—	—	—	(3,655)
Loss on sale of asset	—	—	27	—	—	—	27
Loss on retirement of property and equipment	—	—	482	—	—	—	482
Interest payable-in-kind	—	3,170	3,390	—	—	—	6,560
Equity in profit (loss) subsidiaries	11,991	9,806	(2,391)	(15)	—	(19,391)	—
Changes in assets and liabilities:
Accounts receivable	—	(75)	3,149	3,083	(2,317)	—	3,840
Inventory	—	—	(3,055)	1,468	1,329	(2,057)	(2,315)
Prepaid expenses and other current assets	(500)	(9)	715	(240)	1,599	(354)	1,211
Accounts payable	1,464	4,031	(7,113)	(59)	561	395	(721)
Accrued expenses	325	(20)	167	(263)	(342)	83	(50)
Accrued interest	—	3,713	4,022	—	—	—	7,735
Income taxes payable	—	12	22	57	93	—	184
Deferred revenue	—	—	(1,172)	(3,735)	(657)	—	(5,564)
Other long-term assets and liabilities	27	(832)	2,593	1,132	238	—	3,158

Net cash provided by operating activities	1,107	8,151	5,997	1,807	2,687	—	19,749

Investing activities
Cash flows (used in) provided by investing activities:
Acquisition of property and equipment	—	—	(5,280)	(262)	(696)	—	(6,238)
Proceeds from sale of subsidiary	—	3,555	—	—	—	—	3,555
Acquisition of other long lived assets	—	(86)	—	—	—	—	(86)

Net cash (used in) provided by investing activities	—	3,469	(5,280)	(262)	(696)	—	(2,769)

Financing activities
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock	—	99,495	107,786	—	—	—	207,281
Payments on long-term debt	—	(105,359)	(112,641)	—	—	—	(218,000)
Payment of debt and equity issuance fees	(1,218)	(5,189)	(7,108)	—	—	—	(13,515)
Proceeds (payments) on intercompany financing	—	—	15,000	(15,000)	—	—	—
Proceeds from revolving credit facility	—	—	8,000	—	—	—	8,000
Payments on revolving credit facility	—	—	(30,000)	—	—	—	(30,000)

Net cash used in financing activities	(1,218)	(11,053)	(18,963)	(15,000)	—	—	(46,234)

Effect of exchange rate changes on cash	—	8	(129)	(13)	720	—	586

Net (decrease) increase in cash and cash equivalents	(111)	575	(18,375)	(13,468)	2,711	—	(28,668)
Cash and cash equivalents at beginning of period	131	5	22,194	30,298	4,140	—	56,768

Cash and cash equivalents at end of period	$20	$580	$3,819	$16,830	$6,851	$—	$28,100

Nature of Business - Additional Information (Detail)	Feb. 24, 2013 Employees
Entity Information [Line Items]
Number of employees	536

Basis of Presentation and Significant Accounting Policies - Effects of the Errors on the Prior Period Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Nov. 25, 2012 As reported [Member]	Aug. 26, 2012 As reported [Member]	May 27, 2012 As reported [Member]	Feb. 26, 2012 As reported [Member]	Nov. 27, 2011 As reported [Member]	Aug. 28, 2011 As reported [Member]	May 29, 2011 As reported [Member]	Aug. 26, 2012 As reported [Member]	Aug. 28, 2011 As reported [Member]	Nov. 25, 2012 As reported [Member]	Nov. 27, 2011 As reported [Member]	Feb. 26, 2012 As reported [Member]	Feb. 27, 2011 As reported [Member]	Nov. 25, 2012 adjustments [Member]	Aug. 26, 2012 adjustments [Member]	May 27, 2012 adjustments [Member]	Feb. 26, 2012 adjustments [Member]	Nov. 27, 2011 adjustments [Member]	Aug. 28, 2011 adjustments [Member]	May 29, 2011 adjustments [Member]	Aug. 26, 2012 adjustments [Member]	Aug. 28, 2011 adjustments [Member]	Nov. 25, 2012 adjustments [Member]	Nov. 27, 2011 adjustments [Member]	Feb. 26, 2012 adjustments [Member]	Feb. 27, 2011 adjustments [Member]	Nov. 25, 2012 As revised [Member]	Aug. 26, 2012 As revised [Member]	May 27, 2012 As revised [Member]	Feb. 26, 2012 As revised [Member]	Nov. 27, 2011 As revised [Member]	Aug. 28, 2011 As revised [Member]	May 29, 2011 As revised [Member]	Aug. 26, 2012 As revised [Member]	Aug. 28, 2011 As revised [Member]	Nov. 25, 2012 As revised [Member]	Nov. 27, 2011 As revised [Member]	Feb. 26, 2012 As revised [Member]	Feb. 27, 2011 As revised [Member]
Product revenue	$ 73,720	$ 72,491	$ 71,104		$ 15,627	$ 19,832	$ 19,564	$ 20,127				$ 39,396		$ 55,023		$ 72,566				$ 74	$ (74)				$ 74		$ 74		$ (75)		$ 15,627	$ 19,832	$ 19,638	$ 20,052				$ 39,470		$ 55,097		$ 72,491
Service revenue	131,435	133,188	134,754		33,417	32,716	33,001	34,207	33,530	33,356	32,677	65,717	66,033	99,134	99,563	133,770	135,091	(57)	(15)	(144)	(154)	(159)	(194)	(77)	(159)	(271)	(216)	(430)	(582)	(337)	33,360	32,701	32,857	34,053	33,371	33,162	32,600	65,558	65,762	98,918	99,133	133,188	134,754
Cost of revenue	84,993	89,857	91,221		19,960	22,072	21,958	23,555	23,241			44,030		63,990	66,604	90,159	91,251			(546)	(316)	13			(546)		(547)	13	(302)	(30)	19,960	22,072	21,412	23,239	23,254			43,484		63,443	66,617	89,857	91,221
Other expense	(225)	(64)	(1,454)		(121)	(394)	9	(210)				(385)		(506)		(35)			90	(60)	(30)				30		30		(29)		(121)	(304)	(51)	(239)				(355)		(476)		(64)
Income (loss) before income taxes	(10,936)	(25,877)	(10,680)		1,569	(3,388)	(2,478)	(9,880)	(4,018)	(6,016)	(5,579)	(5,866)	(11,595)	(4,297)	(15,613)	(25,493)	(10,373)	(57)	75	416	58	(172)	(194)	(77)	491	(271)	434	(443)	(384)	(307)	1,512	(3,313)	(2,062)	(9,822)	(4,190)	(6,210)	(5,656)	(5,375)	(11,866)	(3,863)	(16,056)	(25,877)	(10,680)
Benefit for income taxes	2,532	(6,875)	1,520		429	898	804	(7,932)				1,702		2,131		(6,703)		18		70	(172)				71		88		(172)		447	898	874	(8,104)				1,773		2,219		(6,875)
Net income (loss)	(13,468)	(19,002)	(12,200)		1,140	(4,286)	(3,282)	(1,948)	(4,622)	(6,325)	(5,895)	(7,568)	(12,220)	(6,428)	(16,842)	(18,790)	(11,893)	(75)	75	346	230	(172)	(194)	(77)	420	(271)	346	(443)	(212)	(307)	1,065	(4,211)	(2,936)	(1,718)	(4,794)	(6,519)	(5,972)	(7,148)	(12,491)	(6,082)	(17,285)	(19,002)	(12,200)
Net income (loss)	(13,468)	(19,002)	(12,200)		1,140	(4,286)	(3,282)	(1,948)	(4,622)	(6,325)	(5,895)	(7,568)	(12,220)	(6,428)	(16,842)	(18,790)	(11,893)	(75)	75	346	230	(172)	(194)	(77)	420	(271)	346	(443)	(212)	(307)	1,065	(4,211)	(2,936)	(1,718)	(4,794)	(6,519)	(5,972)	(7,148)	(12,491)	(6,082)	(17,285)	(19,002)	(12,200)
Unrealized foreign currency translation adjustment	(1,688)	27	1,258		25	(126)	(562)	(158)	(933)	876	275	(688)	1,151	(663)	218	60	1,324			241	28	1	(52)	(10)	241	(62)	241	(61)	(33)	(66)	25	(126)	(321)	(130)	(932)	824	265	(447)	1,089	(422)	157	27	1,258
Comprehensive income (loss)	(15,159)	(18,979)	(10,920)		1,164	(4,413)	(3,845)	(2,103)	(5,557)	(5,452)	(5,623)	(8,258)	(11,075)	(7,094)	(16,632)	(18,734)	(10,547)	(76)	76	586	258	(171)	(246)	(87)	662	(333)	586	(504)	(245)	(373)	1,088	(4,337)	(3,259)	(1,845)	(5,728)	(5,698)	(5,710)	(7,596)	(11,408)	(6,508)	(17,136)	(18,979)	(10,920)
Deferred income taxes	9,687	11,655						11,484								11,484					171								171					11,655								11,655
Accounts payable	7,763	7,927						7,853								7,853					74								74					7,927								7,927
Accrued expenses	15,661	13,617						13,250								13,250					367								367					13,617								13,617
Short-term deferred revenue	37,740	36,713						35,428								35,428					1,285								1,285					36,713								36,713
Deferred revenue and other long-term liabilities	17,556	15,909						15,426								15,426					483								483					15,909								15,909
Total stockholders' deficit	$ (454,183)	$ (425,824)	$ (394,831)	$ (340,480)				$ (423,786)								$ (423,786)					$ (2,038)								$ (2,038)					$ (425,824)								$ (425,824)

Basis of Presentation and Significant Accounting Policies - Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Assets:
Cash equivalents in a highly liquid money market fund	$ 61	$ 5,759
Investment in corporate equity security	23	32
Embedded derivative in Senior Secured Notes	0	159
Total	84	5,950
Liabilities:
Embedded derivatives in Senior Secured Notes	20,252	25,884
Total	20,252	25,884
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets:
Cash equivalents in a highly liquid money market fund	61	5,759
Investment in corporate equity security	23	32
Embedded derivative in Senior Secured Notes
Total	84	5,791
Liabilities:
Embedded derivatives in Senior Secured Notes
Total
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash equivalents in a highly liquid money market fund
Investment in corporate equity security
Embedded derivative in Senior Secured Notes
Total
Liabilities:
Embedded derivatives in Senior Secured Notes
Total
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Cash equivalents in a highly liquid money market fund
Investment in corporate equity security
Embedded derivative in Senior Secured Notes		159
Total		159
Liabilities:
Embedded derivatives in Senior Secured Notes	20,252	25,884
Total	$ 20,252	$ 25,884

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Accounting Policies [Line Items]
Fair value of Equity Offering embedded derivative	$ 0	$ 159
Fair value of Change in Control	19,372	25,026
ECF embedded derivatives	4,752	(8,873)	(297)
Reduction of ECF embedded derivative in loss on extinguishment of debt	4,752	630
Net fair value of embedded derivatives	20,252	25,725
Right to shares of Series B redeemable convertible preferred stock	188,080	174,664
Cash equivalents	61	5,759
Restricted cash in other long-term assets	106	126
Foreign currency transaction gains and losses included in other expense	271	449	(904)
Percentage of account receivable balance	8.00%	2.00%
Percentage of entity wide revenue major customer	10.00%	10.00%	10.00%
Net capitalized internal software included in property and equipment	149	540
Unrealized (loss) gain	(3)	(4)	22
Carrying value of investments	23	32
Total revenue and profit from operations recorded due to change in accounting policy		105
Capitalization of software development costs	0	0	0
Amortization expense	40	83	83
Weighted-average fair value of stock options granted	$ 0.03	$ 0.04	$ 0.07
stock-based compensation expense associated with restructurings	0	0	0
Unamortized stock-based compensation expense non-vested awards	134
Weighted-average period			2 years 3 months 18 days
Stock-based compensation costs	0	0	0
Minimum warranty period	30 days
Maximum warranty period	1 year
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Right to shares of Series B redeemable convertible preferred stock	5,518	5,518
Senior Secured Note [Member]
Accounting Policies [Line Items]
Fair value of Lien 2 debt including accrued interest payable	226,823	227,679
Lien Debt 2 [Member]
Accounting Policies [Line Items]
Fair value of Lien 2 debt including accrued interest payable	96,157	85,001
Carrying value of the Lien 2 debt	$ 97,945
Senior Secured Notes [Member]
Accounting Policies [Line Items]
Percentage of offer to purchase ECF			100.00%
Percentage of accrued and unpaid interest			120.00%

Basis of Presentation and Significant Accounting Policies - Fair Value Assets Measured on Recurring Basis Level 3 (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Assets:
Balance, beginning of the year	$ 159	$ 1,473
Embedded derivatives at inception			2,451
Decrease to embedded derivative	(159)	(1,314)	(978)
Balance, end of the year		159	1,473
Liabilities:
Balance, beginning of the year	25,884	18,955
Embedded derivatives at inception			19,636
Decrease due to extinguishment of debt	(720)	(630)
(Decrease) increase to embedded derivatives	(4,912)	7,559	(681)
Balance, end of the year	$ 20,252	$ 25,884	$ 18,955

Basis of Presentation and Significant Accounting Policies - Significant Unobservable Inputs Related to the Company's Level 3 Financial Assets and Liabilities (Detail) (USD $)	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Feb. 24, 2013 Optional redemption feature [Member]	Feb. 24, 2013 Change of control feature [Member]	Feb. 24, 2013 Change of control feature [Member] Minimum [Member]	Feb. 24, 2013 Change of control feature [Member] Maximum [Member]	Feb. 24, 2013 Excess cash flow feature [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value		$ 159,000	$ 1,473,000			$ 19,372,000			$ 880,000
Estimated annual offer amount									$ 5,000
Valuation Technique(s)					Discounted cash flow	Discounted cash flow			Discounted cash flow
Probability of occurrence					0.00%		50.00%	90.00%
Change in yield since issue					(4.06%)	(4.06%)			(4.06%)
Maturity date					April 2013	March 2015			March 2015
Implied yield					14.32%	14.32%			14.32%

Basis of Presentation and Significant Accounting Policies - Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Accounts Receivables [Line Items]
Balance at Beginning of Year	$ 160	$ 315	$ 1,036
Charge to Expense	173	249	201
Foreign Exchange Impact			(72)
Recoveries	5	6	40
Write-Offs	(57)	(410)	(890)
Balance at End of Year	$ 281	$ 160	$ 315

Basis of Presentation and Significant Accounting Policies - Inventory at Fiscal Year-End (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Inventories Net [Line Items]
Parts and assemblies	$ 598	$ 287
Work-in-process	3,407	4,424
Finished products	2,682	3,173
Total Inventory	$ 6,687	$ 7,884

Basis of Presentation and Significant Accounting Policies - Estimated Useful Lives (Detail)	12 Months Ended
Feb. 24, 2013
Machinery Computer Equipment and Software [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	2 years
Machinery Computer Equipment and Software [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	5 years
Leasehold Improvements [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Leasehold improvements	shorter of lease term or life of asset
Service and Spare Parts [Member]
Property Plant And Equipment Estimated Useful Lifes [Line Items]
Machinery, computer equipment, service, spare parts and software	4 years

Basis of Presentation and Significant Accounting Policies - Amortization of Acquired Intangible Assets (Detail)	12 Months Ended
Feb. 24, 2013
Trademark and Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10 years
Trademark and tradenames	Indefinite life
Minimum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	7 years
Minimum [Member] | Other Intellectual Properties [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	10 years
Maximum [Member] | Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	11 years
Maximum [Member] | Other Intellectual Properties [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	21 years

Basis of Presentation and Significant Accounting Policies - Stock-Based Compensation Expense Included in Statements of Operation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	$ 216	$ 336	$ 468
Cost of revenue [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	38	54	119
Selling, marketing, general and administrative [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	132	218	247
Research and development [Member]
Schedule Of Share Based Compensation Arrangement [Line Items]
Total stock-based compensation expense	$ 46	$ 64	$ 102

Basis of Presentation and Significant Accounting Policies - Changes in Company's Product Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Product Warranty Accrual [Line Items]
Balance, beginning of the period	$ 61	$ 63	$ 49
Current period accrual	89	99	98
Amounts charged to the accrual	(94)	(101)	(84)
Balance, end of the period	$ 56	$ 61	$ 63

Acquisitions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended							12 Months Ended
	Feb. 24, 2013 Marathon Technologies Corporation [Member]	Sep. 21, 2012 Marathon Technologies Corporation [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Completed technology [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Customer relationships [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Distributor networks [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member]	Jul. 24, 2012 Data Research and Applications Inc. [Member]	Apr. 25, 2012 Data Research and Applications Inc. [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Completed technology [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Transitional service agreement [Member]
Business Acquisition Information [Line Items]
Effective date of acquisition	Sep 21, 2012						Apr 25, 2012
Cash consideration		$ 5,680						$ 200	$ 975
Purchase price which is allocated to intangible assets		4,300	800	100	1,700	1,700			325	235	15	75
Excess purchase price accounted for goodwill	2,755	2,755					721		721
Amortization period of intangible assets			6 years	5 months	7 years	5 months				9 years	8 years	6 months
Weighted average life of intangible assets			2 years 1 month 6 days	2 years 1 month 6 days	2 years 7 months 6 days
Royalty rate	7.00%						15.00%					1.00%
Discount rate	12.00%						10.00%
Total transaction consideration									$ 1,175

Acquisitions - Fair Value of Assets and Liabilities Related to Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013 Marathon Technologies Corporation [Member]	Sep. 21, 2012 Marathon Technologies Corporation [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Completed technology [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Customer relationships [Member]	Feb. 24, 2013 Marathon Technologies Corporation [Member] Distributor networks [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member]	Apr. 25, 2012 Data Research and Applications Inc. [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Completed technology [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Product trademarks and tradenames [Member]	Feb. 24, 2013 Data Research and Applications Inc. [Member] Transitional service agreement [Member]
Business Acquisition [Line Items]
Working capital	$ 857						$ 65
Prepaid expenses	124
Accounts payable	(152)
Accrued expenses	(278)
Deferred revenue	(1,990)
Fixed assets	58						64
Other	6
Intangible assets		4,300	800	100	1,700	1,700		325	235	15	75
Goodwill	2,755	2,755					721	721
Total purchase consideration	$ 5,680						$ 1,175

Acquisitions - Schedule of Changes in Company's Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Goodwill [Line Items]
Balance, beginning of period	$ 9,591	$ 9,584
Acquisition of business	3,476
Currency Translation	(43)	7
Balance, end of period	$ 13,024	$ 9,591

Restructuring and Other Charges - Restructuring and Other Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Aug. 17, 2012	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring liability, Beginning balance		$ 1,813	$ 1,298	$ 2,337
Restructuring charges		3,531	2,368	1,694
Facility charges		393
Currency translation		(67)	5	(71)
Cash payments		(2,662)	(1,858)	(2,662)
Restructuring liability, Ending balance		3,008	1,813	1,298
Severance and Fringe Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring liability, Beginning balance		1,813	1,298	2,337
Restructuring charges	127	1,946	2,368	1,694
Currency translation		(67)	5	(71)
Cash payments		(2,662)	(1,858)	(2,662)
Restructuring liability, Ending balance		1,030	1,813	1,298
Excess facility charges & other exit costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,585
Facility charges		393
Restructuring liability, Ending balance		$ 1,978

Restructuring and Other Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010	Aug. 17, 2012 Severance and Fringe Benefits [Member]	Feb. 24, 2013 Severance and Fringe Benefits [Member]	Feb. 26, 2012 Severance and Fringe Benefits [Member]	Feb. 27, 2011 Severance and Fringe Benefits [Member]	Feb. 28, 2010 Severance and Fringe Benefits [Member]	Nov. 25, 2012 Restructuring fiscal 2013 Plan Two [Member] Employees	Aug. 17, 2012 Restructuring fiscal 2013 Plan Two [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2013 Plan Two [Member]	Nov. 25, 2012 Restructuring fiscal 2013 Plan Two [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2013 Plan Two [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2013 Plan One [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2013 Plan One [Member] Severance and Fringe Benefits [Member]	Feb. 26, 2012 Restructuring Fiscal 2012, Plan One [Member] Employees	Feb. 24, 2013 Restructuring Fiscal 2012, Plan One [Member]	Feb. 26, 2012 Restructuring Fiscal 2012, Plan One [Member] Severance and Fringe Benefits [Member]	Feb. 24, 2013 Restructuring fiscal 2012, Plan Two [Member]	Feb. 26, 2012 Restructuring fiscal 2012, Plan Two [Member] Marketing Professionals [Member] Employees	Feb. 26, 2012 Restructuring fiscal 2012, Plan Two [Member] Customer Service Professional [Member] Employees	Feb. 27, 2011 Restructuring fiscal 2011 [Member] Employees	Feb. 24, 2013 Restructuring fiscal 2011 [Member]	Feb. 27, 2011 Restructuring fiscal 2011 [Member] Severance and Fringe Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Severance and fringe benefits charges	$ 3,531	$ 2,368	$ 1,694		$ 127	$ 1,946	$ 2,368	$ 1,694					$ 69	$ 1,585		$ 1,750			$ 2,193	$ 175					$ 1,694
ASC 840 liability release	393											393
Remaining liability	$ 3,008	$ 1,813	$ 1,298	$ 2,337		$ 1,030	$ 1,813	$ 1,298	$ 2,337	$ 64	$ 0	$ 1,978			$ 895			$ 71		$ 0				$ 0
Reduction in workforce										2	2				34		30				3	1	29

Property and Equipment - Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	$ 77,328	$ 81,509
Accumulated depreciation and amortization	(66,885)	(71,019)
Property and equipment, net	10,443	10,490
Machinery Computer Equipment and Software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	44,671	45,409
Leasehold Improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	10,871	10,309
Service and Spare Parts [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Total property and equipment	$ 21,786	$ 25,791

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 7,031	$ 7,490	$ 9,116

Intangible Assets - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 60,562	$ 55,795
Total accumulated amortization	(53,304)	(52,771)
Intangible assets, net	7,258	3,024
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	31,941	28,466
Total accumulated amortization	(28,652)	(28,466)
Core technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	19,706	18,671
Total accumulated amortization	(18,844)	(18,671)
Trademark and Tradenames [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,809	3,668
Total accumulated amortization	(1,633)	(1,589)
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	3,564	3,564
Total accumulated amortization	(3,564)	(3,524)
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,542	1,426
Total accumulated amortization	$ (611)	$ (521)

Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Amortization Expense [Line Items]
Amortization expense related to intangible assets	$ 547	$ 209	$ 216
Trademark and Tradenames [Member]
Amortization Expense [Line Items]
Indefinite lived intangible assets	$ 1,955

Intangible Assets - Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Estimated Amortization Expense [Line Items]
2014	$ 1,459
2015	1,054
2016	795
2017	580
2018 and thereafter	1,415
Total	$ 5,303

Accrued Expenses and Other Long Term Liabilities - Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Accrued expenses	$ 15,661	$ 13,617
Compensation and benefits [Member]
Accrued expenses	7,535	5,090
Restructuring [Member]
Accrued expenses	1,967	1,813
Sales use and other taxes [Member]
Accrued expenses	951	614
Other accrued expenses [Member]
Accrued expenses	$ 5,208	$ 6,100

Accrues Expenses and Other Long Term Liabilities - Other Long Term Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Other Accrued Liabilities [Line Items]
Other long term liabilities	$ 11,783	$ 10,361
Management fees [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	3,792	3,092
Facilities [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	2,978	3,074
Compensation and benefits [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	1,842	2,204
Restructuring [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	1,041
Interest [Member]
Other Accrued Liabilities [Line Items]
Other long term liabilities	$ 2,130	$ 1,991

Deferred Revenue - Components of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Product revenue - short-term	$ 2,090	$ 2,090
Service revenue - short-term	35,649	34,624
Service revenue - long-term	5,773	5,548
Total	$ 43,513	$ 42,261

Income Taxes - Components of Loss Before Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Line Items]
United States	$ (11,762)	$ (17,257)	$ (10,703)
Non-U.S.	825	(8,620)	23
Loss before income taxes	$ (10,936)	$ (25,877)	$ (10,680)

Income Taxes - Components of Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
CURRENT
Federal		$ 30	$ 587
State	11	76	173
Foreign	1,907	1,604	2,923
Total current	1,918	1,710	3,683
DEFERRED
Federal			(725)
State			(103)
Foreign	614	(8,585)	(1,335)
Total deferred	614	(8,585)	(2,163)
Provision (benefit) for income taxes	$ 2,532	$ (6,875)	$ 1,520

Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Income Tax Rate Reconciliation [Line Items]
Income tax at U.S. Federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State income taxes, net of Federal benefit		0.20%	0.40%
Tax effect of non-U.S. operations	18.10%	20.30%	11.70%
Valuation allowance	34.70%	(14.30%)	34.50%
Permanent items	1.50%	0.90%	4.30%
Other, net	2.80%	0.40%	(2.70%)
Effective tax rate	23.10%	(26.50%)	14.20%

Income Taxes - Components of Deferred Income Tax Assets and (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
DEFERRED INCOME TAX ASSETS
Depreciation and amortization	$ 1,779	$ 2,086
Inventory/other reserves	5,880	4,610
Intangibles	765	918
Net operating loss carryforwards	14,144	13,561
Capital loss carryforwards	661	665
Stock-based compensation	2,060	2,062
Original issue discount	5,363	5,373
Disallowed interest	10,728	8,708
Embedded derivatives	2,403	2,799
Other	603	532
Total gross deferred income tax assets	44,386	41,314
Deferred income tax asset valuation allowance	(27,447)	(22,918)
Total net deferred income tax assets	16,939	18,396
DEFERRED INCOME TAX LIABILITIES
Prepaid expenses	(37)	(30)
Cancellation of debt income	(5,363)	(5,373)
Accrued royalties		(1,035)
Restructuring lease income	(551)
Total deferred income tax liabilities	(5,951)	(6,438)
Total net deferred income tax assets	$ 10,988	$ 11,958

Income Taxes - Schedule of Company's Valuation Allowance for Deferred Income Tax Assets (Detail) (Deferred Income Tax Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Deferred Income Tax Assets [Member]
Valuation Allowance [Line Items]
Beginning Balance	$ (22,918)	$ (25,820)	$ (22,431)
Additions	(11,532)	(9,215)	(6,279)
Deductions	7,003	12,117	2,890
Ending Balance	$ (27,447)	$ (22,918)	$ (25,820)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012
Schedule Of Income Taxes [Line Items]
Operating loss carry forward expiration period	2023 through 2033
Additional tax liability	$ 0
Unremitted earnings	17,342	16,460
Gross unrecognized tax benefits	27	34
Income tax reserves	0
Unrecognized tax benefits include interest and penalties in the liability	16	21
U. S. [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	15,236
Ireland [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carryforwards	67,339
Capital loss carryforwards	5,289
Unrealized excess tax benefit relating to stock option	$ 257

Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance, beginning of year	$ 34	$ 68	$ 188
Statute of limitation expirations	(8)	(43)	(125)
Foreign currency fluctuation	1	9	5
Balance, end of year	$ 27	$ 34	$ 68

Debt - Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Debt Instrument [Line Items]
Total debt before debt discount	$ 302,954	$ 299,477
Debt discount	(24,561)	(34,072)
Total	278,393	265,405
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Total debt before debt discount	205,008	210,003
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Total debt before debt discount	$ 97,947	$ 89,474

Debt - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended									12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended						1 Months Ended					1 Months Ended		12 Months Ended						12 Months Ended									12 Months Ended			1 Months Ended
	Oct. 15, 2012	Jun. 27, 2012	Apr. 16, 2012	Oct. 17, 2011	Jun. 30, 2011	Apr. 15, 2011	Jan. 31, 2011	Oct. 15, 2010	Apr. 30, 2010	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Apr. 08, 2010	Feb. 24, 2013 Maximum [Member]	Feb. 24, 2013 Maximum [Member]	Apr. 30, 2010 Minimum [Member]	Feb. 24, 2013 Minimum [Member]	Apr. 08, 2010 Stratus Technologies [Member]	Apr. 08, 2010 Stratus Technologies Bermuda [Member]	Apr. 08, 2010 Series B Ordinary Stock [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member]	Mar. 22, 2010 Term Debt [Member]	Apr. 30, 2010 Revolving Credit Facility [Member]	Feb. 24, 2013 Revolving Credit Facility [Member]	Feb. 26, 2012 Revolving Credit Facility [Member]	Apr. 18, 2011 Revolving Credit Facility [Member]	Mar. 22, 2010 Revolving Credit Facility [Member]	May 31, 2011 Unregistered Senior Secured Notes [Member] Unit	May 31, 2011 Registered Senior Secured Notes [Member] Unit	Feb. 27, 2011 Second Lien Credit Agreement [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member]	Feb. 26, 2012 Second Lien Credit Agreement [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member] Series B Ordinary Stock [Member]	Apr. 08, 2010 Second Lien Credit Agreement [Member] Series B Preferred Stock [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member] Refinancing Closing Date April 30, 2013 [Member]	Feb. 24, 2013 Second Lien Credit Agreement [Member] Refinancing Closing Date April 30, 2014 [Member]	Feb. 24, 2013 Senior Secured Notes [Member]	Feb. 27, 2011 Senior Secured Notes [Member]	Jun. 27, 2012 Senior Secured Notes [Member] Unit	May 25, 2012 Senior Secured Notes [Member] Unit	Feb. 26, 2012 Senior Secured Notes [Member]	Jun. 30, 2011 Senior Secured Notes [Member] Unit	May 31, 2011 Senior Secured Notes [Member] Unit	Feb. 24, 2013 Second Lien Credit Agreement Notes [Member]	Feb. 24, 2013 Series B preferred shares [Member]	Feb. 24, 2013 Series B ordinary shares [Member]	Apr. 30, 2010 Twelve Percentage Senior Secured Notes [Member]
Schedule Of Debt Instruments [Line Items]
Weighted-average interest rate																															14.50%	14.90%						13.90%				13.80%
Borrowings																								$ 0	$ 0
Redeemable senior secured note																																									5,000			5,000
Percentage of redemption price																																									120.00%			120.00%
Redeemable senior secured note																																								4,995			4,997
ECF payments		5,994			5,996
Payment of accrued interest		120			125
Loss on debt extinguishment										939	1,222	3,751																		3,751
Premium on loss on extinguishment of debt		999			999
Write off of pro rata portion of related debt discount		458			582
Deferred finance fees		155			200
Related fees offsets		47			71
Gain on the reduction of the ECF derivative		720			630
Exchange percentage of Senior Secured Notes																												100.00%
Number of debt instrument notes exchanged																												215,000	215,000
Principal amount of debt													215,000									193,000					22,000
Principal payment																																	25,000
Basis spread on variable rate													4.75%																				5.00%
Increase in interest paid-in-kind																																	9.00%
Issuance of stock																				4,431,150	1,008,350													11,080,455	2,523,555
Percentage of ownership in Company																																	25.00%
Percentage of issued share capital for which additional Series B ordinary stock and Series B preferred stock will be issued if company fails to pay all outstanding principal and interest																																				7.50%	52.50%
Unamortized debt discount										24,561	34,072																			986
Unamortized financing fees																														2,765
Percentage difference in present value of cash flow under credit facility after amendment																														10.00%
Proceeds debt and equity									207,281			207,281
Maturity date of Notes							Mar 29, 2015		Sep 29, 2014																																							Mar 29, 2015
Percentage of allocation																		52.00%	48.00%
Interest payable	12,300		12,600	12,600		12,900		13,402
Percentage of aggregate ownership on a post-issuance basis													10.00%
Consummation of ECF offer																										15,000
Redemption of aggregate principal amount										35.00%
Premium on Redemption															10.00%
Actual percentage of ECF												120.00%
Actual ECF for annual period												5,000
Deemed amount of ECF for annual period												5,000
Calculated amount of the ECF										3,466	2,745	2,377
Required ECF offer										5,000	5,000	5,000
ECF payment											4,995	4,997
Percentage of offer to purchase ECF																																							100.00%
Percentage of accrued and unpaid interest																																							120.00%
Fair value of Equity Offering embedded derivative										0	159
Fair value of Change in Control										19,372	25,026
ECF embedded derivatives										4,752	(8,873)	(297)
Debt discounts																																						30,542							18,468
Financing costs related to issuance of debt and equity										11,999
Financing costs																							1,540															9,631							1,735	428	205
Revolving Credit Agreement Amount													25,000
Cash expense														1.15			1
Cash expense in quarter														1.2			1
Cash expense after quarter														1.25			1
Consolidated liquidity of under covenants terms																15,000
Capitalized related fees							850
Period of maturity related to Senior Secured Notes																																							Within 95 days
Paid in kind interest for ECF offers										$ 8,611	$ 7,871	$ 6,560

Debt - Allocation amount (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Allocated Debt Instrument [Line Items]
Allocation amount	$ 278,393	$ 265,405
Senior Secured Notes [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	184,458
Second Lien Credit Agreement [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	58,629
Series B Preferred Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	11,451
Series B Ordinary Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	5,603
Right to Shares of Series B Preferred Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	5,518
Right to Shares of Series B Ordinary Stock [Member]
Allocated Debt Instrument [Line Items]
Allocation amount	$ 1,533

Debt - Contractual Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 5,000
2015	5,000
2016	292,954
Total	$ 302,954	$ 299,477

Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended		12 Months Ended
	Apr. 14, 2010	Apr. 30, 2010	Jan. 31, 2010	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Commitments And Contingencies Disclosure [Line Items]
Total rental expense on operating leases				$ 6,677	$ 6,789	$ 6,746
Payment on legal matters				385
Insurance settlement amount				75
Sale of the Emergent Business and received a final payment	3,825	3,825	1,400
Company had outstanding purchase commitments				4,013	3,931
Liabilities have been recorded for agreements				0	0
Aggregate limit of insurance policy				20,000
Liabilities recorded under Indemnification Agreements				$ 0	$ 0
Minimum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases Noncancellable Lease Term				1 year
Maximum [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Leases Noncancellable Lease Term				10 years

Commitments and Contingencies - Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Operating Leases Future Minimum Payments Due [Line Items]
2014	$ 6,326
2015	5,651
2016	4,973
2017	4,475
2018 and subsequent years	1,426
Total future minimum lease payments	$ 22,851

Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended									0 Months Ended
	Feb. 24, 2013	Feb. 27, 2011	Feb. 26, 2012	Apr. 08, 2010	Feb. 24, 2013 Minimum [Member]	Feb. 24, 2013 Maximum [Member] Rate	Feb. 24, 2013 Series A Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series A Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 24, 2013 Series B Redeemable Convertible Preferred Stock [Member]	Feb. 26, 2012 Series B Redeemable Convertible Preferred Stock [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member] Stock Issued to Debt Holders [Member]	Apr. 08, 2010 Series B Redeemable Convertible Preferred Stock [Member] Senior Secured Note Holders [Member]	Apr. 08, 2010 Senior Secured Notes [Member]	Apr. 08, 2010 Second Lien Senior Secured Notes [Member]	Feb. 24, 2013 Series A Preferred Stock [Member]	Feb. 24, 2013 Series B Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Preferred shares to senior secured note				1,008,350			6,561,000	6,561,000	3,532,000	3,532,000	3,532,000	2,523,555
Redeemable convertible preferred stock, shares outstanding							6,561,000	6,561,000	3,532,000	3,532,000	3,532,000
Preferred shares, par value													$ 1.5
Redeemable for cash	$ 188,080		$ 174,664				$ 117,923	$ 109,189		$ 63,479	$ 58,776
Number of days														91 days	91 days
Second Lien Facility debt outstanding	278,393		265,405											0	0
Gross proceeds from ordinary shares Conversion					75,000
conversion at minimum price per share					$ 6.54
Preference shares conversion rate						2.17
Dividends rate on preference share	8.00%
Dividend declared	0
Preferred shareholders' redemption price	$ 7.09
Graduating compounding rate of return	8.00%
Redemption value																117,923	63,479
Anti-dilution adjustments	$ 7.09
Liquidation preference							$ 117,923			$ 63,479
Total Issued additional ordinary stock		7.50%
Additional amount of ordinary shares equal	52.50%

Redeemable Convertible Preferred Stock - Redemption Preference for Preferred Shares (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013
Series A Redeemable Convertible Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Redemption preference for preferred shares for year 2014	$ 127,358
Redemption preference for preferred shares for year 2015	137,547
Redemption preference for preferred shares for year 2016	148,551
Redemption preference for preferred shares for year 2017	160,435
Redemption preference for preferred shares for year 2018	173,269
Series B Redeemable Convertible Preferred Stock [Member]
Summary Activity In Gold Bullion [Line Items]
Redemption preference for preferred shares for year 2014	68,557
Redemption preference for preferred shares for year 2015	74,041
Redemption preference for preferred shares for year 2016	79,695
Redemption preference for preferred shares for year 2017	86,362
Redemption preference for preferred shares for year 2018	$ 93,271

Stockholders' Deficit - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended						0 Months Ended
	Feb. 24, 2013	Feb. 27, 2011	Feb. 24, 2013 Ordinary Shares Subject to Put Rights [Member]	Feb. 27, 2011 Series B Ordinary Stock [Member]	Feb. 24, 2013 Series B Ordinary Stock [Member]	Feb. 26, 2012 Series B Ordinary Stock [Member]	Apr. 08, 2010 Series B Ordinary Stock [Member]	Feb. 24, 2013 Series A Ordinary Stock [Member]	Feb. 26, 2012 Series A Ordinary Stock [Member]	Apr. 08, 2010 Lien Debt 2 [Member] Series B Ordinary Stock [Member]	Apr. 08, 2010 Senior Secured Notes [Member] Series B Ordinary Stock [Member]
Equity [Line Items]
Common stock, shares issued				15,512,000						11,080,455.38	4,431,150
Common stock, par value					$ 0.5801	$ 0.5801	$ 0.5801	$ 0.5801	$ 0.5801
Shares issued					15,512,000	15,512,000		0	0
Shares outstanding					15,512,000	15,512,000		0	0
Shares issued and outstanding			773,000
Total Issued additional ordinary stock		7.50%
Ordinary stock	52.50%

Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Feb. 24, 2013 Stock Options [Member]	Feb. 26, 2012 Stock Options [Member] ExercisedOption	Feb. 27, 2011 Stock Options [Member]	Feb. 24, 2013 Stock Incentive Plans [Member]	Feb. 24, 2013 Stock Incentive Plan [Member]	Feb. 27, 2003 Stock Incentive Plan [Member]	Feb. 24, 2013 Stock Incentive Plan [Member] Employees [Member]	Feb. 24, 2013 Stock Incentive Plan [Member] Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based vesting schedule							4 years		4 years	3 years
Options granted under the plan terms							10 years		10 years	10 years
Total shares approved for issuance								32,530,970
Expiry date of the plan							March 1,2009 through February 23,2019
Vesting rate of stock options per year									25.00%	33.00%
Stock option exercise	(3,000)			3,000
Number of stock option exercised				1
Exercise price	$ 0.6	$ 0		$ 2
Cash settlement			$ 0	$ 0	$ 0
Windfall tax benefits			$ 0	$ 0	$ 0
Authorized but unissued shares of ordinary stock reserved for issuance						31,954,018
shares available for grant						12,806,837

Stock-Based Compensation - Weighted-Average Assumptions Used in Valuation and Resulting Weighted-Average Fair Value Per Option Granted (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term (in years)	7 years 9 months 18 days	8 years	8 years
Volatility	39.00%	35.00%	37.00%
Risk-free interest rate (zero coupon U.S. treasury note)	3.10%	3.40%	3.80%
Dividend yield	0.00%	0.00%	0.00%
Weighted-average fair value per option granted	$ 0.03	$ 0.04	$ 0.07

Stock-Based Compensation - Stock Option Activity (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares under options, Outstanding, Beginning balance	20,551,065	22,233,973	23,884,297
Shares under options, Granted	(1,660,100)	368,750	899,600
Shares under options, Canceled	(2,493,984)	(1,586,658)	(1,881,784)
Shares under options, Forfeited	(570,000)	(462,000)	(668,140)
Shares under options, Exercised		(3,000)
Shares under options, Outstanding, Ending balance	19,147,181	20,551,065	22,233,973	23,884,297
Shares under options, Exercisable	16,408,669	17,687,390	17,795,661
Shares under options, Exercisable and expected to vest	18,962,121	20,390,365	21,862,028
Weighted-average exercise price outstanding, Beginning Balance	$ 0.72	$ 0.72	$ 0.72
Weighted-average exercise price, Granted	$ 0.6	$ 0.6	$ 0.6
Weighted-average exercise price, Canceled	$ 1.08	$ 0.65	$ 0.81
Weighted-average exercise price, Forfeited	$ 0.61	$ 0.61	$ 0.61
Weighted-average exercise price, Exercised		$ 0.6	$ 0
Weighted-average exercise price outstanding, Ending Balance	$ 0.67	$ 0.72	$ 0.72	$ 0.72
Weighted-average exercise price, Exercisable	$ 0.68	$ 0.74	$ 0.74
Weighted-average exercise price, Exercisable and expected to vest	$ 0.67	$ 0.72	$ 0.72
Weighted-average remaining contractual term, Outstanding	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days
Weighted-average remaining contractual term, Exercisable	5 years 10 months 6 days	6 years 4 months 17 days	7 years 4 months 10 days
Weighted-average remaining contractual term, Exercisable and expected to vest	6 years 26 days	6 years 6 months 26 days	7 years 7 months 2 days
Weighted-average remaining contractual term, Outstanding	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days

Stock-Based Compensation - Stock Options Outstanding and Exercisable (Detail) (USD $)	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	19,147,181	20,551,065	22,233,973	23,884,297
Weighted-average remaining contractual life	6 years 2 months 16 days	6 years 6 months 29 days	7 years 7 months 10 days	8 years 4 months 17 days
Exercisable Number	16,408,669	17,687,390	17,795,661
Weighted Average Exercise Price	$ 0.68	$ 0.74	$ 0.74
Range Zero Point Six Zero [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.6
Outstanding Number	17,784,140
Weighted-average remaining contractual life	6 years 6 months 15 days
Exercisable Number	15,045,628
Weighted Average Exercise Price	$ 0.6
Range One Point Five Zero [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 1.5
Outstanding Number	1,294,201
Weighted-average remaining contractual life	1 month 24 days
Exercisable Number	1,294,201
Weighted Average Exercise Price	$ 1.5
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 2
Outstanding Number	62,540
Weighted-average remaining contractual life	1 year 10 months 1 day
Exercisable Number	62,540
Weighted Average Exercise Price	$ 2
Exercise Price Range Four Point Five Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 4.52
Outstanding Number	6,300
Weighted-average remaining contractual life	3 years 1 month 17 days
Exercisable Number	6,300
Weighted Average Exercise Price	$ 4.52
Range Zero Point Six Zero to Four Point Five Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number	19,147,181
Weighted-average remaining contractual life	6 years 1 month 6 days
Exercisable Number	16,408,669
Weighted Average Exercise Price	$ 0.68
Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.6
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 4.52

Employee Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Defined Contribution Plan [Line Items]
Employee contribution to employee pre tax contributions	25.00%
Percentage of employee pretax contribution	4.00%
Expenditure related to defined contribution plan	$ 382	$ 429	$ 0
Others Country [Member]
Defined Contribution Plan [Line Items]
Expenditure related to defined contribution plan	$ 771	$ 588	$ 518
Minimum [Member]
Defined Contribution Plan [Line Items]
Employee contribution	2.00%
Maximum [Member]
Defined Contribution Plan [Line Items]
Employee contribution	25.00%

Sale of Subsidiary - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended			12 Months Ended
	Apr. 14, 2010	Apr. 30, 2010	Jan. 31, 2010	Jan. 31, 2009	Feb. 27, 2011	Jan. 02, 2010	Jan. 02, 2009 Employees
Schedule Of Sale Of Subsidiary [Line Items]
Cash Consideration For Sale Of Subsidiary							$ 1,900
Sale Of Subsidiary Consideration Notes Receivable							5,000
Notes Receivable Interest Rate				8.00%
Acquirer accrued vacation employees							43
Related due first installment payment						2,500
Accrued interest						400
Final payment	3,825	3,825	1,400
Reimbursement of legal fees		129	100
Interest		41	400
Reduction of principal		3,655	900
Delinquent payment						1,600
Gain on disposal					$ 3,655

Segment, Geographic and Customer Information - Revenues from External Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Geographical Information [Line Items]
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Long-lived assets	12,230	13,133	17,081
Product [Member]
Schedule Of Geographical Information [Line Items]
Product	73,720	72,491	71,104
Service [Member]
Schedule Of Geographical Information [Line Items]
Service		133,188	134,754
United States [Member]
Schedule Of Geographical Information [Line Items]
Service	61,249
Long-lived assets	7,624	8,361	11,325
United States [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	18,838	18,841	18,991
United States [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		61,905	64,364
Japan [Member]
Schedule Of Geographical Information [Line Items]
Service	32,857
Long-lived assets	1,431	1,459	1,502
Japan [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	23,406	23,076	19,498
Japan [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		30,461	29,301
EMEA [Member]
Schedule Of Geographical Information [Line Items]
Service	25,317
Long-lived assets	2,464	2,167	2,338
EMEA [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	18,677	17,233	16,051
EMEA [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		29,062	29,628
Asia [Member]
Schedule Of Geographical Information [Line Items]
Service	12,012
Long-lived assets	536	563	606
Asia [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	10,768	12,128	12,829
Asia [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		11,759	11,459
Other [Member]
Schedule Of Geographical Information [Line Items]
Long-lived assets	83	583	1,310
Other [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product	2,031	1,213	3,735
Other [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service		1	2
Eliminations [Member]
Schedule Of Geographical Information [Line Items]
Service
Long-lived assets	92
Eliminations [Member] | Product [Member]
Schedule Of Geographical Information [Line Items]
Product
Eliminations [Member] | Service [Member]
Schedule Of Geographical Information [Line Items]
Service

Segment, Geographic and Customer Information - Total Product Revenue by Product Line (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	$ 73,720	$ 72,491	$ 71,104
Legacy [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	23,048	17,574	21,821
ftServer [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	47,231	52,763	48,137
Software [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Total product revenue	$ 3,441	$ 2,154	$ 1,146

Segment, Geographic and Customer Information -Additional Information. (Detail)	12 Months Ended
	Feb. 24, 2013 Customer	Feb. 26, 2012 Customer	Feb. 27, 2011 Customer
Segment Reporting Information [Line Items]
Number of customer accounting for more than 10% of the company's total revenue	0	0	0

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Dec. 31, 2006 Advisors
Related Party Transaction [Line Items]
Total amount payable Management Put Options	$ 1,160	$ 1,181	$ 1,270
Management Advisory Strategic Planning And Consulting Services [Member]
Related Party Transaction [Line Items]
Number of investors				2
Yearly renew fees				700
Accrued expenses related to yearly fee	3,792	3,092
Management fee expense	700	700	700
NEC [Member]
Related Party Transaction [Line Items]
Duration of agreement years	10 years
Outstanding accounts receivable	221	238
Outstanding accounts payable	2,456	2,079
Transactions with NEC	$ 2,153	$ 2,095	$ 1,938

Consolidating Financial Statements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 24, 2013
Guarantees And Commitments [Line Items]
Principal amount of Senior Secured Notes issued	$ 215

Consolidating Financial Statements - Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Current assets:
Cash and cash equivalents	$ 22,163	$ 27,510	$ 28,100	$ 56,768
Accounts receivable, net of allowance for doubtful accounts	38,330	37,066
Inventory	6,687	7,884
Deferred income taxes	1,667	1,613
Prepaid expenses and other current assets	3,989	4,454
Total current assets	72,836	78,527
Property and equipment, net	10,443	10,490
Intangible assets, net	7,258	3,024
Goodwill	13,024	9,591	9,584
Deferred income taxes	9,687	11,655
Deferred financing	6,381	9,216
Other assets	1,795	2,810
Total assets	121,424	125,313
Current liabilities:
Current portion of long-term debt	5,000	5,000
Accounts payable	7,763	7,927
Accrued expenses	15,661	13,617
Accrued interest payable	9,238	9,608
Income taxes payable	500	103
Deferred income taxes		1,075
Deferred revenue	37,740	36,713
Total current liabilities	75,902	74,043
Long-term debt, net of discount	273,393	260,405
Embedded derivatives	20,252	25,884
Long term deferred income taxes	424	232
Deferred revenue and other liabilities	17,556	15,909
Total liabilities	387,527	376,473
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	188,080	174,664
Stockholders' (deficit) equity:
Additional paid in capital
Accumulated (deficit) income	(478,778)	(452,102)
Accumulated other comprehensive (loss) income	(668)	1,023
Total stockholders' (deficit) equity	(454,183)	(425,824)	(394,831)	(340,480)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	121,424	125,313
Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	16,265	16,257
Total stockholders' (deficit) equity	16,265	16,257	16,221	16,198
Series B Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	8,998	8,998
Total stockholders' (deficit) equity	8,998	8,998	8,998
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	117,923	109,189
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	117,923	109,189	101,101	93,612
Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	63,479	58,776
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	63,479	58,776	54,423
Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	5,518	5,518
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	5,518	5,518	5,518
Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	1,160	1,181
Stockholders' (deficit) equity:
Total stockholders' (deficit) equity	1,160	1,181	1,270	1,329
Bermuda Holdings [Member]
Current assets:
Cash and cash equivalents	50	93	20	131
Intercompany receivable	152
Prepaid expenses and other current assets	500	529
Total current assets	702	622
Deferred financing	431	654
Other assets	83	583
Long-term intercompany receivable	5,839	7,850
Total assets	7,055	9,709
Current liabilities:
Accounts payable	3
Intercompany payable	1,099	2,880
Accrued expenses	191	129
Total current liabilities	1,293	3,009
Liability in subsidiaries	16,061	3,529
Total liabilities	17,354	6,538
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	188,080	174,664
Stockholders' (deficit) equity:
Accumulated (deficit) income	(223,642)	(196,748)
Total stockholders' (deficit) equity	(198,379)	(171,493)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	7,055	9,709
Bermuda Holdings [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	16,265	16,257
Bermuda Holdings [Member] | Series B Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	8,998	8,998
Bermuda Holdings [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	117,923	109,189
Bermuda Holdings [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	63,479	58,776
Bermuda Holdings [Member] | Right to Shares of Series B Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	5,518	5,518
Bermuda Holdings [Member] | Ordinary Shares Subject to Put Rights [Member]
Redeemable convertible preferred stock and ordinary shares
Redeemable convertible preferred stock and ordinary shares	1,160	1,181
Bermuda Ltd [Member]
Current assets:
Cash and cash equivalents	144	262	580	5
Accounts receivable, net of allowance for doubtful accounts	101	75
Intercompany receivable	10,276
Prepaid expenses and other current assets	16	47
Total current assets	10,537	384
Intangible assets, net	3,970	2,984
Goodwill	9,044	6,197
Deferred financing	2,599	3,689
Investment in subsidiaries	24,128	32,056
Other assets		76
Total assets	50,278	45,386
Current liabilities:
Current portion of long-term debt	2,400	2,400
Intercompany payable	39,060	40,489
Accrued expenses	(1)	4
Accrued interest payable	4,435	4,613
Income taxes payable	132	132
Total current liabilities	46,026	47,638
Long-term debt, net of discount	131,520	125,247
Long-term intercompany payable	53,964	37,850
Embedded derivatives	9,721	12,424
Deferred revenue and other liabilities	1,030	962
Total liabilities	242,261	224,121
Stockholders' (deficit) equity:
Additional paid in capital	53,669	53,669
Accumulated (deficit) income	(245,723)	(232,475)
Total stockholders' (deficit) equity	(191,983)	(178,735)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	50,278	45,386
Bermuda Ltd [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	71	71
Stratus US [Member]
Current assets:
Cash and cash equivalents	931	8,389	3,819	22,194
Accounts receivable, net of allowance for doubtful accounts	9,186	7,968
Intercompany receivable	32,006	44,792
Inventory	6,317	7,028
Deferred income taxes	424	232
Income taxes receivable	199	146
Prepaid expenses and other current assets	2,002	2,085
Total current assets	51,065	70,640
Property and equipment, net	7,496	8,127
Intangible assets, net		40
Goodwill	1,935	1,306
Deferred financing	3,351	4,873
Investment in subsidiaries	41,381	40,452
Other assets	161	345
Long-term intercompany receivable	105,567	87,443
Total assets	210,956	213,226
Current liabilities:
Current portion of long-term debt	2,600	2,600
Accounts payable	2,272	2,550
Intercompany payable	276
Accrued expenses	8,607	6,399
Accrued interest payable	4,803	4,995
Deferred revenue	2,081	1,175
Total current liabilities	20,639	17,719
Long-term debt, net of discount	141,873	135,158
Embedded derivatives	10,531	13,460
Long term deferred income taxes	424	232
Deferred revenue and other liabilities	7,858	6,359
Total liabilities	181,325	172,928
Stockholders' (deficit) equity:
Additional paid in capital	65,806	65,742
Accumulated (deficit) income	(56,204)	(45,491)
Accumulated other comprehensive (loss) income	29	47
Total stockholders' (deficit) equity	29,631	40,298
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	210,956	213,226
Stratus US [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	20,000	20,000
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	11,925	11,767	16,830	30,298
Accounts receivable, net of allowance for doubtful accounts	20,600	18,558
Intercompany receivable	280
Inventory	949	798
Deferred income taxes	72
Income taxes receivable	36	89
Prepaid expenses and other current assets	382	371
Total current assets	34,244	31,583
Property and equipment, net	1,615	1,129
Intangible assets, net	3,288
Goodwill	1,344	1,345
Deferred income taxes	8,440	10,029
Investment in subsidiaries	1,919	1,904
Other assets	19	38
Total assets	50,869	46,028
Current liabilities:
Accounts payable	3,212	2,881
Intercompany payable	14,542	12,758
Accrued expenses	1,420	1,284
Deferred income taxes		1,075
Deferred revenue	34,251	34,017
Total current liabilities	53,425	52,015
Long-term intercompany payable	57,442	57,443
Deferred revenue and other liabilities	5,725	5,690
Total liabilities	116,592	115,148
Stockholders' (deficit) equity:
Accumulated (deficit) income	(68,414)	(71,610)
Accumulated other comprehensive (loss) income	321	120
Total stockholders' (deficit) equity	(65,723)	(69,120)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	50,869	46,028
Guarantor Subsidiaries [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	2,370	2,370
Non Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	9,113	6,999	6,851	4,140
Accounts receivable, net of allowance for doubtful accounts	8,488	10,700
Intercompany receivable	12,263	11,335
Inventory	1,883	2,925
Deferred income taxes	1,171	1,381
Prepaid expenses and other current assets	1,634	2,566
Total current assets	34,552	35,906
Property and equipment, net	1,240	1,234
Goodwill	701	743
Deferred income taxes	1,247	1,626
Other assets	1,532	1,768
Total assets	39,272	41,277
Current liabilities:
Accounts payable	2,658	3,536
Accrued expenses	5,653	6,141
Income taxes payable	603	206
Deferred revenue	1,408	1,521
Total current liabilities	10,322	11,404
Deferred revenue and other liabilities	2,943	2,898
Total liabilities	13,265	14,302
Stockholders' (deficit) equity:
Additional paid in capital	3,944	4,008
Accumulated (deficit) income	17,924	16,960
Accumulated other comprehensive (loss) income	(1,185)	689
Total stockholders' (deficit) equity	26,007	26,975
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	39,272	41,277
Non Guarantor Subsidiaries [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	5,324	5,318
Eliminations [Member]
Current assets:
Accounts receivable, net of allowance for doubtful accounts	(45)	(235)
Intercompany receivable	(54,977)	(56,127)
Inventory	(2,462)	(2,867)
Income taxes receivable	(235)	(235)
Prepaid expenses and other current assets	(545)	(1,144)
Total current assets	(58,264)	(60,608)
Property and equipment, net	92
Investment in subsidiaries	(67,428)	(74,412)
Long-term intercompany receivable	(111,406)	(95,293)
Total assets	(237,006)	(230,313)
Current liabilities:
Accounts payable	(382)	(1,040)
Intercompany payable	(54,977)	(56,127)
Accrued expenses	(209)	(340)
Income taxes payable	(235)	(235)
Total current liabilities	(55,803)	(57,742)
Long-term intercompany payable	(111,406)	(95,293)
Liability in subsidiaries	(16,061)	(3,529)
Total liabilities	(183,270)	(156,564)
Stockholders' (deficit) equity:
Additional paid in capital	(123,419)	(123,419)
Accumulated (deficit) income	97,281	77,262
Accumulated other comprehensive (loss) income	167	167
Total stockholders' (deficit) equity	(53,736)	(73,749)
Total liabilities, redeemable convertible preferred stock redeemable ordinary stock, and stockholders' (deficit) equity	(237,006)	(230,313)
Eliminations [Member] | Ordinary Stock [Member]
Stockholders' (deficit) equity:
Ordinary stock	$ (27,765)	$ (27,759)

Consolidating Financial Statements - Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
REVENUE
Product	$ 73,720	$ 72,491	$ 71,104
Service	131,435	133,188	134,754
Total revenue	205,155	205,679	205,858
COST OF REVENUE
Product	30,192	33,346	32,862
Service	54,801	56,511	58,359
Total cost of revenue	84,993	89,857	91,221
Gross profit	120,162	115,822	114,637
OPERATING EXPENSES
Research and development	25,664	27,468	27,469
Sales and marketing	33,549	31,381	29,643
General and administrative	20,774	20,994	19,899
Restructuring charges	3,531	2,368	1,694
(Gain) on sale of business			(3,655)
Management fees	1,200	1,200	1,117
Total operating expenses	84,718	83,411	76,167
Profit (loss) from operations	35,444	32,411	38,470
Interest income	28	205	80
Interest expense	(49,996)	(48,334)	(43,728)
Loss on extinguishment of debt	(939)	(1,222)	(3,751)
Gain (loss) on change on fair value for embedded derivatives	4,752	(8,873)	(297)
Other (expense) income, net	(225)	(64)	(1,454)
Loss before income taxes	(10,936)	(25,877)	(10,680)
(Benefit) Provision for income taxes	2,532	(6,875)	1,520
Net income (loss)	(13,468)	(19,002)	(12,200)
Bermuda Holdings [Member]
OPERATING EXPENSES
General and administrative	813	1,164	390
Management fees	500	500	417
Total operating expenses	1,313	1,664	807
Profit (loss) from operations	(1,313)	(1,664)	(807)
Interest expense	(209)	(177)
Interest income (expense), intercompany	609	608	608
Loss on extinguishment of debt	(14)	(90)
Other (expense) income, net	(10)	(9)	(10)
Loss before income taxes	(937)	(1,332)	(209)
Equity in profit (loss) in subsidiaries	(12,531)	(17,670)	(11,991)
Net income (loss)	(13,468)	(19,002)	(12,200)
Bermuda Ltd [Member]
REVENUE
Product	586	459	370
Service	300	300	375
Intercompany	46,822	46,600	45,918
Total revenue	47,708	47,359	46,663
COST OF REVENUE
Product	401	194	185
Service		50
Intercompany	27,026	29,116	29,131
Total cost of revenue	27,427	29,360	29,316
Gross profit	20,281	17,999	17,347
OPERATING EXPENSES
General and administrative	110	44	197
Restructuring charges	1,233
(Gain) on sale of business			(3,655)
Intercompany		554
Total operating expenses	1,343	598	(3,458)
Profit (loss) from operations	18,938	17,401	20,805
Interest income	1	1	41
Interest expense	(23,801)	(23,002)	(20,825)
Interest income (expense), intercompany	(2,149)	(2,189)	(2,117)
Loss on extinguishment of debt	(444)	(543)	(1,724)
Gain (loss) on change on fair value for embedded derivatives	2,281	(4,259)	(142)
Other (expense) income, net	(54)	(51)	(53)
Loss before income taxes	(5,228)	(12,642)	(4,015)
(Benefit) Provision for income taxes	92	92	86
Equity in profit (loss) in subsidiaries	(7,928)	(4,302)	(9,806)
Net income (loss)	(13,248)	(17,036)	(13,907)
Stratus US [Member]
REVENUE
Product	20,845	20,503	20,255
Service	10,037	8,599	8,953
Intercompany	77,275	79,097	84,297
Total revenue	108,157	108,199	113,505
COST OF REVENUE
Product	17,212	15,260	17,501
Service	27,064	27,883	31,967
Intercompany	137
Total cost of revenue	44,413	43,143	49,468
Gross profit	63,744	65,056	64,037
OPERATING EXPENSES
Research and development	25,497	27,468	27,483
Sales and marketing	17,141	16,699	16,248
General and administrative	15,901	15,709	14,896
Restructuring charges	3,274	1,639	1,632
Intercompany	(3,274)	(1,639)	(1,632)
Management fees	700	700	700
Total operating expenses	59,239	60,576	59,327
Profit (loss) from operations	4,505	4,480	4,710
Interest income	1	2	7
Interest expense	(26,007)	(25,154)	(22,903)
Interest income (expense), intercompany	8,114	8,106	8,195
Loss on extinguishment of debt	(481)	(589)	(2,027)
Gain (loss) on change on fair value for embedded derivatives	2,471	(4,614)	(155)
Other (expense) income, net	(361)	(273)	(366)
Other income (expense), intercompany		30
Loss before income taxes	(11,758)	(18,012)	(12,539)
(Benefit) Provision for income taxes	71	110	(189)
Equity in profit (loss) in subsidiaries	923	1,457	2,391
Net income (loss)	(10,906)	(16,665)	(9,959)
Guarantor Subsidiaries [Member]
REVENUE
Product	9,115	7,830	6,078
Service	107,324	110,369	111,800
Intercompany	31,803	30,964	32,829
Total revenue	148,242	149,163	150,707
COST OF REVENUE
Product	25,896	26,603	27,546
Service	3,925	3,819	3,279
Intercompany	104,420	104,137	106,558
Total cost of revenue	134,241	134,559	137,383
Gross profit	14,001	14,604	13,324
OPERATING EXPENSES
Research and development	1		30
Sales and marketing	397	197	4
General and administrative	503	293	437
Restructuring charges			1
Intercompany	2,262	1,814	1,693
Total operating expenses	3,163	2,304	2,165
Profit (loss) from operations	10,838	12,300	11,159
Interest income	17	193	28
Interest expense	(6)
Interest income (expense), intercompany	(6,546)	(6,525)	(6,686)
Other (expense) income, net	5	438	(685)
Other income (expense), intercompany	28	(1,336)	(1,398)
Loss before income taxes	4,336	5,070	2,418
(Benefit) Provision for income taxes	1,374	(8,038)	930
Equity in profit (loss) in subsidiaries	15	16	15
Net income (loss)	2,977	13,124	1,503
Non Guarantor Subsidiaries [Member]
REVENUE
Product	43,174	43,699	44,401
Service	13,774	13,920	13,626
Intercompany	18,137	17,585	16,780
Total revenue	75,085	75,204	74,807
COST OF REVENUE
Product	28,313	30,122	30,708
Service	23,812	24,759	23,113
Intercompany	1,228	1,572	3,126
Total cost of revenue	53,353	56,453	56,947
Gross profit	21,732	18,751	17,860
OPERATING EXPENSES
Research and development	166
Sales and marketing	16,011	14,485	13,415
General and administrative	3,539	3,784	3,882
Restructuring charges	(970)	729	61
Intercompany	1,012	(729)	(61)
Total operating expenses	19,758	18,269	17,297
Profit (loss) from operations	1,974	482	563
Interest income	9	9	4
Interest expense	27	(1)
Interest income (expense), intercompany	(28)
Other (expense) income, net	(19)	(123)	(215)
Other income (expense), intercompany	(28)	1,306	1,398
Loss before income taxes	1,935	1,673	1,750
(Benefit) Provision for income taxes	995	961	693
Net income (loss)	940	712	1,057
Eliminations [Member]
REVENUE
Intercompany	(174,037)	(174,246)	(179,824)
Total revenue	(174,037)	(174,246)	(179,824)
COST OF REVENUE
Product	(41,630)	(38,833)	(43,078)
Intercompany	(132,811)	(134,825)	(138,815)
Total cost of revenue	(174,441)	(173,658)	(181,893)
Gross profit	404	(588)	2,069
OPERATING EXPENSES
Research and development			(44)
Sales and marketing			(24)
General and administrative	(92)		97
Restructuring charges	(6)
Total operating expenses	(98)		29
Profit (loss) from operations	502	(588)	2,040
Other (expense) income, net	214	(46)	(125)
Loss before income taxes	716	(634)	1,915
Equity in profit (loss) in subsidiaries	19,521	20,499	19,391
Net income (loss)	$ 20,237	$ 19,865	$ 21,306

Consolidating Financial Statements - Consolidating Statement of Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Net (loss) income	$ (13,468)	$ (19,002)	$ (12,200)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(1,688)	27	1,258
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	(3)	(4)	22
Comprehensive (loss) income	(15,159)	(18,979)	(10,920)
Bermuda Holdings [Member]
Net (loss) income	(13,468)	(19,002)	(12,200)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(13,468)	(19,002)	(12,200)
Bermuda Ltd [Member]
Net (loss) income	(13,248)	(17,036)	(13,907)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(13,248)	(17,036)	(13,907)
Stratus US [Member]
Net (loss) income	(10,906)	(16,665)	(9,959)
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(18)	(46)	(9)
Changes in market value of corporate equity security:
Comprehensive (loss) income	(10,924)	(16,711)	(9,968)
Guarantor Subsidiaries [Member]
Net (loss) income	2,977	13,124	1,503
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	201	(33)	(59)
Changes in market value of corporate equity security:
Comprehensive (loss) income	3,178	13,091	1,444
Non Guarantor Subsidiaries [Member]
Net (loss) income	940	712	1,057
Other comprehensive loss, net of taxes:
Cumulative translation adjustments	(1,871)	106	1,326
Changes in market value of corporate equity security:
Unrealized loss on corporate equity security, net of taxes of $1 and $1	(3)	(4)	22
Comprehensive (loss) income	(934)	814	2,405
Eliminations [Member]
Net (loss) income	20,237	19,865	21,306
Changes in market value of corporate equity security:
Comprehensive (loss) income	$ 20,237	$ 19,865	$ 21,306

Consolidating Financial Statements - Consolidating Statement of Comprehensive Loss (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2
Non Guarantor Subsidiaries [Member]
Tax on unrealized gain on corporate equity security	$ 1	$ 1	$ 2

Consolidating Financial Statements - Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Cash flows (used in) provided by operating activities:
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	7,031	7,490	9,116
Amortization of deferred financing cost and debt discount	11,733	10,501	8,466
Stock-based compensation	216	336	468
Non-cash portion of restructuring charges	393
Deferred tax (income) expense	614	(8,585)	(2,163)
Provision for doubtful accounts	(93)	121	163
Inventory provision	812	716	959
Loss on extinguishment of debt	939	1,222	3,751
Premium on excess cash flow payment	(999)	(999)
Loss on change in fair value of embedded derivatives		8,873	297
Gain on change in fair value of embedded derivatives	(4,752)	(630)
(Gain) from sale of subsidiary			(3,655)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Loss on abandoned patents		45
Interest payable-in-kind	8,611	7,871	6,560
Changes in assets and liabilities:
Accounts receivable	(1,158)	982	3,840
Inventory	(451)	(2,012)	(2,315)
Prepaid expenses and other current assets	430	(84)	1,211
Accounts payable	31	604	(721)
Accrued expenses	2,399	309	(50)
Accrued interest	(370)	(1,017)	7,735
Income taxes payable	(44)	(142)	184
Deferred revenue	(333)	(37)	(5,564)
Other long-term assets and liabilities	2,377	1,068	3,158
Net cash provided by (used in) operating activities	13,990	8,417	19,749
Cash flows (used in) investing activities:
Acquisition of property and equipment	(6,249)	(3,665)	(6,238)
Proceeds from the disposition of property and equipment		19
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(6,821)
Acquisition of other long lived assets	(142)	(100)	(86)
Net cash (used in) provided by investing activities	(13,212)	(3,746)	(2,769)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			207,281
Payments on long-term debt	(4,995)	(4,997)	(218,000)
Payment of debt and equity issuance fees		(308)	(13,515)
Proceeds from the exercise of stock options		2
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(4,995)	(5,303)	(46,234)
Effect of exchange rate changes on cash	(1,130)	42	586
Net (decrease) increase in cash and cash equivalents	(5,347)	(590)	(28,668)
Cash and cash equivalents at beginning of period	27,510	28,100	56,768
Cash and cash equivalents at end of period	22,163	27,510	28,100
Bermuda Holdings [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(13,468)	(19,002)	(12,200)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing cost and debt discount	209	177
Loss on extinguishment of debt	14	90
Equity in profit (loss) subsidiaries	12,531	17,670	11,991
Changes in assets and liabilities:
Prepaid expenses and other current assets	29	(29)	(500)
Accounts payable	80	1,554	1,464
Accrued expenses	62	(188)	325
Other long-term assets and liabilities	500	63	27
Net cash provided by (used in) operating activities	(43)	335	1,107
Cash flows used in financing activities:
Payment of debt and equity issuance fees		(264)	(1,218)
Proceeds from the exercise of stock options		2
Net cash used in financing activities		(262)	(1,218)
Net (decrease) increase in cash and cash equivalents	(43)	73	(111)
Cash and cash equivalents at beginning of period	93	20	131
Cash and cash equivalents at end of period	50	93	20
Bermuda Ltd [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(13,248)	(17,036)	(13,907)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	381	90	133
Amortization of deferred financing cost and debt discount	5,380	4,798	3,918
Loss on extinguishment of debt	444	543	1,724
Premium on excess cash flow payment	(480)	(480)
Loss on change in fair value of embedded derivatives		4,260	142
Gain on change in fair value of embedded derivatives	(2,281)
(Gain) from sale of subsidiary			(3,655)
Loss on abandoned patents		45
Interest payable-in-kind	4,133	3,785	3,170
Equity in profit (loss) subsidiaries	7,928	4,302	9,806
Changes in assets and liabilities:
Accounts receivable	(26)		(75)
Prepaid expenses and other current assets	31	69	(9)
Accounts payable	4,284	(14,924)	4,031
Accrued expenses	194	(30)	(20)
Accrued interest	(177)	(490)	3,713
Income taxes payable			12
Proceeds (payments) on intercompany dividend		17,428
Other long-term assets and liabilities	(72)	(179)	(832)
Net cash provided by (used in) operating activities	6,491	2,181	8,151
Cash flows (used in) investing activities:
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(4,069)
Acquisition of other long lived assets	(142)	(100)	(86)
Net cash (used in) provided by investing activities	(4,211)	(100)	3,469
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			99,495
Payments on long-term debt	(2,398)	(2,399)	(105,359)
Payment of debt and equity issuance fees			(5,189)
Proceeds (payments) on intercompany financing		(10,999)
Proceeds (payments) on intercompany financing		10,999
Net cash used in financing activities	(2,398)	(2,399)	(11,053)
Effect of exchange rate changes on cash			8
Net (decrease) increase in cash and cash equivalents	(118)	(318)	575
Cash and cash equivalents at beginning of period	262	580	5
Cash and cash equivalents at end of period	144	262	580
Stratus US [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	(10,906)	(16,665)	(9,959)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,141	6,097	7,380
Amortization of deferred financing cost and debt discount	6,144	5,526	4,548
Stock-based compensation	186	297	384
Non-cash portion of restructuring charges	393
Deferred tax (income) expense			(828)
Provision for doubtful accounts	1	7	(18)
Inventory provision	1,723	546	1,472
Loss on extinguishment of debt	481	589	2,027
Premium on excess cash flow payment	(519)	(519)
Loss on change in fair value of embedded derivatives		4,613	155
Gain on change in fair value of embedded derivatives	(2,471)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Interest payable-in-kind	4,478	4,086	3,390
Equity in profit (loss) subsidiaries	(923)	(1,457)	(2,391)
Changes in assets and liabilities:
Accounts receivable	(1,218)	(1,318)	3,149
Inventory	(1,578)	(1,605)	(3,055)
Prepaid expenses and other current assets	84	303	715
Accounts payable	(7,854)	7,587	(7,113)
Accrued expenses	4,814	397	167
Accrued interest	(193)	(527)	4,022
Income taxes payable	(482)	18	22
Deferred revenue	963	659	(1,172)
Other long-term assets and liabilities	2,837	1,577	2,593
Net cash provided by (used in) operating activities	1,173	10,368	5,997
Cash flows (used in) investing activities:
Acquisition of property and equipment	(5,394)	(3,233)	(5,280)
Proceeds from the disposition of property and equipment		19
Acquisition of business, net of cash acquired of $34	(525)
Net cash (used in) provided by investing activities	(5,919)	(3,214)	(5,280)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			107,786
Payments on long-term debt	(2,597)	(2,598)	(112,641)
Payment of debt and equity issuance fees		(44)	(7,108)
Proceeds (payments) on intercompany financing			15,000
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(2,597)	(2,642)	(18,963)
Effect of exchange rate changes on cash	(115)	58	(129)
Net (decrease) increase in cash and cash equivalents	(7,458)	4,570	(18,375)
Cash and cash equivalents at beginning of period	8,389	3,819	22,194
Cash and cash equivalents at end of period	931	8,389	3,819
Guarantor Subsidiaries [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	2,977	13,124	1,503
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	635	387	426
Stock-based compensation			9
Deferred tax (income) expense	443	(8,954)	(1,288)
Provision for doubtful accounts	(93)	118	270
Inventory provision	(254)	48	(541)
Equity in profit (loss) subsidiaries	(15)	(16)	(15)
Changes in assets and liabilities:
Accounts receivable	(1,093)	1,757	3,083
Inventory	103	249	1,468
Prepaid expenses and other current assets	92	(100)	(240)
Accounts payable	4,644	6,683	(59)
Accrued expenses	(3,087)	(20)	(263)
Income taxes payable	53	(17)	57
Deferred revenue	(1,510)	(612)	(3,735)
Proceeds (payments) on intercompany dividend		(17,428)
Other long-term assets and liabilities	(552)	(340)	1,132
Net cash provided by (used in) operating activities	2,343	(5,121)	1,807
Cash flows (used in) investing activities:
Acquisition of property and equipment	(3)		(262)
Acquisition of business, net of cash acquired of $34	(2,265)
Net cash (used in) provided by investing activities	(2,268)		(262)
Cash flows used in financing activities:
Proceeds (payments) on intercompany financing		10,999	(15,000)
Proceeds (payments) on intercompany financing		(10,999)
Net cash used in financing activities			(15,000)
Effect of exchange rate changes on cash	83	58	(13)
Net (decrease) increase in cash and cash equivalents	158	(5,063)	(13,468)
Cash and cash equivalents at beginning of period	11,767	16,830	30,298
Cash and cash equivalents at end of period	11,925	11,767	16,830
Non Guarantor Subsidiaries [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	940	712	1,057
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	966	916	1,159
Stock-based compensation	30	39	75
Deferred tax (income) expense	171	369	(47)
Provision for doubtful accounts	(1)	(4)	(89)
Inventory provision	(657)	122	28
Changes in assets and liabilities:
Accounts receivable	1,369	308	(2,317)
Inventory	1,428	(1,245)	1,329
Prepaid expenses and other current assets	794	(1,247)	1,599
Accounts payable	(1,561)	661	561
Accrued expenses	284	303	(342)
Income taxes payable	385	(143)	93
Deferred revenue	214	(84)	(657)
Other long-term assets and liabilities	(336)	(53)	238
Net cash provided by (used in) operating activities	4,026	654	2,687
Cash flows (used in) investing activities:
Acquisition of property and equipment	(852)	(432)	(696)
Acquisition of business, net of cash acquired of $34	38
Net cash (used in) provided by investing activities	(814)	(432)	(696)
Cash flows used in financing activities:
Effect of exchange rate changes on cash	(1,098)	(74)	720
Net (decrease) increase in cash and cash equivalents	2,114	148	2,711
Cash and cash equivalents at beginning of period	6,999	6,851	4,140
Cash and cash equivalents at end of period	9,113	6,999	6,851
Eliminations [Member]
Cash flows (used in) provided by operating activities:
Net income (loss)	20,237	19,865	21,306
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	(92)		18
Equity in profit (loss) subsidiaries	(19,521)	(20,499)	(19,391)
Changes in assets and liabilities:
Accounts receivable	(190)	235
Inventory	(404)	589	(2,057)
Prepaid expenses and other current assets	(600)	920	(354)
Accounts payable	438	(957)	395
Accrued expenses	$ 132	$ (153)	$ 83

Consolidating Financial Statements - Consolidating Statement of Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 24, 2013
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Acquisition of business, cash acquired	$ 34

Subsequent Events - Additional Information (Detail)	12 Months Ended	1 Months Ended		1 Months Ended		1 Months Ended
	Feb. 27, 2011	Apr. 30, 2013 Debt holders [Member] Subsequent Event [Member]	Apr. 30, 2013 Debt holders [Member] Series B ordinary shares [Member] Subsequent Event [Member]	Feb. 24, 2013 Debt holders [Member] Series B preferred shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Debt holders [Member] Series B preferred shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Series B ordinary shares [Member] Subsequent Event [Member]	Apr. 30, 2013 Notesholder [Member] Series B preferred shares [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of additional ordinary stock issued from total stock issued	7.50%	7.50%				0.83%
Percentage of additional preferred stock issued from total stock issued	7.50%	7.50%				0.83%
Aggregate ordinary stock issued			3,324,059.2				367,862.57
Aggregate ordinary stock issued					756,986			83,773.11
Shareholder agreement date				Apr 8, 2010